UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                     Date of fiscal year end: March 31, 2005

                   Date of reporting period: December 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                     INTEREST RATE  MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 92.80%

CALIFORNIA - 89.54%
$      8,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                   HOUSING REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING
                   REVENUE LOC)+/-SS.                                                      4.40%      07/01/2008   $   8,000,000
      17,395,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                   JEWISH COMMUNITY CENTER PROJECT ALLIED IRISH BANK LOC
                   (RECREATIONAL FACILITIES REVENUE LOC)+/-SS.                             3.70       11/15/2031      17,395,000
      11,200,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                   MFHR FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC) +/-SS.         3.52       07/15/2035      11,200,000
       6,965,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                   MFHR GAIA BUILDING PROJECT SERIES A COLLATERALIZED BY FNMA
                   (HOUSING REVENUE LOC)+/-SS.                                             3.52       09/15/2032       6,965,000
      10,520,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                   MFHR GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)+/-SS.             3.55       03/15/2037      10,520,000
      33,865,000   ADELANTO CA UTILITY SYSTEMS PROJECT SERIES A (OTHER REVENUE,
                   AMBAC INSURED) +/-SS.                                                   3.75       11/01/2034      33,865,000
      13,930,000   AFFORDABLE HOUSING AGENCY CALIFORNIA MFHR WESTRIDGE HILLTOP
                   SERIES A (HOUSING REVENUE LOC)+/-SS.                                    3.49       09/15/2033      13,930,000
       7,685,000   ALHAMBRA CA USD (PROPERTY TAX REVENUE LOC)+/-SS.                        3.53       08/01/2026       7,685,000
          20,000   ANAHEIM CA HOUSING AUTHORITY MFHR FOUNTAIN ANAHEIM HILLS
                   SERIES A COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING
                   REVENUE LOC)+/-SS.                                                      3.55       02/15/2033          20,000
       4,145,000   ANAHEIM CA HOUSING AUTHORITY MFHR MONTEREY APARTMENTS SERIES
                   B COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.       3.39       05/15/2027       4,145,000
       5,300,000   ANAHEIM CA HOUSING AUTHORITY MFHR SEA WIND APARTMENTS
                   PROJECT SERIES C COLLATERALIZED BY FNMA (MULTI-FAMILY
                   HOUSING REVENUE LOC)+/-SS.                                              3.55       07/15/2033       5,300,000
       8,160,000   ANAHEIM CA PUBLIC FINANCING AUTHORITY LEASE REVENUE FSA
                   INSURED (OTHER REVENUE LOC)+/-SS.                                       3.55       09/01/2024       8,160,000
      14,500,000   BIG BEAR LAKE CA INDUSTRIAL REVENUE SOUTHWEST GAS
                   CORPORATION PROJECT SERIES A (INDUSTRIAL DEVELOPMENT REVENUE
                   LOC)+/-SS.                                                              3.51       12/01/2028      14,500,000
       3,000,000   CALIFORNIA COMMUNITIES HOUSING FINANCE AGENCY LEASE REVENUE
                   SERIES A COLLATERALIZED BY FHLMC (HOUSING REVENUE LOC)+/-SS.            4.40       02/01/2007       3,000,000
       3,640,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE ART
                   CENTER DESIGN COLLEGE SERIES A ALLIED IRISH BANK PLC LOC
                   (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.                              3.60       12/01/2032       3,640,000
       2,520,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE CTFS
                   SERIES 113 GENERAL OBLIGATION OF UNIVERSITY (EDUCATIONAL
                   FACILITIES REVENUE LOC)+/-SS.                                           3.53       12/01/2027       2,520,000
       8,090,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE SANTA
                   CLARA UNIVERSITY SERIES B MBIA INSURED (EDUCATIONAL
                   FACILITIES REVENUE LOC)+/-SS.                                           3.50       02/01/2032       8,090,000
      40,700,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE STANFORD
                   UNIVERSITY SERIES S-4 (COLLEGE & UNIVERSITY REVENUE LOC)+/-SS.          3.52       11/01/2049      40,700,000
      17,530,000   CALIFORNIA HFA REVENUE (HOUSING REVENUE LOC)+/-SS.                      3.55       02/01/2008      17,530,000
      44,925,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-1(HOUSING
                   REVENUE LOC)+/-SS.                                                      3.53       02/01/2023      44,925,000
       1,050,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-2 (HOUSING
                   REVENUE)+/-SS.                                                          3.53       02/01/2035       1,050,000
       9,900,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING
                   REVENUE LOC)+/-SS.                                                      3.58       02/01/2032       9,900,000
      25,945,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING
                   REVENUE)+/-SS.                                                          3.53       02/01/2038      25,945,000
      12,265,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F FSA INSURED
                   (HOUSING REVENUE LOC)+/-SS.                                             3.51       02/01/2034      12,265,000
       4,900,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING
                   REVENUE LOC)+/-SS.                                                      3.55       02/01/2017       4,900,000
       4,420,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING
                   REVENUE LOC)+/-SS.                                                      3.78       02/01/2031       4,420,000
       5,360,000   CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING
                   REVENUE LOC)+/-SS.                                                      3.53       08/01/2036       5,360,000
      13,000,000   CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES A JP
                   MORGAN CHASE BANK LOC (HEALTH FACILITIES FINANCING AUTHORITY
                   REVENUE LOC)+/-SS.                                                      3.70       09/01/2025      13,000,000
       4,980,000   CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES B
                   KBC BANK NV LOC (HEALTH FACILITIES FINANCING AUTHORITY
                   REVENUE LOC)+/-SS.                                                      3.70       09/01/2025       4,980,000
       7,320,000   CALIFORNIA HFFA REVENUE SERIES B (HEALTHCARE FACILITIES
                   REVENUE LOC)+/-SS.                                                      3.47       08/01/2021       7,320,000
         655,000   CALIFORNIA HOME MORTGAGE SERIES F (HOUSING REVENUE, FIRST
                   SECURITY BANK LOC)+/-SS.                                                3.51       02/01/2022         655,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                     INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (continued)
$      2,025,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR
                   FISH HOUSE FOODS INCORPORATED PROJECT COMERICA BANK CA LOC
                   (ECONOMIC DEVELOPMENT REVENUE LOC)+/-SS.                                3.56%      09/01/2024   $   2,025,000
       6,150,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE SAN
                   FRANCISCO BALLET ASSOCIATION (ECONOMIC DEVELOPMENT REVENUE
                   LOC)+/-SS.                                                              3.55       07/01/2032       6,150,000
      13,265,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES C (INDUSTRIAL
                   DEVELOPMENT REVENUE)+/-SS.                                              3.73       11/01/2026      13,265,000
      10,000,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
                   ENVIRONMENTAL IMPROVEMENT REVENUE (INDUSTRIAL DEVELOPMENT
                   REVENUE LOC)+/-SS.                                                      3.52       09/01/2017      10,000,000
       3,400,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY PCR WADHAM
                   ENERGY   (POLLUTION CONTROL REVENUE LOC)+/-SS.                          3.54       11/01/2017       3,400,000
      32,255,000   CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY SERIES A
                   (EDUCATIONAL FACILITIES REVENUE LOC)                                    4.00       07/06/2006      32,457,879
       4,410,000   CALIFORNIA SCHOOL FACILITIES FINANCING CORPORATE
                   CERTIFICATES PARTNERSHIP IMPORTANT FINANCING PROJECT SERIES
                   C (LEASE REVENUE LOC)+/-SS.                                             3.48       07/01/2022       4,410,000
      57,455,000   CALIFORNIA SERIES H (HEALTH FACILITIES FINANCING AUTHORITY
                   REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                  3.45       07/01/2035      57,455,000
      23,300,000   CALIFORNIA SERIES I (HEALTH FACILITIES FINANCING AUTHORITY
                   REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                  3.55       07/01/2035      23,300,000
      54,300,000   CALIFORNIA SERIES J (HEALTH FACILITIES FINANCING AUTHORITY
                   REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                  3.45       07/01/2033      54,300,000
      20,500,000   CALIFORNIA STATE (PROPERTY TAX REVENUE LOC)+/-SS.                       3.45       05/01/2034      20,500,000
      10,995,000   CALIFORNIA STATE (PROPERTY TAX REVENUE, MBIA INSURED)+/-SS.             3.53       05/01/2021      10,995,000
       5,300,000   CALIFORNIA STATE (PROPERTY TAX REVENUE, MBIA INSURED)+/-SS.             3.53       03/01/2024       5,300,000
       2,405,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                   REVENUE SERIES B1 (POWER REVENUE)+/-SS.                                 3.70       05/01/2022       2,405,000
      15,000,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                   REVENUE SERIES C3 AMBAC INSURED (ELECTRIC REVENUE LOC)+/-SS.            3.55       05/01/2022      15,000,000
       9,035,000   CALIFORNIA STATE DWR CENTER VALLEY PROJECT SERIES 127 (WATER
                   REVENUE, FGIC INSURED)+/-SS.                                            3.54       12/01/2028       9,035,000
      58,670,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C1 (POWER REVENUE,
                   DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                                 3.55       05/01/2022      58,670,000
       8,925,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C11 (POWER REVENUE,
                   KBC BANK NV LOC)+/-SS.                                                  3.34       05/01/2022       8,925,000
       8,900,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER
                   REVENUE)+/-SS.                                                          3.15       05/01/2011       8,900,000
      29,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G13 (WATER
                   REVENUE)+/-SS.                                                          3.17       05/01/2018      29,000,000
       9,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G5 (WATER
                   REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                 3.18       05/01/2016       9,000,000
      20,250,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G7 (WATER
                   REVENUE)+/-SS.                                                          3.16       05/01/2017      20,250,000
      13,550,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G9 (WATER
                   REVENUE)+/-SS.                                                          3.18       05/01/2018      13,550,000
       3,490,000   CALIFORNIA STATE DWR WATER REVENUE (WATER REVENUE LOC)+/-SS.            3.54       12/01/2012       3,490,000
      13,930,000   CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
                   REVENUE LOC)+/-SS.                                                      3.54       01/01/2012      13,930,000
      11,746,500   CALIFORNIA STATE ECONOMIC RECOVERY SERIES 927 (ECONOMIC
                   DEVELOPMENT REVENUE LOC)+/-SS.                                          3.53       07/01/2013      11,746,500
      33,445,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C (SALES TAX
                   REVENUE LOC)+/-SS.                                                      3.52       07/01/2023      33,445,000
       4,995,000   CALIFORNIA STATE FLOATER CTFS SERIES 471X MBIA INSURED
                   (OTHER REVENUE LOC)+/-SS.                                               3.53       09/01/2024       4,995,000
      39,150,000   CALIFORNIA STATE KINDERGARTEN UNIVERSITY PUBLIC-B-5
                   (PROPERTY TAX REVENUE LOC)+/-SS.                                        3.45       05/01/2034      39,150,000
      15,705,000   CALIFORNIA STATE PUBLIC WORKS BOARD CTFS SERIES D (LEASE
                   REVENUE, AMBAC INSURED)+/-SS.                                           3.53       12/01/2019      15,705,000
       4,885,000   CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE (COLLEGE &
                   UNIVERSITY REVENUE LOC)+/-SS.                                           3.54       11/01/2012       4,885,000
       4,410,000   CALIFORNIA STATE PUTTERS SERIES 239Z AMBAC INSURED (OTHER
                   REVENUE LOC)+/-SS.                                                      3.56       12/01/2032       4,410,000
       4,690,000   CALIFORNIA STATE ROCS RR FGIC INSURED+/-SS.                             3.55       02/01/2020       4,690,000
      16,250,000   CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER REVENUE)+/-SS.            3.07       05/01/2040      16,250,000
      25,500,000   CALIFORNIA STATE SERIES B3 (GENERAL OBLIGATION - STATES,
                   TERRITORIES LOC)+/-SS.                                                  3.52       05/01/2033      25,500,000
       5,100,000   CALIFORNIA STATE SERIES B1 (GENERAL OBLIGATION - SCHOOL
                   DISTRICTS, BANQUE NATIONALE PARIS LOC)+/-SS.                            3.55       05/01/2033       5,100,000
       2,155,000   CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C
                   (MULTI-FAMILY HOUSING REVENUE, FNMA INSURED)+/-SS.                      3.58       07/01/2027       2,155,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                     INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (continued)
$      6,270,000   CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL SERIES H
                   (MULTI-FAMILY HOUSING REVENUE)+/-SS.                                    3.55%      07/01/2027   $   6,270,000
       3,465,000   CALIFORNIA STATEWIDE CDA FOUNTAINS SEACLIFF APARTMENTS
                   SERIES Y (HOUSING REVENUE, FNMA INSURED)+/-SS.                          3.55       10/15/2035       3,465,000
       6,775,000   CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ
                   (MULTI-FAMILY HOUSING REVENUE, US BANK NA LOC)+/-SS.                    3.80       11/01/2031       6,775,000
      10,000,000   CALIFORNIA STATEWIDE CDA MFHR BELMONT PROJECT SERIES F
                   (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                                3.55       06/15/2038      10,000,000
      15,090,000   CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT C+/-SS.                3.58       01/20/2031      15,090,000
       2,900,000   CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES
                   AA (HOUSING REVENUE LOC)+/-SS.                                          3.58       12/01/2011       2,900,000
       3,985,000   CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES
                   R COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.       3.55       10/15/2030       3,985,000
       7,060,000   CALIFORNIA STATEWIDE CDA MULTI-FAMILY REVENUE LORENA TERRACE
                   SERIES DDD CITIBANK LOC+/-SS.                                           3.58       12/01/2036       7,060,000
       5,370,000   CALIFORNIA STATEWIDE CDA REVENUE SERIES A 02 FHA INSURED
                   (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                               3.53       04/20/2036       5,370,000
      16,065,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT
                   COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.         3.55       10/15/2026      16,065,000
       1,100,000   CAMARILLO CA MFHR HERITAGE PARK PROJECT SERIES A
                   COLLATERALIZED BY FNMA REMARKETED 09/29/94 (MULTI-FAMILY
                   HOUSING REVENUE LOC)+/-SS.                                              3.39       07/15/2019       1,100,000
       3,300,000   CARSON CA REDEVELOPMENT AGENCY SERIES 2076 MBIA INSURED (TAX
                   INCREMENTAL REVENUE LOC)+/-SS.                                          3.55       10/01/2019       3,300,000
       5,100,000   COLTON CA REDEVELOPMENT AGENCY CTFS PARTICIPATION LAS
                   PALOMAS ASSOCIATION PROJECT CITY NATIONAL BANK LOC
                   (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.                              3.50       11/01/2015       5,100,000
       5,960,000   COMPTON CA UNIVERSITY SCHOOL DISTRICT MERLOTS SERIES B39
                   MBIA INSURED   (PROPERTY TAX REVENUE LOC)+/-SS.                         3.53       09/01/2027       5,960,000
       2,100,000   CONCORD CA MULTI-FAMILY MORTGAGE REVENUE (OTHER REVENUE
                   LOC)+/-SS.                                                              3.55       12/01/2016       2,100,000
      10,320,000   CONTRA COSTA CA WATER DISTRICT SERIES 1131 (WATER REVENUE,
                   FGIC INSURED)+/-SS.                                                     3.53       10/01/2026      10,320,000
      17,370,000   CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE CTFS SERIES A
                   (HOUSING REVENUE LOC)+/-SS.                                             3.57       12/01/2015      17,370,000
       7,200,000   CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT
                   SERIES H COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING
                   REVENUE LOC)+/-SS.                                                      3.49       10/15/2029       7,200,000
       4,300,000   CONTRA COSTA COUNTY CA MFHR LAFAYETTE TOWN CENTER APARTMENTS
                   SERIES I COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING
                   REVENUE LOC)+/-SS.                                                      3.55       07/15/2032       4,300,000
       2,000,000   CONTRA COSTA COUNTY CA MFHR SERIES B COLLATERALIZED BY FNMA
                   REMARKETED 09/28/94 (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.            3.55       11/15/2022       2,000,000
       2,389,748   EAGLE TAX-EXEMPT TRUST CTF SERIES 950501 (CALIFORNIA STATE)
                   MBIA INSURED (OTHER REVENUE LOC)+/-SS.                                  3.55       02/01/2006       2,389,748
       4,000,000   EAGLE TAX-EXEMPT TRUST CTF SERIES 970503 (CALIFORNIA STATE
                   PUBLIC WORKS BOARD LEASE REVENUE SERIES C) AMBAC INSURED
                   (LEASE REVENUE LOC)+/-SS.                                               3.55       09/01/2017       4,000,000
       6,370,000   EAST BAY CALIFORNIA MUNICIPAL UTILITY DISTRICT WATER SYSTEM
                   REVENUE (WATER & WASTEWATER AUTHORITY REVENUE LOC)+/-SS.                3.53       06/01/2020       6,370,000
       5,780,000   EAST BAY CALIFORNIA MUNICIPAL WATER DISTRICT (WATER REVENUE,
                   MBIA INSURED)+/-SS.                                                     3.55       06/01/2028       5,780,000
       5,310,000   EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER
                   REVENUE CTFS SERIES B (WATER REVENUE LOC)+/-SS.                         3.34       07/01/2020       5,310,000
      17,825,000   FREMONT CA MFHR CREEKSIDE VILLAGE APARTMENTS (HOUSING
                   REVENUE LOC)+/-SS.                                                      3.43       09/01/2007      17,825,000
       3,500,000   FREMONT CA USD COP (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-SS.       3.51       09/01/2030       3,500,000
      11,150,000   FRESNO CA SEWER REVENUE SUBORDINATE LIEN SERIES A (SEWER
                   REVENUE LOC)+/-SS.                                                      3.34       09/01/2025      11,150,000
       4,000,000   HAYWARD CA MFHR SHOREWOOD SERIES A FGIC INSURED REMARKETED
                   03/17/94 (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                       3.51       07/15/2014       4,000,000
       1,000,000   HEMET CA MFHR SUNWEST RETIREMENT SERIES A COLLATERALIZED BY
                   FHLMC (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                          3.49       01/01/2025       1,000,000
       4,225,000   HILLSBOROUGH CA COP WATER & SEWER SYSTEMS PROJECTS SERIES A
                   (PROPERTY TAX REVENUE, JP MORGAN CHASE BANK LOC)+/-SS.                  3.55       06/01/2033       4,225,000
       6,570,000   IRVINE CA IMPT BD ACT 1915 (OTHER REVENUE)+/-SS.                        3.62       09/02/2029       6,570,000
       6,300,000   IRVINE CA IMPT BD ACT 1915 DISTRICT NO 87-8 (SPECIAL TAX
                   REVENUE, KBC BANK NV LOC)+/-SS.                                         3.62       09/02/2024       6,300,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                     INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (continued)
$      5,500,000   LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET
                   APARTMENTS PROJECT SERIES C COLLATERALIZED BY FNMA (HOUSING
                   REVENUE LOC)+/-SS.                                                      3.49%      12/01/2026   $   5,500,000
       7,490,000   LONG BEACH CA HARBOR REVENUE (OTHER REVENUE LOC)+/-SS.                  3.56       05/15/2020       7,490,000
       2,560,000   LONG BEACH CA HARBOR REVENUE FLOATS PT 2756 (AIRPORT REVENUE
                   LOC)+/-SS.                                                              3.56       05/15/2025       2,560,000
       2,800,000   LONG BEACH CA HARBOR REVENUE P-FLOATS-PA 651 (AIRPORT
                   REVENUE LOC)+/-SS.                                                      3.56       05/15/2019       2,800,000
       2,135,000   LONG BEACH CA HARBOR REVENUE SERIES 418 FGIC INSURED
                   (AIRPORT REVENUE LOC)+/-SS.                                             3.56       05/15/2020       2,135,000
      17,865,000   LONG BEACH CA HARBOR REVENUE SERIES A (AIRPORT REVENUE LOC)+/-SS.       3.09       05/15/2027      17,865,000
       8,190,000   LOS ANGELES CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
                   REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                 3.53       06/01/2026       8,190,000
      28,300,000   LOS ANGELES CA COMMUNITY RDA MFHR WILSHIRE STATION
                   APARTMENTS SERIES A (HOUSING REVENUE LOC)+/-SS.                         3.76       10/15/2038      28,300,000
       1,300,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                   REVENUE LOC)+/-SS.                                                      3.50       04/01/2030       1,300,000
       8,275,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                   REVENUE LOC)+/-SS.                                                      3.76       10/15/2038       8,275,000
       8,650,000   LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY
                   LEASE REVENUE SUBSERIES C2 (LEASE REVENUE LOC)+/-SS.                    3.50       08/15/2021       8,650,000
       2,000,000   LOS ANGELES CA DEPARTMENT OF AIRPORTS LA INTERNATIONAL
                   AIRPORT SERIES C1 (AIRPORT REVENUE, BANQUE NATIONALE PARIS
                   LOC)+/-SS.                                                              3.34       05/15/2020       2,000,000
       6,995,000   LOS ANGELES CA HARBOR DEPARTMENT REVENUE TRANSPORTATION
                   RECEIPTS CLASS F SERIES 7 MBIA INSURED   (HARBOR DEPARTMENT
                   REVENUE LOC)+/-SS.                                                      3.53       11/01/2026       6,995,000
       5,300,000   LOS ANGELES CA MFHR MASSELIN MANOR HOUSING PROJECT BANK OF
                   AMERICA NT & SA LOC  (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.           3.39       07/01/2015       5,300,000
      16,000,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US
                   BANK NA LOC)+/-SS.                                                      3.34       07/01/2035      16,000,000
       8,875,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER REVENUE)+/-SS.          3.45       07/01/2035       8,875,000
      12,125,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES
                   REVENUE)+/-SS.                                                          3.34       07/01/2035      12,125,000
       3,105,000   LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY
                   BANK LOC)+/-SS.                                                         3.54       01/01/2009       3,105,000
      12,000,000   LOS ANGELES CA SUBSERIES A7 (WATER REVENUE)+/-SS.                       3.45       07/01/2035      12,000,000
      11,330,000   LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT
                   LOCAL DE FRANCE LOC)+/-SS.                                              3.55       07/01/2035      11,330,000
       4,980,000   LOS ANGELES CA UNIFIED SCHOOL DISTRICT MERLOTS SERIES B12
                   (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)+/-SS.                       3.53       01/01/2027       4,980,000
       7,360,000   LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY
                   BANK LOC)+/-SS.                                                         3.53       01/01/2011       7,360,000
       6,175,000   LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)+/-SS.           3.53       01/01/2010       6,175,000
      10,255,000   LOS ANGELES CA WATER & POWER (POWER REVENUE)+/-SS.                      3.55       07/01/2027      10,255,000
       5,995,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA INSURED
                   (WATER REVENUE LOC)+/-SS.                                               3.54       01/01/2009       5,995,000
      12,000,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
                   APARTMENTS-B (HOUSING REVENUE LOC)+/-SS.                                3.45       06/01/2010      12,000,000
      18,670,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                   REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)+/-SS.                  3.55       07/01/2016      18,670,000
      20,200,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                   REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)+/-SS.                  3.55       07/01/2021      20,200,000
      20,000,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                   REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)+/-SS.                  3.55       07/01/2025      20,000,000
      41,020,000   LOS ANGELES COUNTY CA TRAN (PROPERTY TAX REVENUE LOC)                   4.00       06/30/2006      41,201,837
      31,900,000   LOS ANGELES COUNTY HOUSING AUTHORITY MULTI-FAMILY REVENUE
                   BONDS (HOUSING REVENUE LOC)+/-SS.                                       3.50       09/01/2030      31,900,000
      16,325,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES B1
                   (WATER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                 3.45       07/01/2020      16,325,000
      21,245,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES B2
                   (WATER REVENUE LOC)+/-SS.                                               3.45       07/01/2020      21,245,000
      20,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES C
                   (WATER REVENUE LOC)+/-SS.                                               3.45       07/01/2027      20,000,000
       9,120,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                   REVENUE SERIES A AMBAC INSURED (WATER & SEWER REVENUE LOC)+/-SS.        3.34       06/01/2023       9,120,000
       1,850,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                   REVENUE SERIES A1 (WATER REVENUE LOC)+/-SS.                             3.45       07/01/2023       1,850,000
      13,850,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                   REVENUE SERIES A2 JP MORGAN CHASE BANK INSURED (WATER
                   REVENUE LOC)+/-SS.                                                      3.53       07/01/2023      13,850,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                     INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (continued)
$      9,900,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                   REVENUE SERIES C2 (WATER REVENUE LOC)+/-SS.                             3.45%      07/01/2030   $   9,900,000
      40,045,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                   REVENUE SERIES C3 (WATER REVENUE LOC)+/-SS.                             3.43       07/01/2030      40,045,000
      11,100,000   MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE
                   SERIES SG 66 MBIA INSURED (ELECTRIC REVENUE LOC)+/-SS.                  3.53       10/01/2015      11,100,000
       5,620,000   MODESTO CA PFA LEASE REVENUE SERIES 354 AMBAC INSURED (LEASE
                   REVENUE LOC)+/-SS.                                                      3.53       09/01/2029       5,620,000
       6,350,000   MSR PUBLIC POWER AGENCY CALIFORNIA SAN JUAN PROJECT REVENUE
                   SUBORDINATE LIEN SERIES B (POWER REVENUE LOC)+/-SS.                     3.45       07/01/2022       6,350,000
      24,200,000   MT DIABLO CA USD TRAN (PROPERTY TAX REVENUE)                            4.25       10/27/2006      24,444,766
       3,340,000   OAKLAND CA JT POWERS FINANCING AUTHORITY FRUITVALE TRANSIT
                   SERIES B (POWER REVENUE LOC)+/-SS.                                      3.45       07/01/2033       3,340,000
      16,000,000   OAKLAND CA JT POWERS FINANCING AUTHORITY REVENUE SERIES A
                   (HOUSING REVENUE LOC)+/-SS.                                             3.45       07/01/2033      16,000,000
       8,645,000   OAKLAND CA SEWER REVENUE (SEWER REVENUE LOC)+/-SS.                      3.55       06/15/2021       8,645,000
       7,187,000   OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
                   SERIES C1 (LEASE REVENUE LOC)+/-SS.                                     3.52       02/01/2025       7,187,000
      11,685,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT BLUFFS APARTMENT
                   PROJECT SERIES C (HOUSING REVENUE, FHLMC INSURED)+/-SS.                 3.49       12/01/2029      11,685,000
       4,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE
                   VILLAS PROJECT FNMA LOC (HOUSING REVENUE LOC)+/-SS.                     3.49       11/15/2028       4,000,000
      15,400,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PROJECT PARK
                   PLACE APARTMENTS ISSUE A FHLB INSURED (HOUSING REVENUE LOC)+/-SS.       3.49       04/01/2024      15,400,000
       9,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES A
                   FHLMC LOC (HOUSING REVENUE LOC)+/-                                      3.49       12/01/2006       9,000,000
       8,449,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D
                   HARBOR POINTE PROJECT FHLMC LOC (HOUSING REVENUE LOC)+/-SS.             3.49       12/01/2022       8,449,000
         500,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES G3
                   (HOUSING REVENUE LOC)+/-SS.                                             3.49       11/15/2028         500,000
       8,400,000   ORANGE COUNTY CA IMPROVEMENT ASSESSMENT DISTRICT NUMBER 88
                   SERIES 1 KBC BANK NV LOC (SPECIAL TAX REVENUE LOC)+/-SS.                3.70       09/02/2018       8,400,000
       6,565,000   ORANGE COUNTY CA SANITATION DISTRICT COP AMBAC INSURED
                   (LEASE REVENUE LOC)+/-SS.                                               3.34       08/01/2013       6,565,000
       2,302,500   ORANGE COUNTY CA SANITATION DISTRICT COP FLOATERS-SERIES
                   1032 (SEWER REVENUE LOC)+/-SS.                                          3.53       02/01/2033       2,302,500
       4,260,000   ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                   REVENUE SERIES 1995D AMBAC INSURED (PROPERTY TAX REVENUE
                   LOC)+/-SS.                                                              3.53       11/01/2014       4,260,000
      17,000,000   ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                   REVENUE SERIES E AMBAC INSURED (PROPERTY TAX REVENUE LOC)+/-SS.         3.53       11/01/2014      17,000,000
      33,415,000   ORANGE COUNTY CA WATER DISTRICT SERIES 2003A LLOYDS LOC
                   (WATER REVENUE LOC)+/-SS.                                               3.43       08/01/2042      33,415,000
       4,100,000   PACIFIC CA HFA LEASE REVENUE SERIES A FHLMC INSURED (HOUSING
                   REVENUE LOC)+/-SS.                                                      4.40       02/01/2007       4,100,000
      12,680,000   PARAMOUNT CA USD COP (LEASE REVENUE, FIRST SECURITY BANK
                   LOC)+/-SS.                                                              3.34       09/01/2031      12,680,000
       9,515,000   PASADENA CA COMMUNITY DEVELOPMENT COMMISSION HOLLY STREET
                   APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)+/-SS.               3.39       12/15/2033       9,515,000
       7,860,000   PERRIS CA UNIFIED HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE
                   LOC)+/-SS.                                                              3.53       09/01/2024       7,860,000
       5,450,000   PERRIS CA UNIFIED HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE
                   LOC)+/-SS.                                                              3.53       09/01/2026       5,450,000
      20,950,000   PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS MEDANOS
                   COMMUNITY SERIES A (TAX ALLOCATION REVENUE LOC)+/-SS.                   3.75       09/01/2035      20,950,000
       5,505,000   PLACENTIA-YORBA LINDA CA USD SERIES 896 (PROPERTY TAX
                   REVENUE, MBIA INSURED)+/-SS.                                            3.54       02/01/2013       5,505,000
       4,895,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE FGIC INSURED
                   (TRANSPORTATION REVENUE LOC)+/-SS.                                      3.56       05/01/2008       4,895,000
       7,285,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE MBIA INSURED
                   (TRANSPORTATION REVENUE LOC)+/-SS.                                      3.56       05/01/2010       7,285,000
       5,455,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K FGIC
                   INSURED (AIRPORT REVENUE LOC)+/-SS.                                     3.53       11/01/2021       5,455,000
       4,255,000   POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE SERIES
                   R 2046 MBIA INSURED (TAX ALLOCATION REVENUE LOC)+/-SS.                  3.55       06/15/2020       4,255,000
       6,500,000   POWAY CA UNIFIED SCHOOL DISTRICT CTFS PARTNERSHIP (LEASE
                   REVENUE LOC)+/-SS.                                                      3.34       06/01/2029       6,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                     INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (continued)
$      6,800,000   RAMONA CA USD COP (LEASE REVENUE, AMBAC INSURED)+/-SS.                  3.53%      05/01/2029   $   6,800,000
       5,340,000   REDLANDS CA USD PROJECT 1891 (PROPERTY TAX REVENUE, FIRST
                   SECURITY BANK LOC)+/-SS.                                                3.53       01/01/2011       5,340,000
       9,000,000   REDONDO BEACH CA AGENCY MFHR (HOUSING REVENUE LOC)+/-SS.                3.39       10/15/2034       9,000,000
       3,610,000   REDONDO BEACH CA PUBLIC FINANCING AUTHORITY TAX ALLOCATION
                   REVENUE AVIATION HIGH REDEVELOPMENT PROJECT ALLIED IRISH
                   BANK PLC LOC (PROPERTY TAX REVENUE LOC)+/-SS.                           3.55       07/01/2030       3,610,000
      35,360,000   RIVERSIDE - SAN BERNADINO CA HOUSING & FINANCE AGENCY LEASE
                   REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING REVENUE LOC)+/-SS.       3.50       07/01/2006      35,360,000
      16,375,000   RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES
                   88-4 KBC BANK LOC (SPECIAL TAX REVENUE LOC)+/-SS.                       3.37       09/01/2014      16,375,000
       4,000,000   RIVERSIDE COUNTY CA IDA INDUSTRIAL DEVELOPMENT REVENUE
                   CRYOGENIC PROJECT ISSUE B (INDUSTRIAL DEVELOPMENT REVENUE
                   LOC)+/-SS.                                                              3.51       07/05/2014       4,000,000
       2,800,000   ROARING FORK MUNICIPAL PRODUCTS LLC CLASS A (PROPERTY TAX
                   REVENUE, AMBAC INSURED)+/-SS.                                           3.51       06/15/2021       2,800,000
      17,750,000   SACRAMENTO CA METROPOLITAN FIRE DISTRICT TRAN (OTHER REVENUE)           3.75       06/28/2006      17,848,445
      12,275,000   SACRAMENTO CA USD CTFS PARTNERS FSA INSURED (GENERAL
                   OBLIGATION - SCHOOL DISTRICTS LOC)+/-SS.                                3.55       03/01/2031      12,275,000
       7,000,000   SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT
                   SERIES 1 COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-SS.             3.55       05/15/2034       7,000,000
       6,300,000   SACRAMENTO COUNTY CA HFA MFHR HIDDEN OAKS APARTMENTS PROJECT
                   SERIES C COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-SS.             3.55       05/15/2029       6,300,000
       8,340,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR (HOUSING REVENUE
                   LOC)+/-SS.                                                              3.37       08/01/2034       8,340,000
       6,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK
                   APARTMENTS SERIES A (HOUSING REVENUE LOC)+/-SS.                         3.55       02/15/2033       6,000,000
      76,075,000   SACRAMENTO COUNTY CA TRAN SERIES A                                      4.00       07/10/2006      76,588,692
       6,115,000   SAN BERNADINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT
                   SERIES A COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-SS.             3.49       05/15/2029       6,115,000
       5,600,000   SAN BERNADINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES
                   A COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-SS.                    3.49       05/15/2029       5,600,000
       6,315,000   SAN BERNARDINO CA COMMUNITY COLLEGE DISTRICT FLOATS 1850
                   (PROPERTY TAX REVENUE, MBIA INSURED)+/-SS.                              3.53       02/01/2011       6,315,000
       3,395,000   SAN DIEGO CA AREA HFA LEASE REVENUE SERIES B COLLATERALIZED
                   BY FNMA (HOUSING REVENUE LOC)+/-                                        4.40       06/01/2006       3,395,000
      37,245,000   SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN
                   SERIES A (TAX REVENUE LOC)                                              4.00       07/14/2006      37,515,907
      21,515,000   SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN
                   SERIES B (TAX REVENUE LOC)                                              4.00       07/14/2006      21,669,307
      14,825,000   SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                   COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-SS.                      3.55       01/15/2033      14,825,000
       8,200,000   SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN
                   APARTMENTS SERIES B (HOUSING REVENUE LOC)+/-SS.                         3.55       01/15/2035       8,200,000
      31,210,000   SAN DIEGO CA PFA LEASE REVENUE SERIES A (LEASE REVENUE LOC)+/-SS.       3.56       02/15/2026      31,210,000
       7,510,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B
                   (LEASE REVENUE, AMBAC INSURED)+/-SS.                                    3.56       02/15/2026       7,510,000
      32,925,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C
                   (LEASE REVENUE, AMBAC INSURED)+/-SS.                                    3.56       02/15/2026      32,925,000
      19,130,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY SEWER
                   REVENUE SERIES SG 130 (WATER & SEWER REVENUE LOC)+/-SS.                 3.53       05/15/2029      19,130,000
       5,430,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY WATER
                   REVENUE CLASS A (WATER REVENUE LOC)+/-SS.                               3.55       08/01/2012       5,430,000
       1,235,000   SAN DIEGO CA UNIFIED SCHOOL DISTRICT (GENERAL OBLIGATION -
                   SCHOOL DISTRICTS LOC)+/-SS.                                             3.55       07/01/2024       1,235,000
       5,826,000   SAN DIEGO CA UNIFIED SCHOOL DISTRICT SERIES 758 (EDUCATIONAL
                   FACILITIES REVENUE LOC)+/-SS.                                           3.53       07/01/2027       5,826,000
      11,580,000   SAN DIEGO CA UNIFIED SCHOOL DISTRICT SERIES PA 804
                   (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.                              3.53       07/01/2022      11,580,000
       3,962,000   SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES I (WATER
                   REVENUE, MBIA INSURED)+/-SS.                                            3.54       11/01/2010       3,962,000
      10,675,000   SAN FRANCISCO CA CITY & COUNTY PUBLIC UTILITIES COMMISSION
                   FOR CLEAN WATER MERLOTS SERIES B20 MBIA INSURED (WATER &
                   SEWER REVENUE LOC)+/-SS.                                                3.53       10/01/2022      10,675,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                     INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (continued)
$         95,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR
                   NAMIKI APARTMENTS PROJECT SERIES C CITIBANK NA LOC
                   (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                                3.50%      11/01/2036   $      95,000
      16,800,000   SAN JOSE CA MFHR EVANS LANE APARTMENTS PROJECT SERIES H BANK
                   OF AMERICA NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.              3.39       04/15/2036      16,800,000
       8,400,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION+/-SS.                   3.50       08/01/2035       8,400,000
       2,590,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION (TAX
                   INCREMENTAL REVENUE LOC)+/-SS.                                          3.54       08/01/2011       2,590,000
       1,285,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION CTFS SERIES
                   149 MBIA INSURED (TAX INCREMENTAL REVENUE LOC)+/-SS.                    3.56       08/01/2027       1,285,000
       6,857,500   SAN JOSE CA UNION SCHOOL DISTRICT SANTA CLARA COUNTY
                   FLOATERS-SERIES 761 FSA INSURED (PROPERTY TAX REVENUE LOC)+/-SS.        3.53       08/01/2027       6,857,500
       2,200,000   SAN LEANDRO CA MFHR HAAS AVENUE APARTMENTS SERIES B SECURITY
                   PACIFIC NATIONAL LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.           3.50       10/01/2007       2,200,000
       6,510,000   SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1161 FGIC
                   INSURED (TAX INCREMENTAL REVENUE LOC)+/-SS.                             3.53       02/01/2011       6,510,000
       6,510,000   SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1178 FGIC
                   INSURED (TAX INCREMENTAL REVENUE LOC)+/-SS.                             3.53       08/01/2011       6,510,000
       3,060,000   SANTA CLARA CA ELECTRIC REVENUE SERIES A AMBAC INSURED
                   (ELECTRIC REVENUE LOC)+/-SS.                                            3.34       07/01/2010       3,060,000
       6,705,000   SANTA CLARA CA ELECTRIC REVENUE SERIES C AMBAC INSURED
                   (ELECTRIC PLANT REVENUE LOC)+/-SS.                                      3.34       07/01/2010       6,705,000
       5,900,000   SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS
                   PROJECT SERIES A COLLATERALIZED BY FNMA (MULTI-FAMILY
                   HOUSING REVENUE LOC)+/-SS.                                              3.49       12/15/2025       5,900,000
      11,400,000   SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT
                   SERIES E FGIC INSURED REMARKETED 03/17/94 (MULTI-FAMILY
                   HOUSING REVENUE LOC)+/-SS.                                              3.51       11/15/2017      11,400,000
       6,805,000   SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX
                   REVENUE, MBIA INSURED)+/-SS.                                            3.53       08/01/2025       6,805,000
       6,190,000   SIERRA CA JOINT COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
                   REVENUE, FGIC INSURED)+/-SS.                                            3.55       08/01/2021       6,190,000
      10,000,000   SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE
                   LOC)+/-SS.                                                              3.49       06/01/2010      10,000,000
       6,150,000   SIMI VALLEY CA MFHR SERIES A (MULTI-FAMILY HOUSING REVENUE
                   LOC)+/-SS.                                                              3.49       07/01/2023       6,150,000
      12,450,000   SONOMA COUNTY CA TRAN (OTHER REVENUE)                                   4.25       10/16/2006      12,577,950
      11,025,000   SOUTH PLACER CA WASTEWATER AUTHORITY SERIES B (SEWER
                   REVENUE, FGIC INSURED)+/-SS.                                            3.50       11/01/2035      11,025,000
       5,315,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER PROJECT
                   REVENUE SERIES PA 1172 (ELECTRIC PLANT REVENUE LOC)+/-SS.               3.53       07/01/2011       5,315,000
      37,600,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION
                   PROJECT REVENUE LLOYDS BANK LOC (UTILITIES REVENUE LOC)+/-SS.           3.43       07/01/2019      37,600,000
       6,860,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION
                   PROJECT REVENUE SOUTHERN TRANSMISSION SERIES A (OTHER
                   REVENUE LOC)+/-SS.                                                      3.34       07/01/2021       6,860,000
       6,550,000   STATE OF CALIFORNIA MUNICIPAL SECURITIES TRUST RECEIPTS
                   SERIES JPMC3 (OTHER REVENUE LOC)+/-SS.                                  3.73       06/01/2013       6,550,000
       6,100,000   UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES
                   480 MBIA INSURED   (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.           3.53       09/01/2022       6,100,000
       3,865,000   UNIVERSITY OF CALIFORNIA REVENUE (COLLEGE & UNIVERSITY
                   REVENUE LOC)+/-SS.                                                      3.55       05/15/2033       3,865,000
       7,000,000   UNIVERSITY OF CALIFORNIA SERIES 1119 (COLLEGE & UNIVERSITY
                   REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                 3.53       05/15/2035       7,000,000
       5,450,000   UNIVERSITY OF CALIFORNIA SERIES 1134 (COLLEGE & UNIVERSITY
                   REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                 3.53       05/15/2030       5,450,000
       4,795,000   UNIVERSITY OF CALIFORNIA SERIES 2984 (COLLEGE & UNIVERSITY
                   REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                 3.53       05/15/2022       4,795,000
       7,750,000   VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING
                   REVENUE LOC)+/-SS.                                                      3.49       05/15/2029       7,750,000
       2,875,000   VICTORVILLE CA RDA SERIES 485 (TAX INCREMENTAL REVENUE,
                   FIRST SECURITY BANK LOC)+/-SS.                                          3.54       12/01/2019       2,875,000
       5,505,000   YOSEMITE CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
                   REVENUE)+/-SS.                                                          3.53       08/01/2025       5,505,000

                                                                                                                   2,631,240,031
                                                                                                                  --------------

OTHER - 1.64%
      17,995,000   ABN AMRO MUNITOPS CTFS TR 1998-20 MUNITOPS CERTIFICATES
                   AMBAC INSURED (OTHER REVENUE LOC)+/-SS.                                 3.51       07/05/2006      17,995,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                     INTEREST RATE  MATURITY DATE      VALUE
OTHER (continued)
$     13,176,000   ABN AMRO MUNITOPS CTFS TR 1998-25 MUNITOPS CERTIFICATES FGIC
                   INSURED (OTHER REVENUE LOC)+/-                                          3.53%      07/05/2006   $    13,176,000
      17,000,000   ABN AMRO MUNITOPS CTFS TR 2000-5 MUNITOPS CERTIFICATES FGIC
                   INSURED (OTHER REVENUE LOC)+/-SS.++                                     3.56       05/07/2008        17,000,000

                                                                                                                        48,171,000
                                                                                                                   ---------------

PUERTO RICO - 1.62%
       7,200,000   EAGLE TAX-EXEMPT TRUST CTF 20015101 CLASS A (PUERTO RICO
                   COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY SERIES A)
                   (OTHER REVENUE LOC)+/-SS.                                               3.54       10/01/2034         7,200,000
       8,500,000   PUERTC RICO ELECTRIC POWER AUTHORITY (POWER REVENUE, MBIA
                   INSURED)+/-SS.                                                          3.55       07/01/2033         8,500,000
      12,585,000   PUERTO RICO COMMONWEALTH (OTHER REVENUE, SCOTIABANK LOC)                4.50       07/28/2006        12,673,834
       4,995,000   PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
                   SERIES 86 (SALES TAX REVENUE LOC)+/-SS.                                 3.53       07/01/2015         4,995,000
       7,970,000   PUERTO RICO COMMONWEALTH MERLOTS SERIES A44+/-SS.                       3.51       07/01/2029         7,970,000
       6,135,000   PUERTO RICO COMMONWEALTH PUBLIC BUILDINGS AUTHORITY REVENUE
                   SERIES 416 FSA LOC (LEASE REVENUE LOC)+/-SS.                            3.51       07/01/2021         6,135,000

                                                                                                                        47,473,834
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $2,726,884,865)                                                                  2,726,884,865
                                                                                                                   ---------------

COMMERCIAL PAPER - 9.85%
       4,300,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                        2.85       02/02/2006          4,300,000
       5,300,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                        3.07       03/03/2006          5,300,000
       8,375,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                        3.11       03/07/2006          8,375,000
      42,900,000   CALIFORNIA STATEWIDE CDA                                                3.45       01/04/2006         42,900,000
      25,400,000   GOLDEN GATE BRIDGE                                                      2.80       02/09/2006         25,400,000
       7,225,000   LOS ANGELES CA DEPARTMENT OF AIRPORT SERIES A                           3.10       03/08/2006          7,225,000
       4,000,000   LOS ANGELES CA DEPARTMENT OF AIRPORT SERIES B                           3.15       03/08/2006          4,000,000
       2,000,000   LOS ANGELES CA METROPOLITAN TRANSPORTATION                              3.14       05/09/2006          2,000,000
      25,000,000   LOS ANGELES CA WATER & POWER                                            3.07       01/11/2006         25,000,000
      15,875,000   PORT OF OAKLAND CA                                                      3.10       02/08/2006         15,875,000
      16,500,000   PORT OF OAKLAND CA                                                      3.10       03/07/2006         16,500,000
       9,235,000   PORT OF OAKLAND CA                                                      3.08       03/10/2006          9,235,000
      19,544,000   RIVERSIDE CITY TEETER FINANCE                                           3.08       04/06/2006         19,544,000
      13,400,000   UNIVERSITY OF CALIFORNIA                                                2.78       01/19/2006         13,400,000
      14,700,000   UNIVERSITY OF CALIFORNIA                                                2.78       02/06/2006         14,700,000
       3,755,000   UNIVERSITY OF CALIFORNIA                                                2.90       02/08/2006          3,755,000
      20,355,000   UNIVERSITY OF CALIFORNIA                                                3.05       02/16/2006         20,355,000
      26,400,000   UNIVERSITY OF CALIFORNIA                                                3.08       02/22/2006         26,400,000
       8,200,000   UNIVERSITY OF CALIFORNIA SERIES A                                       2.90       03/09/2006          8,200,000
      12,425,000   UNIVERSITY OF CALIFORNIA SERIES A                                       2.93       03/09/2006         12,425,000
       4,700,000   UNIVERSITY OF CALIFORNIA SERIES A                                       3.14       03/09/2006          4,700,000

TOTAL COMMERCIAL PAPER (COST $289,589,000)                                                                              289,589,000
                                                                                                                   ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,016,473,865)*                                   102.65%                                                   $  3,016,473,865

OTHER ASSETS AND LIABILITIES, NET                         (2.65)                                                        (77,880,743)
                                                       --------                                                    ----------------

TOTAL NET ASSETS                                         100.00%                                                   $  2,938,593,122
                                                       --------                                                    ----------------

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE     VALUE
ASSET-BACKED SECURITIES - 1.16%
$     10,855,197  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2005-CF              3.84%      09/06/2006   $   10,855,197
         279,499  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-2                     3.18       05/15/2006          279,499
      43,211,242  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-5                     4.22       11/15/2006       43,211,242
      22,265,236  USAA AUTO OWNER TRUST SERIES 2005-3                                  4.17       11/09/2006       22,265,236
      90,000,000  WIND MASTER TRUST NOTES+++/-                                         4.38       03/27/2006       90,000,000

TOTAL ASSET-BACKED SECURITIES (COST $166,611,174)                                                                 166,611,174
                                                                                                               --------------

CERTIFICATES OF DEPOSIT - 3.62%
     235,000,000  BARCLAYS BANK PLC                                                    4.14       09/20/2006      235,000,000
     133,500,000  CREDIT SUISSE FIRST BOSTON NEW YORK                                  4.18       09/22/2006      133,500,000
     150,000,000  ROYAL BANK OF SCOTLAND NEW YORK                                      4.41       10/04/2006      150,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $518,500,000)                                                                 518,500,000
                                                                                                               --------------

COMMERCIAL PAPER - 31.49%
      50,000,000  ALLIANCE & LEICESTER PLC^                                            3.92       02/22/2006       49,727,778
     100,000,000  ALLIANCE & LEICESTER PLC^                                            3.96       03/20/2006       99,164,000
     100,000,000  AMSTEL FUNDING CORPORATION^                                          3.95       02/27/2006       99,396,528
      55,000,000  AMSTEL FUNDING CORPORATION^                                          4.10       02/27/2006       54,655,486
     150,000,000  AMSTEL FUNDING CORPORATION^                                          4.42       03/15/2006      148,692,417
     156,150,000  AMSTERDAM FUNDING CORPORATION^                                       4.36       01/05/2006      156,112,177
      96,998,000  ATOMIUM FUNDING CORPORATION^                                         4.02       01/05/2006       96,976,337
      79,862,000  ATOMIUM FUNDING CORPORATION^                                         4.08       01/19/2006       79,717,184
     100,000,000  ATOMIUM FUNDING CORPORATION^                                         3.83       03/07/2006       99,330,625
     173,000,000  BEAR STEARNS COMPANIES INCORPORATED^                                 4.43       01/04/2006      172,978,711
     110,100,000  BETA FINANCE INCORPORATED^                                           3.94       02/28/2006      109,425,209
      13,023,000  BUCKINGHAM CDO LLC^                                                  4.35       02/06/2006       12,969,497
     131,155,000  CEDAR SPRINGS CAPITAL COMPANY^                                       4.10       01/17/2006      130,945,881
     105,607,000  CEDAR SPRINGS CAPITAL COMPANY^                                       4.45       03/13/2006      104,706,260
      50,000,000  CIT GROUP INCORPORATED^                                              3.92       02/21/2006       49,733,222
      47,500,000  CITI GROUP INCORPORATED^                                             4.50       05/16/2006       46,710,312
      70,000,000  CONCORD MINUTEMEN CAPITAL COMPANY^                                   4.08       01/17/2006       69,888,933
     202,771,000  CONCORD MINUTEMEN CAPITAL COMPANY^                                   3.83       03/08/2006      201,392,157
      51,000,000  CONCORD MINUTEMEN CAPITAL COMPANY++                                  4.34       01/17/2007       50,999,138
      76,986,000  CROWN POINT CAPITAL COMPANY^                                         3.83       03/09/2006       76,454,315
     156,000,000  DEER VALLEY FUNDING LLC^                                             4.40       02/21/2006      155,065,733
      75,000,000  EIFFEL FUNDING LLC^                                                  4.41       03/20/2006       74,301,750
      48,900,000  FIVE FINANCE INCORPORATED^                                           3.95       01/20/2006       48,808,788
      31,500,000  FIVE FINANCE INCORPORATED^                                           3.95       03/01/2006       31,302,994
     300,000,000  FORTIS FUNDING LLC^                                                  3.50       02/27/2006      298,398,125
     117,690,000  GENERAL ELECTRIC CAPITAL CORPORATION^                                3.57       02/22/2006      117,106,454
     100,000,000  GOVCO INCORPORATED^                                                  4.56       06/21/2006       97,859,333
     215,000,000  GRAMPIAN FUNDING LLC^                                                3.92       02/17/2006      213,946,500
     160,000,000  GRAMPIAN FUNDING LLC^                                                4.10       03/29/2006      158,451,111
      70,000,000  HARRIER FINANCE FUNDING US LLC^                                      4.08       01/17/2006       69,888,933
      59,000,000  HARRIER FINANCE FUNDING US LLC^                                      4.07       01/18/2006       58,899,946
      95,000,000  HARRIER FINANCE FUNDING US LLC^                                      4.42       03/13/2006       94,195,192
     100,000,000  HSBC BANK CANADA^                                                    3.50       02/17/2006       99,562,500
      39,900,000  IRISH LIFE & PERMANENT^                                              4.45       03/28/2006       39,485,705
      66,793,000  KLIO II FUNDING CORPORATION^                                         4.07       01/06/2006       66,770,346
      61,000,000  KLIO III FUNDING CORPORATION^                                        4.36       01/20/2006       60,874,408
      75,515,000  KLIO III FUNDING CORPORATION^                                        4.36       01/23/2006       75,332,086
       6,635,000  KLIO III FUNDING CORPORATION^                                        4.43       03/06/2006        6,584,379
      50,000,000  LIQUID FUNDING LIMITED^                                              4.40       03/08/2006       49,608,889
     175,000,000  MORGAN STANLEY                                                       4.35       07/11/2006      175,000,000
      31,667,000  NIEUW AMSTERDAM RECEIVABLES^                                         4.02       01/06/2006       31,656,392
     103,129,000  PICAROS FUNDING LLC^                                                 4.02       05/19/2006      101,562,814
      36,000,000  SEDNA FINANCE INCORPORATED^                                          4.02       01/10/2006       35,971,860
      32,000,000  SEDNA FINANCE INCORPORATED^                                          4.00       02/21/2006       31,825,778
     110,000,000  SEDNA FINANCE INCORPORATED^                                          3.95       02/28/2006      109,324,111
      95,000,000  SEDNA FINANCE INCORPORATED+++/-                                      4.34       07/17/2006       94,994,952
     100,000,000  TANGO FINANCE CORPORATION^                                           4.00       03/23/2006       99,122,222

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE     VALUE
COMMERCIAL PAPER (continued)
$     39,519,000  WHITE PINE FINANCE LLC^                                              4.49%      04/06/2006   $    39,060,613
      69,400,000  WINDMILL FUNDING CORPORATION^                                        4.36       01/05/2006        69,383,190

TOTAL COMMERCIAL PAPER (COST $4,514,321,271)                                                                     4,514,321,271
                                                                                                               ---------------

CORPORATE BONDS & NOTES - 0.75%
      20,000,000  LEHMAN BROTHERS HOLDINGS                                             6.25       05/15/2006        20,170,595
      52,000,000  MCDONALD'S CORPORATION+++/-                                          4.49       03/07/2006        52,083,900
      35,648,000  STRATEGIC MONEY MARKET TRUST SERIES 2002-M+++/-                      4.11       01/10/2006        35,648,000

TOTAL CORPORATE BONDS & NOTES (COST $107,902,495)                                                                  107,902,495
                                                                                                               ---------------

EXTENDABLE BONDS - 9.10%
      70,000,000  3M COMPANY++                                                         5.65       12/12/2006        70,546,573
      60,000,000  AMERICAN GENERAL FINANCE+++/-                                        4.37       01/12/2007        60,000,000
     205,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                              4.44       01/09/2007       205,000,000
     300,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+++/-                         4.42       01/09/2007       300,000,000
      83,000,000  IRISH LIFE & PERMANENT+++/-                                          4.37       01/22/2007        83,000,000
      66,000,000  KAUPTHING BANK HF+/-                                                 4.43       01/19/2007        66,000,000
      67,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                              4.56       01/11/2007        67,000,000
      80,000,000  MORGAN STANLEY+/-                                                    4.28       01/03/2007        80,000,000
     134,000,000  NORDEA BANK AB+++/-                                                  4.34       01/11/2007       134,000,000
     115,000,000  NORTHERN ROCK PLC+++/-                                               4.32       11/03/2006       115,000,000
     100,000,000  NORTHERN ROCK PLC+++/-                                               4.50       01/09/2007       100,000,000
      24,000,000  PREMIUM ASSET TRUST+++/-                                             4.38       12/15/2006        24,000,000

TOTAL EXTENDABLE BONDS (COST $1,304,546,573)                                                                     1,304,546,573
                                                                                                               ---------------

MEDIUM TERM NOTES - 7.79%
     169,700,000  BANK OF AMERICA SECURITIES+/-SS.                                     4.33       09/09/2034       169,700,000
      90,000,000  BARCLAYS BANK PLC NEW YORK+/-                                        4.24       06/01/2006        89,992,733
      42,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                               4.42       08/28/2006        42,000,000
     122,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-SS.                            4.37       09/09/2049       122,000,000
      43,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-SS.                            4.37       09/09/2049        43,000,000
     130,000,000  BMW US CAPITAL LLC+/-                                                4.15       06/07/2006       130,182,689
     125,000,000  CC USA INCORPORATED++                                                3.05       01/06/2006       124,998,341
      10,000,000  FIORE CAPITAL LLC+/-SS.                                              4.38       08/01/2045        10,000,000
      15,125,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.57       02/21/2006        15,129,135
      65,000,000  LIBERTY LIGHTHOUSE US CAPITAL+++/-                                   4.32       07/10/2006        65,000,000
      84,000,000  LIQUID FUNDING LIMITED+++/-                                          4.37       09/29/2006        84,000,000
      80,000,000  NATIONWIDE BUILDING SOCIETY+++/-                                     4.36       01/05/2007        80,000,000
     100,000,000  ROYAL BANK OF CANADA+/-                                              4.39       01/10/2007       100,000,000
      40,000,000  USAA CAPITAL CORPORATION++                                           5.59       12/20/2006        40,292,468

TOTAL MEDIUM TERM NOTES (COST $1,116,295,366)                                                                    1,116,295,366
                                                                                                               ---------------

MUNICIPAL BONDS & NOTES - 0.45%
       1,045,000  KALAMAZOO FUNDING COMPANY LLC SERIES 96A+/-SS.                       4.38       12/15/2026         1,045,000
         660,000  KALAMAZOO FUNDING COMPANY LLC SERIES 96C+/-SS.                       4.38       12/15/2026           660,000
       1,045,000  KALAMAZOO FUNDING COMPANY LLC SERIES 96D+/-SS.                       4.38       12/15/2026         1,045,000
       1,170,000  KALAMAZOO FUNDING COMPANY LLC SERIES 96E+/-SS.                       4.38       12/15/2026         1,170,000
         560,000  KALAMAZOO FUNDING COMPANY LLC SERIES 96G+/-SS.                       4.56       12/15/2026           560,000
       1,380,000  KALAMAZOO FUNDING COMPANY LLC SERIES 96I+/-SS.                       4.38       12/15/2026         1,380,000
      23,420,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GENERAL
                  OBLIGATION - STATES, TERRITORIES LOC)+/-SS.                          4.47       11/01/2028        23,420,000
      17,000,000  NEW YORK NY SUBSERIES A9 (GENERAL OBLIGATION - STATES,
                  TERRITORIES LOC)+/-SS.                                               4.38       11/01/2023        17,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS & NOTES (continued)
$     19,000,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY
                  MULTI-FAMILY REVENUE (OTHER REVENUE LOC)+/-SS.                       4.38%      06/15/2034   $    19,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $65,280,000)                                                                    65,280,000
                                                                                                               ---------------

PROMISSORY NOTES - 3.70%
     350,000,000  CITIGROUP GLOBAL+/-SS.                                               4.32       09/09/2049       350,000,000
     180,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.26       10/26/2006       180,000,000

TOTAL PROMISSORY NOTES (COST $530,000,000)                                                                         530,000,000
                                                                                                               ---------------

TIME DEPOSITS - 6.10%
     330,000,000  DEUTSCHE BANK CAYMAN                                                 4.40       01/03/2006       330,000,000
      87,000,000  HBOS TREASURY SERVICES                                               4.45       01/03/2006        87,000,000
      53,000,000  ING BELGIUM SA NV                                                    4.45       01/03/2006        53,000,000
     173,000,000  SOCIETE GENERALE CANADA                                              4.41       01/04/2006       173,000,000
     132,000,000  SOCIETE GENERALE CAYMAN                                              4.06       01/03/2006       132,000,000
      99,000,000  US BANK NA CAYMAN                                                    4.00       01/03/2006        99,000,000

TOTAL TIME DEPOSITS (COST $874,000,000)                                                                            874,000,000
                                                                                                               ---------------

REPURCHASE AGREEMENTS - 35.94%
     690,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $690,327,367)                             4.27       01/03/2006       690,000,000
     649,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $649,310,078)                  4.30       01/03/2006       649,000,000
     400,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $400,192,889)                  4.34       01/03/2006       400,000,000
   1,700,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,700,817,889)                4.33       01/03/2006     1,700,000,000
     345,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $345,164,450)                  4.29       01/06/2006       345,000,000
     465,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $465,224,750)                  4.35       01/03/2006       465,000,000
     103,000,000  JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $103,049,097)                             4.29       01/03/2006       103,000,000
     620,937,118  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $620,231,718)                  4.27       01/03/2006       620,937,118
     180,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $180,086,200)                  4.31       01/03/2006       180,000,000

TOTAL REPURCHASE AGREEMENTS (COST $5,152,937,118)                                                                5,152,937,118
                                                                                                               ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $14,350,393,997)*                                  100.10%                                               $14,350,393,997

OTHER ASSETS AND LIABILITIES, NET                         (0.10)                                                   (13,852,834)
                                                       --------                                                ---------------

TOTAL NET ASSETS                                         100.00%                                               $14,336,541,163
                                                       --------                                                ---------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                              INTEREST RATE  MATURITY DATE      VALUE
AGENCY NOTES - DISCOUNT - 17.52%

FEDERAL HOME LOAN BANK - 0.74%
$     92,550,000  FHLB^                                            4.10%      01/20/2006   $    92,370,813
                                                                                           ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.01%
     120,000,000  FHLMC^                                           3.96       01/17/2006       119,815,200
     100,000,000  FHLMC^                                           4.02       01/24/2006        99,765,500
     100,000,000  FHLMC^                                           3.90       02/07/2006        99,620,833
     100,000,000  FHLMC^                                           4.15       02/14/2006        99,515,833
     100,000,000  FHLMC^                                           3.62       02/28/2006        99,436,889
     100,000,000  FHLMC^                                           4.31       03/14/2006        99,162,722
     100,000,000  FHLMC^                                           3.79       03/15/2006        99,252,528
     125,000,000  FHLMC^                                           3.86       03/21/2006       123,969,323
      27,557,000  FHLMC^                                           3.90       04/10/2006        27,267,793
      50,000,000  FHLMC^                                           4.13       04/11/2006        49,437,861
     100,000,000  FHLMC^                                           4.23       04/25/2006        98,685,556
     100,000,000  FHLMC^                                           4.35       05/08/2006        98,489,583

                                                                                             1,114,419,621
                                                                                           ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.77%
      60,000,000  FANNIE DISCOUNT NOTE^                            4.46       06/28/2006        58,693,200
       8,058,000  FNMA^                                            4.14       01/03/2006         8,058,000
     100,000,000  FNMA^                                            4.17       01/23/2006        99,768,333
      25,000,000  FNMA^                                            4.19       01/23/2006        24,941,806
     100,000,000  FNMA^                                            4.17       01/25/2006        99,745,167
      53,389,000  FNMA^                                            3.40       01/27/2006        53,267,985
      73,100,000  FNMA^                                            4.09       02/01/2006        72,859,156
      55,000,000  FNMA^                                            4.09       02/01/2006        54,818,790
      48,435,000  FNMA^                                            4.09       02/01/2006        48,275,420
     100,000,000  FNMA^                                            4.22       02/22/2006        99,413,889
      62,674,461  FNMA^                                            4.24       03/01/2006        62,253,706
      24,367,000  FNMA^                                            4.25       03/01/2006        24,203,030
     110,000,000  FNMA^                                            4.32       03/22/2006       108,971,592
     100,000,000  FNMA^                                            4.33       03/27/2006        99,001,694
      19,500,000  FNMA^                                            4.42       04/03/2006        19,284,525
      27,654,980  FNMA^                                            4.42       04/03/2006        27,349,393

                                                                                               960,905,686
                                                                                           ---------------

TOTAL AGENCY NOTES - DISCOUNT (COST $2,167,696,120)                                          2,167,696,120
                                                                                           ---------------

AGENCY NOTES - INTEREST BEARING - 24.20%

FEDERAL FARM CREDIT BANK - 6.88%
      25,000,000  FFCB+/-                                          4.31       04/26/2006        24,999,617
      40,000,000  FFCB+/-                                          4.21       05/01/2006        39,997,717
     100,000,000  FFCB+/-                                          4.23       05/04/2006        99,996,653
     150,000,000  FFCB+/-                                          4.29       05/19/2006       149,994,361
      50,000,000  FFCB+/-                                          4.20       06/02/2006        49,994,882
     100,000,000  FFCB+/-                                          4.27       07/19/2006        99,994,631
      50,000,000  FFCB+/-                                          4.26       08/09/2006        49,991,108
      25,000,000  FFCB+/-                                          4.27       08/18/2006        24,996,919
     100,000,000  FFCB+/-                                          4.33       08/28/2006       100,012,860
      61,250,000  FFCB+/-                                          4.30       05/15/2007        61,267,454
     100,000,000  FFCB+/-                                          4.20       06/01/2007        99,958,525
      50,000,000  FFCB+/-                                          4.32       07/27/2007        50,020,116

                                                                                               851,224,843
                                                                                           ---------------

FEDERAL HOME LOAN BANK - 11.55%
     124,775,000  FHLB                                             2.00       02/13/2006       124,449,209

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
FEDERAL HOME LOAN BANK (continued)
$    100,000,000  FHLB                                                                 5.13%      03/06/2006   $       100,221,612
      22,610,000  FHLB                                                                 2.50       03/13/2006            22,529,019
     150,000,000  FHLB+/-                                                              4.06       04/20/2006           149,978,040
      71,000,000  FHLB+/-                                                              4.22       05/16/2006            70,979,866
       7,800,000  FHLB                                                                 2.85       05/24/2006             7,767,751
     100,000,000  FHLB+/-                                                              4.29       06/01/2006            99,970,789
     300,000,000  FHLB+/-                                                              4.36       06/13/2006           299,916,310
      38,850,000  FHLB                                                                 1.75       06/23/2006            38,441,326
      85,000,000  FHLB+/-                                                              4.15       08/02/2006            84,977,161
     100,000,000  FHLB                                                                 4.00       08/18/2006           100,000,000
     125,000,000  FHLB+/-                                                              4.26       08/21/2006           124,980,228
      25,500,000  FHLB                                                                 2.70       09/29/2006            25,164,353
     150,000,000  FHLB+/-                                                              4.36       12/13/2006           149,941,657
      30,000,000  FHLB                                                                 3.75       01/16/2007            29,691,755

                                                                                                                     1,429,009,076
                                                                                                               -------------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.23%
      53,500,000  FHLMC                                                                1.88       02/15/2006            53,375,979
      13,275,000  FHLMC                                                                2.53       05/03/2006            13,190,075
     100,000,000  FHLMC                                                                2.75       08/15/2006            99,211,574
     110,000,000  FHLMC+/-                                                             4.37       06/22/2007           109,944,991

                                                                                                                       275,722,619
                                                                                                               -------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.54%
      50,000,000  FNMA                                                                 3.15       02/08/2006            49,978,323
     100,849,000  FNMA                                                                 5.50       02/15/2006           101,032,079
      50,000,000  FNMA                                                                 2.08       03/17/2006            49,791,463
       7,000,000  FNMA                                                                 2.18       03/24/2006             6,974,429
      20,275,000  FNMA                                                                 2.75       05/10/2006            20,153,423
      54,735,000  FNMA                                                                 2.25       05/15/2006            54,360,123
      23,825,000  FNMA                                                                 2.50       06/15/2006            23,674,083
      12,000,000  FNMA                                                                 1.75       06/16/2006            11,878,786
      10,000,000  FNMA                                                                 2.70       07/27/2006             9,891,643
     110,000,000  FNMA+/-                                                              4.21       09/07/2006           109,995,262

                                                                                                                       437,729,614
                                                                                                               -------------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $2,993,686,152)                                                          2,993,686,152
                                                                                                               -------------------

AGENCY SECURITIES - 0.52%

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.52%
      14,500,000  FNMA                                                                 2.15       04/13/2006            14,407,368
      50,000,000  FNMA                                                                 3.25       07/12/2006            49,648,744

                                                                                                                        64,056,112
                                                                                                               -------------------

TOTAL AGENCY SECURITIES (COST $64,056,112)                                                                              64,056,112
                                                                                                               -------------------

REPURCHASE AGREEMENTS - 58.32%
   2,000,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $2,000,948,889)                           4.27       01/03/2006         2,000,000,000
      65,000,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $65,023,833)                   3.30       01/03/2006            65,000,000
     900,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $900,430,000)                  4.30       01/03/2006           900,000,000
     100,000,000  BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $100,047,444)               4.27       01/03/2006           100,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
REPURCHASE AGREEMENTS (continued)
$    500,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $500,241,111)                  4.34%      01/03/2006   $       500,000,000
      45,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $45,017,000)                   3.40       01/03/2006            45,000,000
      54,860,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $54,880,115)                   3.30       01/03/2006            54,860,000
     900,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $900,433,000)                  4.33       01/03/2006           900,000,000
     200,000,000  JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $200,095,333)                             4.29       01/03/2006           200,000,000
   2,450,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $2,451,162,389)                4.27       01/03/2006         2,450,000,000

TOTAL REPURCHASE AGREEMENTS (COST $7,214,860,000)                                                                    7,214,860,000
                                                                                                              --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $12,440,298,384)*                                  100.56%                                               $    12,440,298,384

OTHER ASSETS AND LIABILITIES, NET                         (0.56)                                                       (68,729,391)
                                                       -------                                                --------------------

TOTAL NET ASSETS                                         100.00%                                               $    12,371,568,993
                                                       -------                                                --------------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 95.33%

MINNESOTA - 95.33%
$      1,305,000  ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                  REVENUE, FNMA INSURED)+/-SS.                                             3.55%      11/15/2033   $   1,305,000
         185,000  BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MULTI-FAMILY
                  HOUSING REVENUE, FNMA INSURED)+/-SS.                                     3.55       07/15/2030         185,000
       5,790,000  BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MULTI-FAMILY
                  HOUSING REVENUE, FHLMC INSURED)+/-SS.                                    3.55       01/01/2035       5,790,000
         520,000  CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HEALTHCARE
                  FACILITIES REVENUE, BANK OF NEW YORK LOC)+/-SS.                          3.75       11/01/2035         520,000
       3,945,000  COHASSET MN POWER & LIGHT COMPANY PROJECT A (INDUSTRIAL
                  DEVELOPMENT REVENUE, LASALLE NATIONAL BANK NA LOC)+/-SS.                 3.49       06/01/2020       3,945,000
       1,185,000  EAGAN MN MFHR FLOATS PT 1221 (MULTI-FAMILY HOUSING REVENUE
                  LOC)+/-SS.                                                               3.56       12/01/2029       1,185,000
       1,350,000  EAGLE TAX-EXEMPT TRUST CTF 20012301 CLASS A (MINNESOTA STATE)
                  (PROPERTY TAX REVENUE)+/-SS.                                             3.56       10/01/2019       1,350,000
       1,720,000  EDINA MN EDINA PARK PLAZA (MULTI-FAMILY HOUSING REVENUE,
                  FHLMC INSURED)+/-SS.                                                     3.58       12/01/2029       1,720,000
         450,000  EDINA MN SERIES B (PROPERTY TAX REVENUE)                                 3.00       02/01/2006         450,139
       1,645,000  HENNEPIN COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR
                  STONE ARCH APARTMENTS PROJECT, LASALLE BANK NA LOC
                  (MULTI-FAMILY HOUSING REVENUE)+/-SS.                                     3.60       04/15/2035       1,645,000
       1,500,000  HOPKINS MN INDEPENDENT SCHOOL DISTRICT NUMBER 270 (PROPERTY
                  TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                     3.75       08/07/2006       1,507,697
         115,000  MANKATO MN HIGHLAND PROJECT (HOUSING REVENUE, LASALLE
                  NATIONAL BANK NA LOC)+/-SS.                                              3.80       05/01/2027         115,000
         765,000  MANKATO MN MANKOTO AREA FAMILY YMCA PROJECT (RECREATIONAL
                  FACILITIES REVENUE, US BANK NA LOC)+/-SS.                                3.85       05/01/2006         765,000
       1,620,000  MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE
                  LOC)+/-SS.                                                               3.55       03/01/2029       1,620,000
       1,955,000  MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
                  PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)+/-SS.                   3.60       10/01/2031       1,955,000
       2,875,000  METROPOLITAN COUNCIL MN MINNEAPOLIS-ST. PAUL METROPOLITAN
                  AREA SERIES C (PROPERTY TAX REVENUE, GENERAL OBLIGATION OF
                  AUTHORITY)                                                               5.00       02/01/2006       2,880,002
       2,230,000  METROPOLITAN COUNCIL MN SERIES D (PROPERTY TAX REVENUE LOC)              3.50       02/01/2006       2,231,531
       1,000,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  (AIRPORT REVENUE, FGIC INSURED)+/-SS.                                    3.55       01/01/2023       1,000,000
       1,000,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  AIRPORT REVENUE (AIRPORT REVENUE LOC)+/-SS.                              3.59       01/01/2013       1,000,000
       4,500,000  MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                  SERIES A (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)+/-SS.            3.48       11/15/2032       4,500,000
       7,200,000  MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                  SERIES B (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)+/-SS.            3.51       11/15/2029       7,200,000
       6,450,000  MINNEAPOLIS MN HEALTH CARE SYSTEM REVENUE FAIRVIEW HEALTH
                  SERVICES SERIES B (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.              3.48       11/15/2026       6,450,000
       3,570,000  MINNEAPOLIS MN MFHR GATEWAY REAL ESTATE (HOUSING REVENUE)+/-SS.          3.60       10/01/2032       3,570,000
       3,095,000  MINNEAPOLIS MN WOMANS CLUB OF MINNEAPOLIS PROJECT (OTHER
                  REVENUE, BREMER BANK LOC)+/-SS.                                          3.65       05/01/2023       3,095,000
       4,985,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR MERLOTS
                  2003-B06 (POLLUTION CONTROL REVENUE LOC)+/-SS.                           3.54       03/01/2021       4,985,000
       1,990,000  MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING
                  PROGRAM CTFS (LEASE REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                  INSURED)                                                                 4.00       09/12/2006       2,003,918
       1,230,000  MINNESOTA STATE (HOUSING REVENUE, MARSHALL & ISLEY BANK LOC)+/-SS.       3.75       12/01/2034       1,230,000
       2,500,000  MINNESOTA STATE (PROPERTY TAX REVENUE)                                   5.00       08/01/2006       2,530,318
       2,980,000  MINNESOTA STATE HFA (HOUSING REVENUE LOC)+/-SS.                          3.58       01/01/2032       2,980,000
       2,760,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES B (HOUSING
                  REVENUE)+/-SS.                                                           3.45       01/01/2033       2,760,000
       2,000,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES E (HOUSING
                  REVENUE)                                                                 2.95       05/18/2006       2,000,000
         700,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES J (HOUSING
                  REVENUE)+/-SS.                                                           3.45       07/01/2033         700,000
         550,000  MINNESOTA STATE PROJECT 3211 (COLLEGE & UNIVERSITY REVENUE,
                  MBIA INSURED)+/-SS.                                                      3.55       10/01/2026         550,000
       1,475,000  MINNESOTA STATE SERIES 1043 (PROPERTY TAX REVENUE LOC)+/-SS.             3.55       08/01/2013       1,475,000
       7,400,000  MINNESOTA STATE ST. THOMAS UNIVERSITY SERIES 5L (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                     3.51       04/01/2027       7,400,000
       2,000,000  MONTROSE MN INDUSTRIAL DEVELOPMENT REVENUE LYMAN LUMBER
                  COMPANY PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.               3.85       05/01/2026       2,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE      VALUE
MINNESOTA (continued)
$      3,120,000  NEW BRIGHTON MN MFHR GOLDEN POND HOUSING PROJECT
                  (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                                 3.60%      07/15/2032   $   3,120,000
       1,000,000  NORTHERN MN MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, FIRST
                  SECURITY BANK LOC)                                                       5.50       01/01/2006       1,000,000
       1,200,000  OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING
                  REVENUE, FEDERAL HOME LOAN MORTGAGE CORPORATION)+/-SS.                   3.55       11/01/2035       1,200,000
       1,040,000  PLYMOUTH MN DAILY PRINTING INCORPORATED PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE, US BANK NA LOC)+/-SS.                               3.75       10/01/2010       1,040,000
         900,000  ROCHESTER MN HEALTH CARE FACILITIES REVENUE SERIES 177
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                3.55       11/15/2027         900,000
       1,160,000  ROCORI AREA SCHOOLS MN INDEPENDENT SCHOOL DISTRICT NUMBER 750
                  SERIES A (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT
                  PROGRAM INSURED)                                                         4.00       09/01/2006       1,168,528
         975,000  ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                  COLLEGE PROJECT   (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.             3.80       11/01/2022         975,000
       7,785,000  SCA TAX EXEMPT TRUST PT 2523 BURNVILLE (HOUSING REVENUE LOC)+/-SS.       3.56       01/01/2030       7,785,000
       1,630,000  SOUTHERN MN MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM
                  REVENUE SERIES A (POWER REVENUE LOC)                                     5.00       01/01/2006       1,630,000
       5,560,000  ST. LOUIS PARK MN MFHR NEWPORT ON SEVEN APARTMENTS PROJECT
                  COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.          3.60       09/15/2031       5,560,000
       1,975,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                                3.80       05/01/2022       1,975,000
         620,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                                3.75       10/01/2025         620,000
         680,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT
                  COOLING REVENUE SERIES I (INDUSTRIAL DEVELOPMENT REVENUE
                  LOC)+/-SS.                                                               3.63       06/01/2015         680,000
         885,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT
                  HEATING REVENUE SERIES A (WATER REVENUE LOC)+/-SS.                       3.58       12/01/2012         885,000
       1,600,000  ST. PAUL MN PORT AUTHORITY (HOUSING REVENUE, FHLMC INSURED)+/-SS.        3.55       02/01/2034       1,600,000
       5,095,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES R
                  DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE
                  LOC)+/-SS.                                                               3.85       03/01/2022       5,095,000
         240,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES M (OTHER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                         3.80       03/01/2021         240,000
         560,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                         3.80       03/01/2012         560,000
         900,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES Q (OTHER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                         3.58       03/01/2022         900,000
       3,000,000  ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES
                  2005 4 SERIES I  (OTHER REVENUE LOC)+/-SS.                               3.60       12/01/2025       3,000,000
       1,120,000  ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-SS.                                         3.75       05/01/2025       1,120,000
       1,000,000  STEWARTVILLE MN HALCON CORPORATION PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE, US BANK NA LOC)+/-SS.                               3.75       03/01/2018       1,000,000
       1,200,000  WADENA DEER CREEK MN INDEPENDENT SCHOOL DISTRICT NUMBER 2155
                  (PROPERTY TAX REVENUE)                                                   4.00       09/29/2006       1,208,567

                                                                                                                     129,860,700
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $129,860,700)                                                                    129,860,700
                                                                                                                  --------------
COMMERCIAL PAPER - 4.29%
         600,000  ROCHESTER MN HEALTH CARE                                                 3.10       01/26/2006         600,000
       4,500,000  ROCHESTER MN HEALTH CARE                                                 3.15       02/06/2006       4,500,000
         750,000  UNIVERSITY OF MINNESOTA                                                  2.83       02/13/2006         750,000

TOTAL COMMERCIAL PAPER (COST $5,850,000)                                                                               5,850,000
                                                                                                                  --------------




THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------


TOTAL INVESTMENTS IN SECURITIES
(COST $135,710,700)*                                      99.62%                          $ 135,710,700

OTHER ASSETS AND LIABILITIES, NET                          0.38                                 512,142
                                                       --------                           -------------

TOTAL NET ASSETS                                         100.00%                          $ 136,222,842
                                                       --------                           -------------

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL           SECURITY NAME                                                INTEREST RATE  MATURITY DATE     VALUE
AGENCY NOTES - INTEREST BEARING - 0.65%
$     55,000,000    FHLB                                                               4.00%      08/18/2006   $   55,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $55,000,000)                                                           55,000,000
                                                                                                               --------------

ASSET-BACKED SECURITIES - 1.18%
       6,332,199    AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2005-CF            3.84       09/06/2006        6,332,199
         111,799    HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-2                   3.18       05/15/2006          111,799
      27,007,026    HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-5                   4.22       11/15/2006       27,007,026
      14,203,685    USAA AUTO OWNER TRUST SERIES 2005-3                                4.17       11/09/2006       14,203,685
      53,251,000    WIND MASTER TRUST NOTES+/-++                                       4.19       03/27/2006       53,251,000

TOTAL ASSET-BACKED SECURITIES (COST $100,905,709)                                                                 100,905,709
                                                                                                               --------------

CERTIFICATES OF DEPOSIT - 4.51%
     163,000,000    BARCLAYS BANK PLC                                                  4.14       09/20/2006      163,000,000
      10,000,000    BARCLAYS BANK PLC NEW YORK                                         4.00       03/01/2006       10,001,507
      85,000,000    CREDIT SUISSE FIRST BOSTON NEW YORK                                4.18       09/22/2006       85,000,000
      36,500,000    ROYAL BANK OF SCOTLAND NEW YORK                                    3.83       03/06/2006       36,495,632
      70,000,000    ROYAL BANK OF SCOTLAND NEW YORK                                    4.41       10/04/2006       70,000,000
      20,000,000    ROYAL BANK OF SCOTLAND PLC+/-                                      4.25       10/04/2006       19,996,610

TOTAL CERTIFICATES OF DEPOSIT (COST $384,493,749)                                                                 384,493,749
                                                                                                               --------------

COMMERCIAL PAPER - 30.80%
      55,744,000    AMSTEL FUNDING CORPORATION^                                        4.06       01/09/2006       55,706,280
      69,037,000    AMSTEL FUNDING CORPORATION^                                        4.42       03/15/2006       68,435,189
      29,667,000    AMSTEL FUNDING CORPORATION^                                        4.44       05/26/2006       29,143,773
      96,000,000    AMSTERDAM FUNDING CORPORATION^                                     4.36       01/05/2006       95,976,747
      35,000,000    AQUINAS FUNDING LLC^                                               3.93       02/21/2006       34,812,779
     100,000,000    ATLANTIS ONE FUNDING^                                              4.20       01/26/2006       99,731,667
     102,000,000    BEAR STEARNS COMPANIES INCORPORATED^                               4.43       01/04/2006      101,987,448
      20,000,000    BETA FINANCE INCORPORATION^                                        4.40       03/15/2006       19,826,444
      85,560,000    BUCKINGHAM CDO LLC^                                                4.34       02/06/2006       85,209,299
      50,000,000    CC USA INCORPORATED^                                               4.39       03/13/2006       49,579,771
      50,719,000    CEDAR SPRINGS CAPITAL COMPANY^                                     4.25       01/20/2006       50,617,210
      80,000,000    CHARTA LLC^                                                        4.38       02/24/2006       79,493,867
      75,000,000    CLIPPER RECEIVABLES CORPORATION LLC^                               4.06       01/11/2006       74,932,333
      31,062,000    CONCORD MINUTEMEN CAPITAL COMPANY^                                 4.08       01/17/2006       31,012,715
      30,000,000    CULLINAN FINANCE CORPORATION^                                      4.44       03/24/2006       29,704,000
      71,595,000    CULLINAN FINANCE CORPORATION^                                      4.52       05/23/2006       70,336,519
      25,000,000    DEER VALLEY FUNDING LLC^                                           4.33       01/25/2006       24,933,847
      72,238,000    DEER VALLEY FUNDING LLC^                                           4.40       02/01/2006       71,981,956
     125,000,000    DEER VALLEY FUNDING LLC^                                           4.35       02/03/2006      124,531,771
      30,000,000    DEER VALLEY FUNDING LLC^                                           4.40       02/21/2006       29,820,333
      30,000,000    DNB NORSKE BANK ASA^                                               3.92       02/28/2006       29,817,067
      35,000,000    EIFFEL FUNDING LLC^                                                4.41       03/20/2006       34,674,150
      75,000,000    EUREKA SECURITIZATION^                                             4.16       01/13/2006       74,913,333
      25,000,000    EUREKA SECURITIZATION^                                             4.25       01/30/2006       24,920,313
      59,970,000    FCAR OWNER TRUST I^                                                4.53       06/07/2006       58,800,335
      31,600,000    FORTIS FUNDING LLC^                                                3.83       01/23/2006       31,532,762
      46,000,000    FORTIS FUNDING LLC^                                                3.48       02/27/2006       45,755,152
      48,500,000    HARRIER FINANCE FUNDING US LLC^                                    4.24       02/15/2006       48,254,375
      46,000,000    HSBC BANK CANADA^                                                  3.50       02/17/2006       45,798,750
      30,000,000    K2 (USA) LLC^                                                      4.39       03/08/2006       29,766,133
      18,955,000    KLIO FUNDING CORPORATION^                                          4.36       02/28/2006       18,826,443
      23,256,000    KLIO FUNDING CORPORATION^                                          4.40       03/08/2006       23,074,086
      25,277,000    KLIO III FUNDING CORPORATION^                                      4.43       03/08/2006       25,077,930
      38,456,000    KLIO III FUNDING CORPORATION^                                      4.45       03/20/2006       38,094,727
     148,568,000    LEGACY CAPITAL LLC^                                                4.18       01/03/2006      148,568,000
      83,679,000    LEGACY CAPITAL LLC^                                                4.20       01/04/2006       83,669,238
      48,500,000    LEXINGTON PARKER CAPITAL CORPORATION^                              4.02       01/10/2006       48,462,089
      95,000,000    LEXINGTON PARKER CAPITAL CORPORATION^                              3.75       01/18/2006       94,851,563

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL           SECURITY NAME                                                INTEREST RATE  MATURITY DATE      VALUE
COMMERCIAL PAPER (continued)
$     25,000,000    LIQUID FUNDING LIMITED^                                            4.22%      02/06/2006   $    24,900,361
      30,000,000    LIQUID FUNDING LIMITED^                                            4.41       03/17/2006        29,731,725
      45,000,000    LIQUID FUNDING LIMITED+/-++                                        4.35       09/15/2006        45,000,000
     107,000,000    MORGAN STANLEY                                                     4.35       07/11/2006       107,000,000
      74,000,000    NEWPORT FUNDING CORPORATION^                                       4.42       03/31/2006        73,209,557
      18,270,000    NIEUW AMSTERDAM RECEIVABLES^                                       4.18       01/19/2006        18,236,058
      50,000,000    PERRY GLOBAL FUNDING LLC^                                          4.37       02/14/2006        49,745,083
      23,897,000    PICAROS FUNDING LLC^                                               3.92       02/17/2006        23,779,905
      43,000,000    SEDNA FINANCE INCORPORATED^                                        4.17       01/13/2006        42,950,192
      38,000,000    SEDNA FINANCE INCORPORATED^                                        4.33       03/01/2006        37,739,478
      40,000,000    WINDMILL FUNDING CORPORATION^                                      4.36       01/05/2006        39,990,311

TOTAL COMMERCIAL PAPER (COST $2,624,913,064)                                                                     2,624,913,064
                                                                                                               ---------------

CORPORATE BONDS & NOTES - 0.83%
       5,675,000    CEI CAPITAL LLC+/-SS.                                              4.40       03/01/2033         5,675,000
       2,820,000    CONVENIENCE HOLDING COMPANY SERIES 2002-A+/-SS.                    4.45       09/01/2042         2,820,000
       5,400,000    ETC HOLDINGS LLC SERIES 2003+/-SS.                                 4.35       04/01/2028         5,400,000
      10,000,000    LP PINEWOOD SPV+/-SS.                                              4.40       02/01/2018        10,000,000
      29,000,000    MCDONALD'S CORPORATION+/-++                                        4.49       03/07/2006        29,046,790
      18,000,000    STRATEGIC MONEY MARKET TRUST SERIES 2002-M+/-++                    4.11       01/10/2006        18,000,000

TOTAL CORPORATE BONDS & NOTES (COST $70,941,790)                                                                    70,941,790
                                                                                                               ---------------

EXTENDABLE BONDS - 10.38%
      45,000,000    3M COMPANY++                                                       5.65       12/12/2006        45,351,368
      30,000,000    AMERICAN GENERAL FINANCE+/-++                                      4.37       01/13/2007        30,000,000
      70,000,000    BANK OF IRELAND+/-++                                               4.34       01/19/2007        70,000,000
     175,000,000    GENERAL ELECTRIC CAPITAL CORPORATION+/-                            4.44       01/09/2007       175,000,000
     100,000,000    ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                       4.42       01/09/2007       100,000,000
      69,000,000    IRISH LIFE & PERMANENT+/-++                                        4.37       01/22/2007        68,999,588
      42,000,000    KAUPTHING BANK HF+/-                                               4.43       01/19/2007        42,000,000
      33,000,000    MERRILL LYNCH & COMPANY INCORPORATED+/-                            4.56       01/11/2007        33,000,000
      38,000,000    MORGAN STANLEY+/-                                                  4.28       01/03/2007        38,000,000
      75,000,000    NORDEA BANK AB+/-++                                                4.34       01/11/2007        75,000,000
     100,000,000    NORTHERN ROCK PLC+/-++                                             4.22       10/20/2006       100,053,218
      50,000,000    NORTHERN ROCK PLC+/-++                                             4.32       11/03/2006        50,000,000
      45,000,000    NORTHERN ROCK PLC+/-++                                             4.50       01/09/2007        45,000,000

TOTAL EXTENDABLE BONDS (COST $884,404,174)                                                                         884,404,174
                                                                                                               ---------------
      12,000,000    PREMIUM ASSET TRUST+/-++                                           4.38       12/15/2006        12,000,000

MEDIUM TERM NOTES - 7.81%
      95,800,000    BANK OF AMERICA SECURITIES+/-SS.                                   4.33       09/09/2034        95,800,000
      26,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-                             4.42       08/28/2006        26,000,000
      16,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-SS.                          4.37       09/09/2049        16,000,000
      80,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-SS.                          4.37       09/09/2049        80,000,000
      50,000,000    BETA FINANCE INCORPORATED++                                        3.05       01/05/2006        49,999,547
      70,000,000    BMW US CAPITAL LLC+/-                                              4.15       06/07/2006        70,098,371
     150,000,000    BNP PARIBAS NEW YORK BRANCH+/-                                     4.31       06/19/2006       149,984,629
      35,000,000    LIBERTY LIGHTHOUSE US CAPITAL+/-++                                 4.32       07/10/2006        35,000,000
      55,000,000    LIQUID FUNDING LIMITED+/-++                                        4.37       09/29/2006        55,000,000
      35,000,000    NATIONWIDE BUILDING SOCIETY+/-++                                   4.36       01/05/2007        35,000,000
      23,000,000    NORTHERN ROCK PLC+/-++                                             4.43       01/13/2006        23,000,595
      30,000,000    WHITE PINE FINANCE LLC+/-++                                        4.32       04/12/2006        29,999,058

TOTAL MEDIUM TERM NOTES (COST $665,882,200)                                                                        665,882,200
                                                                                                               ---------------

MUNICIPAL BONDS & NOTES - 0.71%
       2,595,000    COLORADO HOUSING & FINANCE AUTHORITY MFHR (HOUSING REVENUE
                    LOC)+/-SS.                                                         4.45       10/01/2032         2,595,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL           SECURITY NAME                                                INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES (continued)
$     10,000,000    COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY MORTGAGE
                    SERIES B (HOUSING REVENUE)+/-SS.                                   4.45%      11/01/2033   $    10,000,000
       9,925,000    COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY MORTGAGE
                    SERIES C (HOUSING REVENUE)+/-SS.                                   4.45       11/01/2036         9,925,000
         135,000    KALAMAZOO FUNDING COMPANY LLC SERIES 96C+/-SS.                     4.38       12/15/2026           135,000
         145,000    KALAMAZOO FUNDING COMPANY LLC SERIES 96D+/-SS.                     4.38       12/15/2026           145,000
         165,000    KALAMAZOO FUNDING COMPANY LLC SERIES 96E+/-SS.                     4.38       12/15/2026           165,000
          70,000    KALAMAZOO FUNDING COMPANY LLC SERIES 96G+/-SS.                     4.56       12/15/2026            70,000
         250,000    KALAMAZOO FUNDING COMPANY LLC SERIES 96I+/-SS.                     4.38       12/15/2026           250,000
       5,000,000    MISSISSIPPI BUSINESS FINANCE CORPORATION MS INDUSTRIAL
                    DEVELOPMENT REVENUE (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.     4.27       02/01/2023         5,000,000
      10,730,000    MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GENERAL
                    OBLIGATION - STATES, TERRITORIES LOC)+/-SS.                        4.47       11/01/2028        10,730,000
       3,200,000    NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY MSNBC/CNBC SERIES
                    A (INDUSTRIAL DEVELOPMENT REVENUE)+/-SS.                           4.27       10/01/2021         3,200,000
       8,000,000    NEW YORK NY SUBSERIES A9 (GENERAL OBLIGATION - STATES,
                    TERRITORIES LOC)+/-SS.                                             4.38       11/01/2023         8,000,000
       9,250,000    SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY
                    MULTI-FAMILY REVENUE (OTHER REVENUE LOC)+/-SS.                     4.38       06/15/2034         9,250,000
         995,000    SUSSEX WI INDUSTRIAL DEVELOPMENT REVENUE ROTATING EQUIPMENT
                    PROJECT SERIES B (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.        4.46       11/01/2020           995,000

TOTAL MUNICIPAL BONDS & NOTES (COST $60,460,000)                                                                    60,460,000
                                                                                                               ---------------

PROMISSORY NOTES - 3.62%
     223,000,000    CITIGROUP GLOBAL+/-SS.                                             4.32       09/09/2049       223,000,000
      85,000,000    GOLDMAN SACHS GROUP INCORPORATED+/-                                4.26       10/26/2006        85,000,000

TOTAL PROMISSORY NOTES (COST $308,000,000)                                                                         308,000,000
                                                                                                               ---------------

TIME DEPOSITS - 7.17%
     196,000,000    DEUTSCHE BANK CAYMAN                                               4.40       01/03/2006       196,000,000
      51,000,000    HBOS TREASURY SERVICES                                             4.45       01/03/2006        51,000,000
      31,000,000    ING BELGIUM SA NV                                                  4.45       01/03/2006        31,000,000
     102,000,000    SOCIETE GENERALE CANADA                                            4.41       01/04/2006       102,000,000
     132,000,000    SOCIETE GENERALE CAYMAN                                            4.06       01/03/2006       132,000,000
      99,000,000    US BANK NA CAYMAN                                                  4.00       01/03/2006        99,000,000

TOTAL TIME DEPOSITS (COST $611,000,000)                                                                            611,000,000
                                                                                                               ---------------

REPURCHASE AGREEMENTS - 32.50%
     410,000,000    BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $410,194,522)                           4.27       01/03/2006       410,000,000
     329,000,000    BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $329,157,189)                4.30       01/03/2006       329,000,000
     234,000,000    CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $234,112,840)                4.34       01/03/2006       234,000,000
     205,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $205,097,717)                4.29       01/03/2006       205,000,000
     277,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $277,133,883)                4.35       01/03/2006       277,000,000
      62,000,000    JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $62,029,553)                            4.29       01/03/2006        62,000,000
   1,139,872,576    MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $1,140,413,382)              4.27       01/03/2006     1,139,872,576
     113,000,000    MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $113,054,114)                4.31       01/03/2006       113,000,000

TOTAL REPURCHASE AGREEMENTS (COST $2,769,872,576)                                                                2,769,872,576
                                                                                                               ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $8,535,873,262)*                                   100.16%                                               $ 8,535,873,262

OTHER ASSETS AND LIABILITIES, NET                         (0.16)                                                   (13,748,607)
                                                       --------                                                ---------------

TOTAL NET ASSETS                                         100.00%                                               $ 8,522,124,655
                                                       --------                                                ---------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL           SECURITY NAME                                                    INTEREST RATE  MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 86.37%

ALABAMA - 2.56%
$      7,995,000    BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX REVENUE,
                    AMBAC INSURED)+/-SS.                                                   3.55%      06/01/2025   $    7,995,000
       4,875,000    COLUMBIA AL IDA SERIES A (INDUSTRIAL DEVELOPMENT REVENUE)+/-SS.        3.72       06/01/2022        4,875,000
      21,650,000    COLUMBIA AL IDA SERIES B (POLLUTION CONTROL REVENUE)+/-SS.             3.72       05/01/2022       21,650,000
       4,300,000    EUTAW AL IDA PCR ALABAMA POWER COMPANY PROJECT (INDUSTRIAL
                    DEVELOPMENT REVENUE)+/-SS.                                             3.72       06/01/2028        4,300,000
      13,075,000    JEFFERSON COUNTY AL SEWER REVENUE SERIES A (SEWER REVENUE
                    LOC)+/-SS.                                                             3.40       02/01/2042       13,075,000
       8,900,000    MOBILE AL SPRING HILL COLLEGE EDUCATIONAL BUILDING
                    AUTHORITY SPRING HILL COLLEGE PROJECT SERIES B (COLLEGE &
                    UNIVERSITY REVENUE, REGIONS BANK LOC)+/-SS.                            3.53       09/01/2024        8,900,000
       4,895,000    MONTGOMERY AL BMC SPECIAL CARE FACILITIES AUTHORITY SERIES
                    435 (NURSING HOME REVENUE, MBIA INSURED)+/-SS.                         3.55       11/15/2029        4,895,000
       5,800,000    PRICHARD UNIVERSITY MOBILE AL EDUCATIONAL BUILDING
                    AUTHORITY UNIVERSITY MOBILE PROJECT (LEASE REVENUE, REGIONS
                    BANK LOC)+/-SS.                                                        3.54       03/01/2025        5,800,000
      19,490,000    WEST JEFFERSON AL IDA ALABAMA POWER COMPANY PROJECT
                    (INDUSTRIAL DEVELOPMENT REVENUE)+/-SS.                                 3.80       06/01/2028       19,490,000

                                                                                                                       90,980,000
                                                                                                                   --------------

ALASKA - 0.73%
       7,495,000    ALASKA STATE HOUSING FINANCE CORPORATION FLOATER PA 1057
                    (HOUSING REVENUE, MBIA INSURED)+/-SS.                                  3.55       06/01/2026        7,495,000
      10,000,000    NORTH SLOPE BORO AK SERIES A (PROPERTY TAX REVENUE, MBIA
                    INSURED)+/-SS.                                                         3.57       06/30/2010       10,000,000
       3,200,000    VALDEZ AK MARINE TERMINAL REVENUE BONDS EXXON PIPELINE
                    PROJECT SERIES 1985 (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.         3.78       07/01/2037        3,200,000
       5,305,000    VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                    PROJECT SERIES C (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.            3.78       07/01/2037        5,305,000

                                                                                                                       26,000,000
                                                                                                                   --------------

ARIZONA - 5.14%
      58,580,000    ARIZONA BANNER HEALTH SERIES B (HEALTHCARE FACILITIES
                    REVENUE, FGIC INSURED)+/-SS.                                           3.49       01/01/2035       58,580,000
      28,310,000    ARIZONA HEALTH FACILLITES BANNER HEALTH SERIES A
                    (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)+/-SS.                    3.49       01/01/2029       28,310,000
      25,385,000    ARIZONA TOURISM & SPORTS AUTHORITY MULTI-PURPOSE STADIUM
                    FACULTY SERIES A (SPORTS FACILITIES REVENUE, AMBAC
                    INSURED)+/-SS.                                                         3.51       07/01/2036       25,385,000
      21,915,000    MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
                    INSURED)+/-SS.                                                         3.55       04/15/2030       21,915,000
       5,615,000    PIMA COUNTY AZ IDA (INDUSTRIAL DEVELOPMENT REVENUE, SOCIETE
                    GENERALE LOC)+/-SS.                                                    3.68       06/01/2007        5,615,000
      43,245,000    SALT RIVER AZ PIMA MARICOPA INDIAN COMMUNITY (OTHER
                    REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                 3.55       10/01/2025       43,245,000

                                                                                                                      183,050,000
                                                                                                                   --------------

CALIFORNIA - 7.30%
       2,480,000    APPLE VALLEY CA UNIVERSITY SCHOOL DISTRICT SERIES 524
                    (PROPERTY TAX REVENUE LOC)+/-SS.                                       3.54       08/01/2012        2,480,000
       4,930,000    CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                    REVENUE SERIES B1 (POWER REVENUE)+/-SS.                                3.70       05/01/2022        4,930,000
         975,000    CALIFORNIA STATE DWR CENTER VALLEY PROJECT SERIES 127
                    (WATER REVENUE, FGIC INSURED)+/-SS.                                    3.54       12/01/2028          975,000
      13,040,000    CALIFORNIA STATE DWR POWER SUPPLY SERIES C1 (POWER REVENUE,
                    DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                                3.55       05/01/2022       13,040,000
       1,900,000    CALIFORNIA STATE DWR POWER SUPPLY SERIES C11 (POWER
                    REVENUE, KBC BANK NV LOC)+/-SS.                                        3.34       05/01/2022        1,900,000
      26,250,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G5 (WATER
                    REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                3.18       05/01/2016       26,250,000
       1,300,000    CALIFORNIA STATE ECONOMIC RECOVERY SERIES 927 (ECONOMIC
                    DEVELOPMENT REVENUE LOC)+/-SS.                                         3.53       07/01/2013        1,300,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL           SECURITY NAME                                                    INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (continued)
$      3,950,000    CALIFORNIA STATE ECONOMIC RECOVERY SERIES C6 (SALES TAX
                    REVENUE LOC)+/-SS.                                                     3.75%      07/01/2023   $   3,950,000
      16,700,000    CALIFORNIA STATE SERIES B3 (GENERAL OBLIGATION - STATES,
                    TERRITORIES LOC)+/-SS.                                                 3.52       05/01/2033      16,700,000
       5,745,000    GOLDEN WEST CA SCHOOLS CA FINANCING AUTHORITY (PROPERTY TAX
                    REVENUE, FGIC INSURED)+/-SS.                                           3.53       09/01/2024       5,745,000
       5,085,000    HILLSBOROUGH CA COP WATER & SEWER SYSTEMS PROJECTS SERIES A
                    (PROPERTY TAX REVENUE, JP MORGAN CHASE BANK LOC)+/-SS.                 3.55       06/01/2033       5,085,000
       1,905,000    LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES
                    REVENUE)+/-SS.                                                         3.34       07/01/2035       1,905,000
       9,475,000    LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY
                    BANK LOC)+/-SS.                                                        3.54       01/01/2009       9,475,000
      27,400,000    LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT
                    LOCAL DE FRANCE LOC)+/-SS.                                             3.55       07/01/2035      27,400,000
       4,000,000    LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)+/-SS.          3.53       07/01/2022       4,000,000
       6,600,000    METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES
                    B3 (WATER REVENUE, WEST DEUTSCHE LANDESBANK LOC)+/-SS.                 3.72       07/01/2035       6,600,000
      16,100,000    OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
                    SERIES C1 (LEASE REVENUE LOC)+/-SS.                                    3.52       02/01/2025      16,100,000
      13,615,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT BLUFFS APARTMENT
                    PROJECT SERIES C (HOUSING REVENUE, FHLMC INSURED)+/-SS.                3.49       12/01/2029      13,615,000
       2,000,000    PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS
                    MEDANOS COMMUNITY SERIES A (TAX ALLOCATION REVENUE LOC)+/-SS.          3.75       09/01/2035       2,000,000
       5,760,000    PLEASANT VALLEY CA SCHOOL DISTRICT  (PROPERTY TAX REVENUE
                    LOC)+/-SS.                                                             3.53       08/01/2020       5,760,000
      13,025,000    SACRAMENTO CA USD CTFS PARTNERS FSA INSURED (GENERAL
                    OBLIGATION - SCHOOL DISTRICTS LOC)+/-SS.                               3.55       03/01/2031      13,025,000
      16,525,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B
                    (LEASE REVENUE, AMBAC INSURED)+/-SS.                                   3.56       02/15/2026      16,525,000
      35,265,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C
                    (LEASE REVENUE, AMBAC INSURED)+/-SS.                                   3.56       02/15/2026      35,265,000
       1,485,000    SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX
                    REVENUE, MBIA INSURED)+/-SS.                                           3.53       08/01/2025       1,485,000
      13,840,000    SOUTH PLACER CA WASTEWATER AUTHORITY SERIES B (SEWER
                    REVENUE, FGIC INSURED)+/-SS.                                           3.50       11/01/2035      13,840,000
         800,000    TULARE CA LOCAL HEALTH CARE DISTRICT (HEALTHCARE FACILITIES
                    REVENUE, US BANK NA LOC)+/-SS.                                         3.75       12/01/2032         800,000
       5,720,000    UNIVERSITY OF CALIFORNIA SERIES 2984 (COLLEGE & UNIVERSITY
                    REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                3.53       05/15/2022       5,720,000
       3,735,000    VICTORVILLE CA RDA SERIES 485 (TAX INCREMENTAL REVENUE,
                    FIRST SECURITY BANK LOC)+/-SS.                                         3.54       12/01/2019       3,735,000

                                                                                                                     259,605,000
                                                                                                                   -------------

COLORADO - 0.82%
       1,700,000    ARVADA COUNTY CO (WATER REVENUE, FIRST SECURITY BANK LOC)+/-SS.        3.10       11/01/2020       1,700,000
      15,405,000    FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                    (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.        3.60       01/01/2025      15,405,000
       5,280,000    JEFFERSON COUNTY CO SCHOOL DISTRICT NUMBER R-001 SERIES 665
                    (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)+/-SS.                  3.55       12/15/2012       5,280,000
       3,245,000    MESA COUNTY CO VALLEY SCHOOL DISTRICT NUMBER 051 GRAND
                    JUNCTION SERIES 684 (PROPERTY TAX REVENUE, MBIA INSURED)+/-SS.         3.55       12/01/2012       3,245,000
       3,560,000    SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT
                    (PROPERTY TAX REVENUE, US BANK NA LOC)+/-SS.                           3.56       11/15/2034       3,560,000

                                                                                                                      29,190,000
                                                                                                                   -------------

DELAWARE - 0.58%
       5,000,000    DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY HOSPITAL
                    BILLING SERIES A (ECONOMIC DEVELOPMENT REVENUE, AMBAC
                    INSURED)+/-SS.                                                         3.56       12/01/2015       5,000,000
      15,600,000    KENT COUNTY DE STUDENT HOUSING (COLLEGE & UNIVERSITY
                    REVENUE, WACHOVIA BANK LOC)+/-SS.                                      3.52       07/01/2036      15,600,000

                                                                                                                      20,600,000
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL           SECURITY NAME                                                    INTEREST RATE  MATURITY DATE      VALUE
FLORIDA - 1.11%
$      3,155,000    BOYNTON BEACH FL COMMUNITY RDA FLORIDA TAX INCREMENT SERIES
                    657 (TAX INCREMENTAL REVENUE, MBIA INSURED)+/-SS.                      3.55%      10/01/2012   $   3,155,000
       2,650,000    BREVARD COUNTY FL SCHOOL BOARD COP SERIES 638 (LEASE
                    REVENUE, FGIC INSURED)+/-SS.                                           3.55       07/01/2012       2,650,000
          30,000    BROWARD COUNTY FL PROJECT 703 (OTHER REVENUE)+/-SS.                    3.53       09/01/2026          30,000
       3,650,000    COLLIER COUNTY FL IDA EDUCATIONAL FACILITIES COMMUNITY
                    SCHOOL NAPLES INCORPORATED PROJECT (PRIVATE SCHOOL REVENUE,
                    BANK OF AMERICA NA LOC)+/-SS.                                          3.55       10/01/2022       3,650,000
       9,000,000    EAGLE TAX-EXEMPT TRUST CTF 20010906 CLASS A (FLORIDA STATE
                    BOARD OF EDUCATION LOTTERY SERIES B) (OTHER REVENUE, FGIC
                    INSURED)+/-SS.                                                         3.55       07/01/2019       9,000,000
         600,000    FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                    (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK LOC)+/-SS.               3.57       12/01/2014         600,000
       3,730,000    FORT LAUDERDALE FL PINE CREST PREP SCHOOL PROJECT (PRIVATE
                    SCHOOL REVENUE, FIRST SECURITY BANK LOC)+/-SS.                         3.55       06/01/2032       3,730,000
       4,350,000    HILLSBOROUGH COUNTY FL AVIATION AUTHORITY DELTA AIR LINES
                    (INDUSTRIAL DEVELOPMENT REVENUE, GENERAL ELECTRIC CAPITAL
                    CORPORATION LOC)+/-SS.                                                 3.57       12/01/2030       4,350,000
         100,000    JACKSONVILLE FL SAMUEL C TAYLOR FOUNDATION PROJECT
                    (HEALTHCARE FACILITIES REVENUE, BANK OF AMERICA NA LOC)+/-SS.          3.60       12/01/2023         100,000
       1,500,000    ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A
                    (INDUSTRIAL DEVELOPMENT REVENUE, BANK OF AMERICA NA LOC)+/-SS.         3.60       05/01/2027       1,500,000
       1,200,000    ORANGE COUNTY FL IDA JEWISH FEDERATION OF GREATER ORLANDO
                    PROJECT (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)+/-SS.         3.55       01/01/2028       1,200,000
       1,875,000    ORANGE COUNTY FL SCHOOL BOARD COP PUTTERS SERIES 560 (LEASE
                    REVENUE, AMBAC INSURED)+/-SS.                                          3.55       08/01/2012       1,875,000
       5,500,000    PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED
                    PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST
                    CORPORATION LOC)+/-SS.                                                 3.60       05/01/2031       5,500,000
       2,200,000    SARASOTA COUNTY FL UTILITY SYSTEM (WATER REVENUE, FGIC
                    INSURED)+/-SS.                                                         3.54       10/01/2010       2,200,000

                                                                                                                      39,540,000
                                                                                                                   -------------

GEORGIA - 2.31%
       1,195,000    COBB COUNTY GA DEVELOPMENT AUTHORITY UNIVERSITY FACILITIES
                    SERIES 580 (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)+/-SS.          3.55       07/15/2012       1,195,000
       4,270,000    EAGLE TAX-EXEMPT TRUST CTF 20001003 CLASS A (ATLANTA GA
                    AIRPORT SERIES A) (AIRPORT REVENUE, FGIC INSURED)+/-SS.                3.56       01/01/2030       4,270,000
       8,100,000    FULTON COUNTY GA DEVELOPMENT AUTHORITY SERIES 960 (COLLEGE
                    & UNIVERSITY REVENUE, MBIA INSURED)+/-SS.                              3.55       05/01/2036       8,100,000
      19,400,000    FULTON COUNTY GA NORTHSIDE SERIES A (HOSPITAL REVENUE,
                    WACHOVIA BANK LOC)+/-SS.                                               3.52       10/01/2018      19,400,000
       6,425,000    FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL REVENUE,
                    WACHOVIA BANK LOC)+/-SS.                                               3.70       10/01/2033       6,425,000
       5,260,000    FULTON DE KALB GA ROCS RR II R 2074 (HEALTHCARE FACILITIES
                    REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                3.56       01/01/2020       5,260,000
      13,440,000    GEORGIA LOCAL GOVERNMENT COP SERIES K (GENERAL OBLIGATION -
                    POLITICAL SUBDIVISION)+/-SS.                                           3.61       12/01/2022      13,440,000
       2,800,000    GEORGIA STATE SERIES 1034 (OTHER REVENUE, MORGAN STANLEY
                    DEAN WITTER LOC)+/-SS.                                                 3.55       05/01/2020       2,800,000
      12,000,000    HALL COUNTY GAINESVILLE GA NORTHEAST HEALTH SERIES B
                    (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)+/-SS.                    3.48       05/15/2029      12,000,000
       9,285,000    ROSELL GA HOUSING AUTHORITY (HOUSING REVENUE, FHLMC
                    INSURED)+/-SS.                                                         3.55       01/01/2034       9,285,000

                                                                                                                      82,175,000
                                                                                                                   -------------

HAWAII - 0.41%
       8,000,000    EAGLE TAX-EXEMPT TRUST CTF 20011101 CLASS A (HAWAII STATE
                    HIGHWAY ) (TOLL ROAD REVENUE, FIRST SECURITY BANK LOC)+/-SS.           3.56       07/01/2016       8,000,000
       6,495,000    HAWAII STATE ROCS RR II R 6058 (GENERAL OBLIGATION -
                    STATES, TERRITORIES, MBIA INSURED) +/-SS.                              3.56       10/01/2021       6,495,000

                                                                                                                      14,495,000
                                                                                                                   -------------
ILLINOIS - 5.03%
       5,000,000    CHICAGO IL BOARD OF EDUCATION CTFS SERIES A (PROPERTY TAX
                    REVENUE)+/-SS.                                                         3.61       06/01/2021       5,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL           SECURITY NAME                                                    INTEREST RATE  MATURITY DATE      VALUE
ILLINOIS (continued)
$      5,405,000    CHICAGO IL PARK DISTRICT ROCS RR II R 4018 (STATE & LOCAL
                    GOVERNMENTS, AMBAC INSURED)+/-SS.                                      3.56%      01/01/2024   $    5,405,000
       2,800,000    CHICAGO IL PUBLIC BUILDING COMMISSION EAGLE CLASS A (LEASE
                    REVENUE, FGIC INSURED)+/-SS.                                           3.56       12/01/2014        2,800,000
      25,000,000    CHICAGO IL SERIES 21-B (PROPERTY TAX REVENUE, MBIA
                    INSURED)+/-SS.                                                         3.55       01/01/2037       25,000,000
       5,700,000    CHICAGO IL SERIES SG 131 (SALES TAX REVENUE, FGIC INSURED)+/-SS.       3.55       01/01/2027        5,700,000
       3,747,000    COOK COUNTY IL GO CTFS SERIES 458 (PROPERTY TAX REVENUE,
                    FGIC INSURED)+/-SS.                                                    3.55       11/15/2028        3,747,000
       5,124,685    EAGLE TAX-EXEMPT TRUST CTF 20021301 CLASS A (ILLINOIS
                    STATE) (GENERAL OBLIGATION - STATES, TERRITORIES, FGIC
                    INSURED)+/-SS.                                                         3.56       02/01/2019        5,124,685
      18,025,000    EAGLE TAX-EXEMPT TRUST CTF 20021303 CLASS A (COOK COUNTY IL
                    SERIES C) (PROPERTY TAX REVENUE, AMBAC INSURED)+/-SS.                  3.56       11/15/2025       18,025,000
       3,999,755    EAGLE TAX-EXEMPT TRUST CTF 20021304 CLASS A (ILLINOIS
                    STATE) (GENERAL OBLIGATION - STATES, TERRITORIES, FGIC
                    INSURED)+/-SS.                                                         3.56       02/01/2027        3,999,755
      29,750,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY MUSEUM OF
                    CONTEMPORARY ARTS PROJECT (RECREATIONAL FACILITIES REVENUE,
                    BANK ONE CHICAGO NA LOC)+/-SS.                                         3.58       02/01/2029       29,750,000
      11,300,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY THE UNO-VEN COMPANY
                    PROJECT (INDUSTRIAL DEVELOPMENT REVENUE, BANK ONE CHICAGO
                    NA LOC)+/-SS.                                                          3.58       09/01/2008       11,300,000
       5,500,000    ILLINOIS FINANCE AUTHORITY (PRIVATE SCHOOL REVENUE,
                    NORTHERN TRUST CORPORATION LOC)+/-SS.                                  3.53       07/01/2035        5,500,000
      10,000,000    ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE (GENERAL
                    OBLIGATION - STATES, TERRITORIES, NORTHERN TRUST
                    CORPORATION LOC)+/-SS.                                                 3.52       09/01/2035       10,000,000
      14,100,000    ILLINOIS RIVERSIDE HEALTH SYSTEMS (HEALTHCARE FACILITIES
                    REVENUE, LASALLE NATIONAL BANK NA LOC)+/-SS.                           3.57       11/01/2019       14,100,000
       4,500,000    ILLINOIS STATE MUNICIPAL TRUST RECEIPTS SERIES SG 9 (SALES
                    TAX REVENUE, FIRST SECURITY BANK LOC)+/-SS.                            3.55       06/15/2019        4,500,000
         185,000    ILLINOIS STATE NEWBERRY LIBRARY (OTHER REVENUE, NORTHERN
                    TRUST CORPORATION LOC)+/-SS.                                           3.58       03/01/2028          185,000
         200,000    ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE, AMBAC
                    INSURED)+/-SS.                                                         3.55       11/01/2012          200,000
       2,290,000    ILLINOIS STATE SERIES 679 (PROPERTY TAX REVENUE, AMBAC
                    INSURED)+/-SS.                                                         3.55       11/01/2012        2,290,000
       7,530,000    ILLINOIS STATE SERIES G (GENERAL OBLIGATION - STATES,
                    TERRITORIES)+/-SS.                                                     3.59       05/01/2012        7,530,000
       4,500,000    ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES A (COLLEGE
                    & UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)+/-SS.              3.50       10/01/2032        4,500,000
       6,800,000    LOMBARD IL IDA 2500 HIGLAND AVENUE PROJECT (INDUSTRIAL
                    DEVELOPMENT REVENUE, MID-AMERICA FEDERAL SAVINGS & LOAN
                    LOC)+/-SS.                                                             3.96       12/01/2006        6,800,000
       4,885,000    SCHAUMBURG IL SERIES C (PROPERTY TAX REVENUE, FGIC
                    INSURED)+/-SS.                                                         3.54       12/01/2034        4,885,000
       2,660,000    WARREN COUNTY IL INDUSTRIAL PROJECT MONMOUTH COLLEGE
                    PROJECT (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK
                    PLC LOC)+/-SS.                                                         3.54       12/01/2032        2,660,000

                                                                                                                      179,001,440
                                                                                                                   --------------

INDIANA - 1.96%
       5,445,000    HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658 (LEASE
                    REVENUE, MBIA INSURED)+/-SS.                                           3.55       07/15/2012        5,445,000
       4,300,000    INDIANA HFFA DEACONESS HOSPITAL INCORPORATION (HEALTHCARE
                    FACILITIES REVENUE, FIFTH THIRD BANK LOC)+/-SS.                        3.50       01/01/2022        4,300,000
      11,230,000    INDIANA HOSPITAL EQUIPMENT FINANCING AUTHORITY REVENUE
                    SERIES A MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.        3.58       12/01/2015       11,230,000
       7,600,000    INDIANA SERIES 107 (HEALTH FACILITIES FINANCING AUTHORITY
                    REVENUE, MBIA INSURED)+/-SS.                                           3.55       11/01/2019        7,600,000
       5,800,000    INDIANA STATE DEPAUW UNIVERSITY PROJECT (COLLEGE &
                    UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)+/-SS.              3.75       07/01/2018        5,800,000
       3,000,000    INDIANA STATE DEPAUW UNIVERSITY PROJECT (COLLEGE &
                    UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)+/-SS.              3.75       07/01/2032        3,000,000
       3,235,000    INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE
                    EDUCATIONAL FACILITIES UNIVERSITY INDIANAPOLIS (COLLEGE &
                    UNIVERSITY REVENUE)+/-SS.                                              3.80       10/01/2030        3,235,000
       1,990,000    INDIANA TRANSIT FINANCE AUTHORITY HIGHWAY SERIES B21 (TOLL
                    ROAD REVENUE, FGIC INSURED)+/-SS.                                      3.54       12/01/2022        1,990,000
       5,275,000    INDIANA UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, AMBAC
                    INSURED)+/-SS.                                                         3.56       08/01/2023        5,275,000
       7,000,000    MARSHALL COUNTY IN ECONOMIC DEVELOPMENT (PRIVATE SCHOOL
                    REVENUE, BANK ONE CHICAGO NA LOC)+/-SS.                                3.58       01/01/2035        7,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL           SECURITY NAME                                                    INTEREST RATE  MATURITY DATE      VALUE
INDIANA (continued)
$     15,000,000    ST. JOSEPH COUNTY IN EDUCATIONAL FACILITIES REVENUE
                    UNIVERSITY OF NOTRE DAME DU LAC PROJECT (COLLEGE &
                    UNIVERSITY REVENUE LOC)+/-SS.                                          3.50%      03/01/2037   $  15,000,000

                                                                                                                      69,875,000
                                                                                                                   -------------

IOWA - 0.66%
       2,960,000    IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT SERIES A
                    (MULTI-FAMILY HOUSING REVENUE, FHLMC INSURED)+/-SS.                    3.60       05/01/2031       2,960,000
       8,700,000    IOWA HEALTH SYSTEM SERIES A1 (HEALTHCARE FACILITIES
                    REVENUE, FGIC INSURED)+/-SS.                                           3.48       02/15/2035       8,700,000
       2,400,000    IOWA HIGHER EDUCATION LORAS COLLEGE PROJECT (COLLEGE &
                    UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)+/-SS.                3.75       11/01/2030       2,400,000
       8,500,000    IOWA STATE (PROPERTY TAX REVENUE)                                      4.50       06/30/2006       8,552,306
       1,000,000    IOWA STATE SCHOOL CASH ANTICIPATION PROGRAM SERIES B
                    (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                        3.50       01/27/2006       1,000,770

                                                                                                                      23,613,076
                                                                                                                   -------------

KANSAS - 0.16%
       5,780,000    LENEXA KS SERIES 1020 (HOUSING REVENUE, MERRILL LYNCH
                    CAPITAL SERVICES LOC)+/-SS.                                            3.56       01/01/2006       5,780,000
                                                                                                                   -------------

LOUISIANA - 1.85%
       7,730,000    EAST BATON ROUGE PARISH LA (SALES TAX REVENUE, AMBAC
                    INSURED)+/-SS.                                                         3.55       02/01/2024       7,730,000
       2,460,000    LAKE CHARLES LA HARBOR & DISTRICT CONOCO INCORPORATED
                    PROJECT A (INDUSTRIAL DEVELOPMENT REVENUE, BANK ONE CHICAGO
                    NA LOC)+/-SS.                                                          3.57       09/01/2029       2,460,000
       8,500,000    LAKE CHARLES LA HARBOR & TERMINAL DISTRICT PORT FACILITIES
                    (INDUSTRIAL DEVELOPMENT REVENUE, BANQUE NATIONALE PARIS
                    LOC)+/-SS.                                                             3.58       08/01/2007       8,500,000
       7,845,000    LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)+/-SS.           3.61       09/01/2033       7,845,000
      23,205,000    LOUISIANA LOCAL GOVERNMENT ENVIRONMENT FACILITIES COMMUNITY
                    SHREVEPORT UTILITY SYSTEM PROJECT (INDUSTRIAL DEVELOPMENT
                    REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                3.58       10/01/2026      23,205,000
      16,000,000    LOUISIANA PUBLIC FACILITY AUTHORITY CHRISTUS HEALTH
                    SUBSERIES C2 (HEALTHCARE FACILITIES REVENUE, AMBAC
                    INSURED)+/-SS.                                                         3.49       07/01/2041      16,000,000

                                                                                                                      65,740,000
                                                                                                                   -------------

MAINE - 0.12%
       4,225,000    MAINE STATE TURNPIKE AUTHORITY TURNPIKE SERIES 547 (TOLL
                    ROAD REVENUE, FIRST SECURITY BANK LOC)+/-SS.                           3.55       07/01/2012       4,225,000
                                                                                                                   -------------

MARYLAND - 1.77%
      50,000,000    MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES VILLA
                    JULE COLLEGE (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA
                    NA LOC)+/-SS.                                                          3.55       07/01/2030      50,000,000
       6,025,000    MARYLAND STATE SERIES B (HEALTHCARE FACILITIES REVENUE,
                    GENERAL OBLIGATION OF INSTITUTION)+/-SS.                               3.50       04/01/2035       6,025,000
       2,905,000    MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT (HOSPITAL
                    REVENUE, WACHOVIA BANK LOC)+/-SS.                                      3.52       03/01/2032       2,905,000
       3,950,000    WESTMINSTER MD (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
                    LOC)+/-SS.                                                             3.52       04/01/2030       3,950,000

                                                                                                                      62,880,000
                                                                                                                   -------------

MASSACHUSETTS - 0.44%
      15,600,000    ROUTE 3 NORTH TRANSPORTATION IMPORT ASSOCIATION
                    MASSACHUSETTS LEASE REVENUE SERIES B (LEASE REVENUE, AMBAC
                    INSURED)+/-SS.                                                         3.49       06/15/2033      15,600,000
                                                                                                                   -------------

MICHIGAN - 3.83%
      10,970,000    DETROIT MI (WATER REVENUE, MBIA INSURED)+/-SS.                         3.54       01/01/2011      10,970,000
       7,200,000    DETROIT MI CITY SCHOOL DISTRICT EAGLE-20026014 CLASS A
                    (PROPERTY TAX REVENUE, FGIC INSURED)+/-SS.                             3.56       05/01/2032       7,200,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL           SECURITY NAME                                                    INTEREST RATE  MATURITY DATE      VALUE
MICHIGAN (continued)
$      4,620,000    DETROIT MI RESOURCE RECOVERY AUTHORITY SERIES 167Z (OTHER
                    REVENUE, AMBAC INSURED)+/-SS.                                          3.55%      12/13/2008   $    4,620,000
         900,000    FARMINGTON HILLS MI HOSPITAL FINANCE AUTHORITY BOTSFORD
                    GENERAL HOSPITAL SERIES B (HEALTHCARE FACILITIES REVENUE,
                    MBIA INSURED)+/-SS.                                                    3.80       02/15/2016          900,000
       9,705,000    LIVONIA MI PUBLIC SCHOOL DISTRICT ROCS RR II R 6002
                    (PROPERTY TAX REVENUE, MBIA INSURED)+/-SS.                             3.56       05/01/2023        9,705,000
      17,530,000    MICHIGAN MUNICIPAL AUTHORITY (STATE & LOCAL GOVERNMENTS, JP
                    MORGAN CHASE BANK LOC)                                                 4.25       08/18/2006       17,658,999
       8,000,000    MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SERIES B
                    (HEALTHCARE FACILITIES REVENUE)+/-SS.                                  3.49       11/15/2033        8,000,000
       7,400,000    MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY LIMITED
                    OBLIGATION NONPROFIT HOUSING CORPORATION VI (HOUSING
                    REVENUE, BANK ONE MICHIGAN LOC)+/-SS.                                  3.57       06/01/2025        7,400,000
      62,000,000    MICHIGAN STATE SERIES A (PROPERTY TAX REVENUE)                         4.50       09/29/2006       62,551,286
       7,360,000    MICHIGAN STATE STRATEGIC FUNDING LIMITED YMCA NILES
                    MICHIGAN INCORPORATED (INDUSTRIAL DEVELOPMENT REVENUE,
                    LASALLE NATIONAL BANK NA LOC)+/-SS.                                    3.48       09/01/2040        7,360,000

                                                                                                                      136,365,285
                                                                                                                   --------------

MINNESOTA - 6.14%
         950,000    ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                    REVENUE, FNMA INSURED)+/-SS.                                           3.55       11/15/2033          950,000
       2,100,000    BROOKLYN CENTER MN BROOKDALE (INDUSTRIAL DEVELOPMENT
                    REVENUE, FIRSTAR BANK NA LOC)+/-SS.                                    3.80       12/01/2014        2,100,000
       3,310,000    BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MULTI-FAMILY
                    HOUSING REVENUE, FNMA INSURED)+/-SS.                                   3.55       07/15/2030        3,310,000
       4,670,000    CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HEALTHCARE
                    FACILITIES REVENUE, BANK OF NEW YORK LOC)+/-SS.                        3.75       11/01/2035        4,670,000
      11,735,000    COHASSET MN POWER & LIGHT COMPANY PROJECT A (INDUSTRIAL
                    DEVELOPMENT REVENUE, LASALLE NATIONAL BANK NA LOC)+/-SS.               3.49       06/01/2020       11,735,000
       8,115,000    COHASSET MN POWER & LIGHT COMPANY PROJECT B (INDUSTRIAL
                    DEVELOPMENT REVENUE, LASALLE NATIONAL BANK NA LOC)+/-SS.               3.49       06/01/2013        8,115,000
       2,000,000    COHASSET MN REVENUE (POWER REVENUE LOC)+/-SS.                          3.49       12/01/2007        2,000,000
       3,250,000    CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT COLLATERALIZED
                    BY FHLB   (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                     3.58       05/01/2027        3,250,000
       1,300,000    DAKOTA COUNTY MN HOUSING & RDA PROJECT 484 (MULTI-FAMILY
                    HOUSING REVENUE, FHLMC INSURED)+/-SS.                                  3.56       12/01/2022        1,300,000
       3,360,000    DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY MILLER-DWAN
                    MEDICAL CENTER PROJECT (HEALTHCARE FACILITIES REVENUE, US
                    BANK NA LOC)+/-SS.                                                     3.80       06/01/2019        3,360,000
       1,950,000    EAGLE TAX-EXEMPT TRUST CTF 20012301 CLASS A (MINNESOTA
                    STATE) (PROPERTY TAX REVENUE)+/-SS.                                    3.56       10/01/2019        1,950,000
      11,360,000    EDINA MN EDINA PARK PLAZA (MULTI-FAMILY HOUSING REVENUE,
                    FHLMC INSURED)+/-SS.                                                   3.58       12/01/2029       11,360,000
      11,855,000    INVER GROVE HEIGHTS MN GROVE INCORPORATED PROJECT (HOUSING
                    REVENUE, FNMA INSURED)+/-SS.                                           3.55       05/15/2035       11,855,000
       5,070,000    MANKATO MN HIGHLAND PROJECT (HOUSING REVENUE, LASALLE
                    NATIONAL BANK NA LOC)+/-SS.                                            3.80       05/01/2027        5,070,000
         200,000    MANKATO MN MANKOTO AREA FAMILY YMCA PROJECT (RECREATIONAL
                    FACILITIES REVENUE, US BANK NA LOC)+/-SS.                              3.85       05/01/2006          200,000
      10,145,000    MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
                    PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)+/-SS.                 3.60       10/01/2031       10,145,000
       6,575,000    MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                    (AIRPORT REVENUE, FGIC INSURED)+/-SS.                                  3.55       01/01/2023        6,575,000
      44,400,000    MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                    SERIES B (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)+/-SS.          3.51       11/15/2029       44,400,000
       1,405,000    MINNEAPOLIS MN HEALTH CARE SYSTEM REVENUE FAIRVIEW HEALTH
                    SERVICES SERIES B (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.            3.48       11/15/2026        1,405,000
       3,380,000    MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A
                    (OTHER REVENUE, US BANK NA LOC)+/-SS.                                  3.80       10/01/2021        3,380,000
         215,000    MINNEAPOLIS MN WOMANS CLUB OF MINNEAPOLIS PROJECT (OTHER
                    REVENUE, BREMER BANK LOC)+/-SS.                                        3.65       05/01/2023          215,000
      12,170,000    MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING
                    PROGRAM CTFS (LEASE REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                    INSURED)                                                               4.00       09/12/2006       12,255,119

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL           SECURITY NAME                                                    INTEREST RATE  MATURITY DATE      VALUE
MINNESOTA (continued)
$      7,815,000    MINNESOTA STATE (HOUSING REVENUE, MARSHALL & ISLEY BANK
                    LOC)+/-SS.                                                             3.75%      12/01/2034   $    7,815,000
      10,000,000    MINNESOTA STATE (PROPERTY TAX REVENUE)                                 5.00       08/01/2006       10,121,270
       1,000,000    MINNESOTA STATE SERIES 1043 (PROPERTY TAX REVENUE LOC)+/-SS.           3.55       08/01/2013        1,000,000
         250,000    MINNESOTA STATE ST. THOMAS UNIVERSITY SERIES 5L (COLLEGE &
                    UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                   3.51       04/01/2027          250,000
       3,910,000    MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)+/-SS.                    3.55       05/15/2034        3,910,000
       2,865,000    PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT (HOUSING
                    REVENUE, FNMA INSURED)+/-SS.                                           3.55       09/15/2031        2,865,000
         650,000    ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT (HEALTHCARE
                    FACILITIES REVENUE, US BANK NA LOC)+/-SS.                              3.80       10/01/2029          650,000
       1,000,000    ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                    COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.             3.80       11/01/2022        1,000,000
       2,000,000    ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT (MULTI-FAMILY
                    HOUSING REVENUE, FNMA)+/-SS.                                           3.55       05/15/2032        2,000,000
       1,980,000    ST. CLOUD MN INDEPENDENT SCHOOL DISTRICT NUMBER 742 SERIES
                    B (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                    INSURED)                                                               4.00       02/01/2006        1,982,453
       3,440,000    ST. LOUIS PARK MN KNOLLWOOD PLACE (MULTI-FAMILY HOUSING
                    REVENUE, FNMA INSURED)+/-SS.                                           3.55       10/01/2035        3,440,000
       3,780,000    ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                    REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                              3.80       05/01/2022        3,780,000
       4,810,000    ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                    REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                              3.75       10/01/2025        4,810,000
       1,590,000    ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT
                    HEATING REVENUE SERIES A  (WATER REVENUE LOC)+/-SS.                    3.58       12/01/2012        1,590,000
         900,000    ST. PAUL MN PORT AUTHORITY (HOUSING REVENUE, FHLMC
                    INSURED)+/-SS.                                                         3.55       02/01/2034          900,000
       3,655,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES M (OTHER
                    REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                       3.80       03/01/2021        3,655,000
       1,075,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER
                    REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                       3.80       03/01/2012        1,075,000
         850,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES Q (OTHER
                    REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                       3.58       03/01/2022          850,000
       2,500,000    ST. PAUL MN PORT AUTHORITY SERIES J (OTHER REVENUE, DEXIA
                    CREDIT LOCAL DE FRANCE LOC)+/-SS.                                      3.55       12/01/2025        2,500,000
       7,160,000    ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE &
                    INDUSTRIAL CENTER PROJECT (INDUSTRIAL DEVELOPMENT REVENUE,
                    US BANK NA LOC)+/-SS.                                                  3.63       02/01/2015        7,160,000
       7,380,000    ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE,
                    ALLIED IRISH BANK PLC LOC)+/-SS.                                       3.75       05/01/2025        7,380,000

                                                                                                                      218,333,842
                                                                                                                   --------------

MISSOURI - 1.13%
       6,300,000    KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN SERIES A
                    (COLLEGE & UNIVERSITY REVENUE LOC)+/-SS.                               3.75       04/01/2027        6,300,000
       1,475,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                    BETHESDA HEALTH GROUP INCORPORATED (HEALTHCARE FACILITIES
                    REVENUE, US BANK NA LOC)+/-SS.                                         3.80       08/01/2034        1,475,000
       3,800,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                    CHRISTIAN BROTHERSCOLLEGE SERIES A (PRIVATE SCHOOL REVENUE,
                    US BANK NA LOC)+/-SS.                                                  3.80       10/01/2032        3,800,000
      13,085,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                    DRURY COLLEGE (COLLEGE & UNIVERSITY REVENUE, BANK OF
                    AMERICA NA LOC)+/-SS.                                                  3.80       08/15/2024       13,085,000
         145,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITY AUTHORITY ST.
                    LOUIS UNIVERSITY PROJECT SERIES A (COLLEGE & UNIVERSITY
                    REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                 3.80       10/01/2009          145,000
       6,000,000    ST. CHARLES COUNTY MO PUBLIC WATER SUPPLY DISTRICT NUMBER 2
                    COP SERIES A (WATER REVENUE, BANK OF AMERICA NA LOC)+/-SS.             3.55       12/01/2033        6,000,000
       1,200,000    ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED
                    SERIES B (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)+/-SS.          3.57       06/15/2024        1,200,000
       8,290,000    ST. LOUIS MO SERIES 1160 (AIRPORT REVENUE, MBIA INSURED)+/-SS.         3.55       07/01/2031        8,290,000

                                                                                                                       40,295,000
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL           SECURITY NAME                                                    INTEREST RATE  MATURITY DATE      VALUE
NEBRASKA - 3.02%
$     30,300,000    AMERICAN PUBLIC ENERGY AGENCY NE (UTILITIES REVENUE,
                    SOCIETE GENERALE LOC)+/-SS.                                            3.60%      12/01/2015   $   30,300,000
      34,900,000    AMERICAN PUBLIC ENERGY AGENCY NE NATIONAL PUBLIC GAS AGENCY
                    PROJECT SERIES A (UTILITIES REVENUE, SOCIETE GENERALE LOC)+/-SS.       3.56       02/01/2014       34,900,000
       3,510,000    BUFFALO COUNTY NE AGREX INCORPORATED PROJECT (INDUSTRIAL
                    DEVELOPMENT REVENUE, JP MORGAN CHASE BANK LOC)+/-SS.                   3.70       02/01/2015        3,510,000
       8,700,000    LANCASTER COUNTY NE HOSPITAL AUTHORITY NUMBER 1 HOSPITAL
                    REVENUE BRYAN LEIGH MEDICAL CENTER PROJECT AMBAC INSURED
                    (HOSPITAL REVENUE LOC)+/-SS.                                           3.75       06/01/2018        8,700,000
      13,350,000    NEBRASKA EDUCATIONAL FINANCE AUTHORITY CREIGHTON UNIVERSITY
                    PROJECT SERIES C (COLLEGE & UNIVERSITY REVENUE, FGIC
                    INSURED)+/-SS.                                                         3.75       07/01/2035       13,350,000
       5,000,000    NEBRASKA PUBLIC POWER DISTRICT (ELECTRIC PLANT REVENUE,
                    FGIC INSURED)+/-SS.                                                    3.55       01/01/2017        5,000,000
       6,740,000    NEBRASKA PUBLIC POWER DISTRICT (POWER REVENUE, FGIC
                    INSURED)+/-SS.                                                         3.56       01/01/2015        6,740,000
       5,100,000    NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT (OTHER
                    REVENUE, JP MORGAN CHASE BANK LOC)+/-                                  3.70       02/01/2015        5,100,000

                                                                                                                      107,600,000
                                                                                                                   --------------

NEVADA - 1.08%
       5,465,000    CLARK COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
                    INSURED)+/-SS.                                                         3.55       06/15/2017        5,465,000
      17,565,000    LAS VEGAS CONVENTION & VISITORS AUTHORITY (SPORTS
                    FACILITIES REVENUE, AMBAC INSURED)+/-SS.                               3.55       07/01/2018       17,565,000
       6,685,000    RENO-TAHOE NV AIRPORT AUTHORITY (AIRPORT REVENUE, FIRST
                    SECURITY BANK LOC)+/-SS.                                               3.55       07/01/2025        6,685,000
       4,085,000    WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                    FGIC INSURED)+/-SS.                                                    3.56       06/01/2020        4,085,000
       4,715,000    WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                    MBIA INSURED)+/-SS.                                                    3.55       06/01/2018        4,715,000

                                                                                                                       38,515,000
                                                                                                                   --------------

NEW HAMPSHIRE - 0.17%
       5,900,000    NEW HAMPSHIRE STATE EAR BOARD PARTNERSHIP PROJECT
                    (MULTI-FAMILY HOUSING REVENUE, FNMA INSURED)+/-SS.                     3.40       09/15/2026        5,900,000
                                                                                                                   --------------

NEW JERSEY - 1.91%
      67,575,000    NEW JERSEY STATE TRAN SERIES A (GENERAL OBLIGATION -
                    STATES, TERRITORIES)                                                   4.00       06/23/2006       67,885,256
                                                                                                                   --------------

NEW MEXICO - 0.13%
       3,710,000    NEW MEXICO FINANCE AUTHORITY STATE TRANSACTION SERIES 435
                    (SALES TAX REVENUE, MBIA INSURED)+/-SS.                                3.55       12/15/2011        3,710,000
       1,015,000    NEW MEXICO HOUSING AUTHORITY REGION III ARBORS COURTYARD
                    APARTMENTS SERIES A1 (MULTI-FAMILY HOUSING REVENUE, FNMA
                    INSURED)+/-SS.                                                         3.55       01/15/2033        1,015,000

                                                                                                                        4,725,000
                                                                                                                   --------------

NEW YORK - 6.29%
      22,500,000    METROPOLITAN TRANSPORTATION AUTHORITY NY (TRANSPORTATION
                    REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                3.54       05/15/2010       22,500,000
      39,940,000    METROPOLITAN TRANSPORTATION AUTHORITY NY SERIES 1153
                    (TRANSPORTATION REVENUE, AMBAC INSURED)+/-SS.                          3.55       11/15/2027       39,940,000
       5,235,000    NEW YORK NY (PROPERTY TAX REVENUE, AMBAC INSURED)+/-SS.                1.95       12/01/2022        5,235,000
      11,645,000    NEW YORK NY (PROPERTY TAX REVENUE, FGIC INSURED)+/-SS.                 3.54       04/01/2025       11,645,000
       7,890,000    NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY SERIES
                    2003-7 (TAX REVENUE)+/-SS.                                             3.54       02/01/2009        7,890,000
       4,565,000    NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY SERIES 3
                    SUBSERIES 3H   (OTHER REVENUE LOC)+/-SS.                               3.75       11/01/2022        4,565,000
      15,000,000    NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY SUBSERIES
                    C3 (SALES TAX REVENUE)+/-SS.                                           3.55       08/01/2031       15,000,000
       5,115,000    NEW YORK NY SERIES 1164 (PROPERTY TAX REVENUE, AMBAC
                    INSURED)+/-SS.                                                         3.55       12/01/2012        5,115,000
      23,635,000    NEW YORK NY SUBSERIES E3 (PROPERTY TAX REVENUE, BANK OF
                    AMERICA NA LOC)+/-SS.                                                  3.51       08/01/2034       23,635,000
       2,000,000    NEW YORK STATE (HOUSING REVENUE, FNMA INSURED)+/-SS.                   3.56       05/15/2034        2,000,000
      55,975,000    NEW YORK STATE DORMITORY AUTHORITY MENTAL HEALTH FACILITIES
                    IMPROVEMENT SERIES F2A (HEALTHCARE FACILITIES REVENUE,
                    FIRST SECURITY BANK LOC)+/-SS.                                         3.56       02/15/2021       55,975,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL           SECURITY NAME                                                    INTEREST RATE  MATURITY DATE      VALUE
NEW YORK (continued)
$     18,345,000    NEW YORK STATE DORMITORY AUTHORITY SERIES 1158 (HEALTH
                    FACILITIES FINANCING AUTHORITY REVENUE, MORGAN STANLEY DEAN
                    WITTER LOC)+/-SS.                                                      3.56%      07/01/2025   $   18,345,000
      12,135,000    NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION ST.
                    PETERS INCOME TAX (TAX REVENUE, FGIC INSURED)+/-SS.                    3.55       12/15/2024       12,135,000

                                                                                                                      223,980,000
                                                                                                                   --------------

NORTH CAROLINA - 3.44%
         700,000    ALBERMARLE NC HOSPITAL AUTHORITY (HEALTHCARE FACILITIES
                    REVENUE, WACHOVIA BANK LOC)+/-SS.                                      3.52       10/01/2015          700,000
         949,500    HIGH POINT NC COMBINED ENTERPRISE SYSTEM (WATER REVENUE,
                    FGIC INSURED)+/-SS.                                                    3.55       11/01/2031          949,500
       8,005,000    MECKLENBURG COUNTY NC (OTHER REVENUE, WACHOVIA BANK LOC)+/-SS.         3.55       02/01/2016        8,005,000
      60,500,000    MECKLENBURG COUNTY NC SERIES B (PROPERTY TAX REVENUE,
                    WACHOVIA BANK LOC)+/-SS.                                               3.50       02/01/2026       60,500,000
       7,140,000    NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES A2
                    (ELECTRIC REVENUE, MBIA INSURED)+/-SS.                                 3.54       01/01/2022        7,140,000
       3,595,000    NORTH CAROLINA MEDICAL CARE COMMUNITY (HEALTHCARE
                    FACILITIES REVENUE, WACHOVIA BANK LOC)+/-SS.                           3.52       10/01/2015        3,595,000
      39,100,000    NORTH CAROLINA MEDICAL CARE COMMUNITY DUKE UNIVERSITY
                    HEALTH SYSTEM SERIES B (HEALTHCARE FACILITIES REVENUE,
                    CITIBANK NA LOC)+/-SS.                                                 3.48       06/01/2028       39,100,000
       2,575,000    NORTH CAROLINA MEDICAL CARE COMMUNITY PRESBYTERIAN HOME
                    PROJECT (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK LOC)+/-SS.       3.52       08/01/2024        2,575,000

                                                                                                                      122,564,500
                                                                                                                   --------------

NORTH DAKOTA - 0.08%
       2,845,000    WARD COUNTY ND TRINITY OBLIGATION GROUP SERIES A (HOSPITAL
                    REVENUE, US BANK NA LOC)+/-SS.                                         3.80       07/01/2029        2,845,000
                                                                                                                   --------------

OHIO - 1.89%
       4,895,000    FRANKLIN COUNTY OH TRINITY HEALTH CREDIT C2 (HEALTHCARE
                    FACILITIES REVENUE, FGIC INSURED)+/-SS.                                3.55       12/01/2038        4,895,000
       6,295,000    OHIO STATE GO SERIES ROCS  RR II-R 206 (PROPERTY TAX
                    REVENUE, FGIC INSURED)+/-SS.                                           3.55       03/15/2015        6,295,000
       1,655,000    OHIO STATE SERIES A (LEASE REVENUE, FIFTH THIRD BANK LOC)+/-SS.        3.58       09/01/2027        1,655,000
      27,650,000    RICHLAND COUNTY OH SERIES A (HEALTHCARE FACILITIES REVENUE,
                    JP MORGAN CHASE BANK LOC)+/-SS.                                        3.42       11/01/2027       27,650,000
      24,100,000    UNIVERSITY OF TOLEDO OH GENERAL RECEIPTS BONDS (COLLEGE &
                    UNIVERSITY REVENUE LOC)+/-SS.                                          3.75       06/01/2032       24,100,000
       2,810,000    WARREN COUNTY OH CINCINNATI ELECTRICITY CORPORATION PROJECT
                    (INDUSTRIAL DEVELOPMENT REVENUE, SCOTIABANK LOC)+/-SS.                 3.75       09/01/2015        2,810,000

                                                                                                                       67,405,000
                                                                                                                   --------------

OKLAHOMA - 0.77%
       7,200,000    MUSKOGEE OK MEDICAL CENTER AUTHORITY (HEALTH FACILITIES
                    FINANCING AUTHORITY REVENUE, BANK OF AMERICA NA LOC)+/-SS.             3.60       10/01/2032        7,200,000
       1,200,000    OKLAHOMA DEVELOPMENT FINANCE AUTHORITY CONTINUING CARE
                    COMMUNITY PROJECT SERIES C (NURSING HOME REVENUE, KBC BANK
                    NV LOC)+/-SS.                                                          3.80       02/01/2012        1,200,000
       5,875,000    OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION PROJECT
                    (HEALTHCARE FACILITIES REVENUE, BANK OF AMERICA NA LOC)+/-SS.          3.60       11/01/2018        5,875,000
       4,150,000    TULSA COUNTY OK HFA SFMR GNMA MORTGAGE BACKED SECURITIES
                    CLASS A SERIES E (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.            3.77       07/01/2032        4,150,000
         700,000    TULSA OK IDA TULSA COUNTY HOUSING FUNDING INCORPORATED
                    (HOUSING REVENUE)+/-SS.                                                3.73       10/01/2032          700,000
       8,300,000    UNIVERSITY OF OKLAHOMA HOSPITALS TRUSTS SERIES A
                    (HEALTHCARE FACILITIES REVENUE, BANK OF AMERICA NA LOC)+/-SS.          3.55       08/15/2035        8,300,000

                                                                                                                       27,425,000
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL           SECURITY NAME                                                    INTEREST RATE  MATURITY DATE      VALUE
OREGON - 0.52%
$      4,000,000    MULTNOMAH COUNTY OR CONCORDIA UNIVERSITY PORTLAND PROJECT
                    (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.        3.80%      12/01/2029   $    4,000,000
       8,000,000    OREGON STATE HOMEOWNER (OTHER REVENUE, MERRILL LYNCH
                    CAPITAL SERVICES LOC)+/-SS.                                            3.56       05/01/2010        8,000,000
       1,595,000    PORTLAND OR (SEWER REVENUE, FIRST SECURITY BANK LOC)+/-SS.             3.55       10/01/2012        1,595,000
       4,995,000    TRI COUNTY OR METRO TRANSPORTATION DISTRICT SERIES 142 (TAX
                    REVENUE, MORGAN STANLEY DEAN WITTER LOC)+/-SS.                         3.55       08/01/2019        4,995,000

                                                                                                                       18,590,000
                                                                                                                   --------------

OTHER - 3.21%
      10,000,000    ABN AMRO MUNITOPS CTFS TRUST 1999-1 MUNITOPS CTFS (OTHER
                    REVENUE, FGIC INSURED)+/-SS.++                                         3.54       12/06/2006       10,000,000
      15,420,000    ABN AMRO MUNITOPS CTFS TRUST 2001-23 MUNITOPS CTFS
                    (PROPERTY TAX REVENUE, MBIA INSURED)+/-SS.                             3.56       12/01/2009       15,420,000
      10,120,000    CLIPPER BRIGANTINE TAX EXEMPT TRUST CTFS (OTHER REVENUE,
                    STATE STREET BANK & TRUST LOC)+/-SS.++                                 3.86       02/01/2030       10,120,000
      16,200,000    CLIPPER TAX EXEMPT TRUST COP SERIES 2003 (OTHER REVENUE)+/-SS.         3.63       05/01/2010       16,200,000
      20,130,000    CLIPPER TAX EXEMPT TRUST COP SERIES A (OTHER REVENUE)+/-SS.++          3.63       05/01/2008       20,130,000
         865,612    ITHAKA PARTNERS II TRUST CTFS SERIES A CLASS A (OTHER
                    REVENUE, US BANK NA LOC)+/-SS.++                                       4.20       01/01/2010          865,612
       3,560,000    NORTHEAST TAX-EXEMPT GRANTOR TRUST CTFS (OTHER REVENUE,
                    BANK OF AMERICA NA LOC)+/-SS.                                          3.66       04/01/2019        3,560,000
       3,132,360    PITNEY BOWES CREDIT CORPORATION LEASETOPS TRUST SERIES 2002
                    (LEASE REVENUE)+/-                                                     3.71       07/19/2006        3,132,360
      25,075,000    SUNAMERICA TRUST (OTHER REVENUE, FHLMC INSURED)+/-SS.                  3.66       07/01/2041       25,075,000
       2,727,000    US BANCORP PROJECT FUNDING TRUST SERIES A (OTHER
                    REVENUE)+/-SS.++                                                       3.57       01/01/2010        2,727,000
       6,802,500    US BANCORP PROJECT FUNDING TRUST SERIES A (OTHER
                    REVENUE)+/-SS.++                                                       3.57       03/01/2010        6,802,500

                                                                                                                      114,032,472
                                                                                                                   --------------

PENNSYLVANIA - 2.94%
      18,800,000    BEAVER COUNTY PA IDA TOLEDO EDISON COMPANY PROJECT
                    (INDUSTRIAL DEVELOPMENT REVENUE, BARCLAYS BANK PLC LOC)+/-SS.          3.54       06/01/2030       18,800,000
       5,000,000    DANIEL BOONE PA AREA SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                    FIRST SECURITY BANK LOC)+/-SS.                                         3.52       08/01/2029        5,000,000
      20,400,000    MONTGOMERY COUNTY PA (OTHER REVENUE, WACHOVIA BANK LOC)+/-SS.          3.55       10/01/2030       20,400,000
       7,025,000    PENNSYLVANIA STATE HONEYSUCKLE STUDENT HOLDING SERIES A
                    (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.        3.53       07/01/2034        7,025,000
       4,110,000    PENNSYLVANIA STATE TURNPIKE COMMISSION OIL FRANCHISE TAX
                    SERIES II R 1005 (SALES TAX REVENUE, AMBAC INSURED)+/-SS.              3.55       12/01/2015        4,110,000
      48,295,000    PHILADELPHIA PA (WATER REVENUE, FIRST SECURITY BANK LOC)+/-SS.         3.49       06/15/2023       48,295,000
       1,050,000    PHILADELPHIA PA GAS WORKS SERIES A2 (UTILITIES REVENUE, JP
                    MORGAN CHASE BANK LOC)+/-SS.                                           3.58       09/01/2034        1,050,000

                                                                                                                      104,680,000
                                                                                                                   --------------

PUERTO RICO - 0.17%
       6,045,000    EAGLE TAX EXEMPT TRUST CTF 20025102 CLASS A (PUERTO RICO
                    COMMONWEALTH HIGHWAY & TRANSPORTATION SERIES D) (TOLL ROAD
                    REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                3.54       07/01/2027        6,045,000
                                                                                                                   --------------

RHODE ISLAND - 0.28%
      10,100,000    RHODE ISLAND STATE HEALTH & EDUCATIONAL BUILDING
                    CORPORATION REVENUE HOSPITAL FINANCING CARE NEW ENGLAND
                    SERIES A FLEET NATIONAL BANK LOC   (HEALTHCARE FACILITIES
                    REVENUE LOC)+/-SS.                                                     3.75       09/01/2032       10,100,000
                                                                                                                   --------------

SOUTH CAROLINA - 0.92%
       5,900,000    CHARLESTON SC SERIES 2003A (WATER REVENUE, BANK OF AMERICA
                    NA LOC)+/-SS.                                                          3.57       01/01/2033        5,900,000
       6,250,000    GREENVILLE SC HOSPITAL SYSTEM BOARD SERIES B (HEALTHCARE
                    FACILITIES REVENUE, AMBAC INSURED)+/-SS.                               3.48       05/01/2035        6,250,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL           SECURITY NAME                                                    INTEREST RATE  MATURITY DATE      VALUE
SOUTH CAROLINA (continued)
$      6,360,000    PIEDMONT SC MUNICIPAL POWER AGENCY SUBSERIES B1 (ELECTRIC
                    REVENUE, MBIA INSURED)+/-SS.                                           3.55%      01/01/2034   $   6,360,000
       4,290,000    SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
                    NONPROFIT INSTITUTIONS (COLLEGE & UNIVERSITY REVENUE, BANK
                    OF AMERICA NA LOC)+/-SS.                                               3.60       02/01/2022       4,290,000
       4,420,000    SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
                    (ECONOMIC DEVELOPMENT REVENUE, WACHOVIA BANK LOC)+/-SS.                3.52       12/01/2024       4,420,000
       5,650,000    SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY (ELECTRIC
                    REVENUE, FGIC INSURED)+/-SS.                                           3.55       01/01/2023       5,650,000

                                                                                                                      32,870,000
                                                                                                                   -------------

SOUTH DAKOTA - 0.42%
      10,000,000    SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES
                    AUTHORITY RAPID CITY REGIONAL HOSPITAL (HEALTHCARE
                    FACILITIES REVENUE, MBIA INSURED)+/-SS.                                3.75       09/01/2027      10,000,000
       5,000,000    SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES
                    AUTHORITY SIOUX VALLEY SERIES B (HEALTHCARE FACILITIES
                    REVENUE, US BANK NA LOC)+/-SS.                                         3.56       11/01/2034       5,000,000

                                                                                                                      15,000,000
                                                                                                                   -------------

TENNESSEE - 1.91%
       7,230,000    CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE POOLED
                    FINANCING TENNESSEE MUNICIPAL BOND FUNDING BANK OF AMERICA
                    NA LOC (OTHER REVENUE LOC)+/-SS.                                       3.75       07/01/2031       7,230,000
      12,000,000    CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE POOLED
                    FINANCING TENNESSEE MUNICIPAL BOND FUNDING BANK OF AMERICA
                    NA LOC (OTHER REVENUE LOC)+/-SS.                                       3.75       01/01/2033      12,000,000
       3,900,000    CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE
                    MUNICIPAL BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA
                    LOC)+/-SS.                                                             3.55       11/01/2027       3,900,000
       5,525,000    METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                    HEALTH & EDUCATIONAL PROJECT FACILITIES BOARD MEHARRY
                    MEDICAL COLLEGE (COLLEGE & UNIVERSITY REVENUE, BANK OF
                    AMERICA NA LOC)+/-SS.                                                  3.55       08/01/2018       5,525,000
      19,985,000    METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                    STEWARTS FERRY APARTMENTS (INDUSTRIAL DEVELOPMENT REVENUE,
                    FHLMC INSURED)+/-SS.                                                   3.55       01/01/2034      19,985,000
      15,000,000    MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
                    FINANCING REVENUE TENNESSEE COUNTY LOAN POOL (OTHER REVENUE
                    LOC)+/-SS.                                                             3.75       07/01/2034      15,000,000
       4,220,000    RUTHERFORD COUNTY TN SERIES 643 (PROPERTY TAX REVENUE, MBIA
                    INSURED)+/-SS.                                                         3.55       10/01/2012       4,220,000

                                                                                                                      67,860,000
                                                                                                                   -------------

TEXAS - 6.97%
         625,000    DALLAS TX PUTTER 598 (PROPERTY TAX REVENUE, JP MORGAN CHASE
                    BANK LOC)+/-SS.                                                        3.55       02/15/2011         625,000
       4,310,000    EAGLE TAX-EXEMPT TRUST CTF 20014302 CLASS A (AUSTIN TX
                    ELECTRIC UTILITY SYSTEMS ) (POWER REVENUE, FIRST SECURITY
                    BANK LOC)+/-SS.                                                        3.56       11/15/2012       4,310,000
       6,000,000    EAGLE TAX-EXEMPT TRUST CTF 20014310 CLASS A (DALLAS TX AREA
                    RAPID) (SALES TAX REVENUE, AMBAC INSURED)+/-SS.                        3.56       12/01/2026       6,000,000
       7,900,000    GRAPEVINE COLLEYVILLE TX INDEPENDENT SCHOOL DISTRICT
                    (PROPERTY TAX REVENUE, FGIC INSURED)+/-SS.                             3.55       08/15/2023       7,900,000
       8,995,000    HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                    (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)+/-SS.                    3.64       07/01/2015       8,995,000
       4,430,000    HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                    (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)+/-SS.                    3.64       07/01/2024       4,430,000
       8,982,500    HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                    SERIES 357 (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)+/-SS.         3.55       07/01/2029       8,982,500
      20,000,000    HARRIS COUNTY TX HEALTHCARE FACILITIES DEVELOPMENT
                    CORPORATION CHILDRENS HOSPITAL REVENUE SERIES B1
                    (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)+/-SS.                    3.80       10/01/2029      20,000,000
       1,900,000    HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY JR. LIEN RODEO
                    SERIES C (SPORTS FACILITIES REVENUE, MBIA INSURED)+/-SS.               3.45       11/15/2030       1,900,000
       2,095,000    HARRIS COUNTY TX SERIES 646 (PROPERTY TAX REVENUE, JP
                    MORGAN CHASE BANK LOC)+/-SS.                                           3.55       10/01/2012       2,095,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL           SECURITY NAME                                                    INTEREST RATE  MATURITY DATE      VALUE

$      5,920,000    HIGHLAND PARK TX INDEPENDENT SCHOOL DISTRICT SERIES 763
                    (PROPERTY TAX REVENUE, JP MORGAN CHASE BANK LOC)+/-SS.                 3.55%      02/15/2013   $    5,920,000
       5,470,000    HOUSTON TX CTFS SERIES 495 (WATER REVENUE, FGIC INSURED)+/-SS.         3.55       12/01/2030        5,470,000
       4,245,000    HOUSTON TX INDEPENDENT SCHOOL DISTRICT SERIES 462 (PROPERTY
                    TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)+/-SS.                   3.55       02/15/2026        4,245,000
       3,770,000    HOUSTON TX MUNICIPAL TRUST RECEIPTS SERIES SG 120 (WATER &
                    SEWER REVENUE)+/-SS.                                                   3.55       12/01/2023        3,770,000
      12,600,000    HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE,
                    SOCIETE GENERALE LOC)+/-SS.                                            3.55       11/15/2029       12,600,000
       9,160,000    HOUSTON TX UTILITY SYSTEMS SERIES C37 (WATER REVENUE, MBIA
                    INSURED)+/-SS.                                                         3.54       05/15/2027        9,160,000
       2,255,000    IRVING TX SERIES 403 (WATER REVENUE, AMBAC INSURED)+/-SS.              3.55       02/15/2012        2,255,000
       2,040,000    LAREDO TX HOUSING DEVELOPMENT CORPORATION NUMBER 1 SERIES
                    618 (LEASE REVENUE, AMBAC INSURED)+/-SS.                               3.55       02/01/2010        2,040,000
       3,895,000    LOWER COLORADO RIVER AUTHORITY TX (OTHER REVENUE, FGIC
                    INSURED)+/-SS.                                                         3.56       05/15/2023        3,895,000
       3,290,000    LOWER COLORADO RIVER AUTHORITY TX PUTTER SERIES 623 (OTHER
                    REVENUE, FGIC INSURED)+/-SS.                                           3.55       11/15/2009        3,290,000
      25,000,000    LUBBOCK TX INDEPENDENT SCHOOL DISTRICT SERIES A (PROPERTY
                    TAX REVENUE)+/-SS.                                                     3.51       08/15/2029       25,000,000
      24,000,000    LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                    MEMORIAL HEALTH SYSTEMS (OTHER REVENUE, WACHOVIA BANK LOC)+/-SS.       3.75       02/15/2035       24,000,000
       3,700,000    MATAGORDA COUNTY TX HOSPITAL DISTRICT (HOSPITAL REVENUE,
                    REGIONS BANK LOC)+/-SS.                                                3.81       08/01/2018        3,700,000
       5,550,000    MIDLAND TX COLLEGE DISTRICT (PROPERTY TAX REVENUE, FGIC
                    INSURED)+/-SS.                                                         3.55       02/15/2024        5,550,000
       6,010,000    NORTH CENTRAL TX HEALTH FACILITY DEVELOPMENT CORPORATION
                    (HEALTH FACILITIES FINANCING AUTHORITY REVENUE, MBIA
                    INSURED)+/-SS.                                                         3.55       02/15/2022        6,010,000
       1,695,000    POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL
                    HOSPITAL (HOSPITAL REVENUE, JP MORGAN CHASE BANK LOC)+/-SS.            3.58       11/01/2026        1,695,000
       5,800,000    PORT ARTHUR TX NAVAL DISTRICT INDUSTRIAL REVENUE TEXACO
                    INCORPORATED PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.        3.78       10/01/2024        5,800,000
       1,500,000    SAN ANTONIO TX SERIES A (WATER REVENUE, MBIA INSURED)+/-SS.            3.56       05/15/2033        1,500,000
       2,700,000    SPLENDORA TX PROJECT FELLOWSHIP CHRISTIAN PROJECT (OTHER
                    REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                 3.60       01/01/2017        2,700,000
       3,940,000    TEXAS A&M UNIVERSITY PERMANENT UNIVERSITY FUND (COLLEGE &
                    UNIVERSITY REVENUE, JP MORGAN CHASE BANK LOC)+/-SS.                    3.55       07/01/2012        3,940,000
       5,080,000    TEXAS STATE CLASS A (GENERAL OBLIGATION - STATES,
                    TERRITORIES, CITIBANK NA LOC)+/-SS.                                    3.56       04/01/2030        5,080,000
      37,000,000    TEXAS STATE TAX & ANTICIPATION NOTES (GENERAL OBLIGATION -
                    STATES, TERRITORIES)                                                   4.50       08/31/2006       37,356,026
       5,195,000    TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                    SERIES 4 (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)+/-SS.          3.55       11/15/2024        5,195,000
       2,590,000    UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND SERIES 411
                    (COLLEGE & UNIVERSITY REVENUE)+/-SS.                                   3.55       01/01/2012        2,590,000

                                                                                                                      247,998,526
                                                                                                                   --------------

UTAH - 0.28%
      10,000,000    SALT LAKE COUNTY UT POLLUTION CONTROL REVENUE SERVICE
                    STATION HOLDINGS PROJECT+/-SS.                                         3.78       02/01/2008       10,000,000
                                                                                                                   --------------

VIRGINIA - 0.87%
       8,115,000    CAPITAL REGION AIRPORT COMMISSION VA SERIES B (AIRPORT
                    REVENUE, WACHOVIA BANK LOC)+/-SS.                                      3.52       06/01/2035        8,115,000
       1,170,000    FAIRFAX COUNTY VA SERIES 1036 (PROPERTY TAX REVENUE, STATE
                    AID WITHHOLDING)+/-SS.                                                 3.55       04/01/2013        1,170,000
       2,190,000    HAMPTON ROADS VA REGIONAL JAIL AUTHORITY REGIONAL SERIES
                    569 (JAIL FACILITIES REVENUE, MBIA INSURED)+/-SS.                      3.55       07/01/2012        2,190,000
      12,485,000    LOUDOUN COUNTY VA IDA HOWARD HUGHES MEDICAL CENTER SERIES F
                    (INDUSTRIAL DEVELOPMENT REVENUE)+/-SS.                                 3.48       02/15/2038       12,485,000
       7,000,000    NORFOLK VA REDEVELOPMENT & HOUSING AUTHORITY (HOUSING
                    REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                 3.55       07/01/2034        7,000,000

                                                                                                                       30,960,000
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL           SECURITY NAME                                                    INTEREST RATE  MATURITY DATE      VALUE
WASHINGTON - 3.33%
$      5,199,000    ENERGY NORTHWEST WA ELECTRIC CTFS SERIES C (ELECTRIC
                    REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                3.57%      01/01/2010   $     5,199,000
       5,745,000    ENERGY NORTHWEST WA WIND PROJECT SERIES 686 (POWER REVENUE,
                    MBIA INSURED)+/-SS.                                                    3.55       07/01/2012         5,745,000
       4,785,000    GOAT HILL WA PROPERTIES SERIES 705 (LEASE REVENUE, MBIA
                    INSURED)+/-SS.                                                         3.55       12/01/2012         4,785,000
      17,350,000    ISSAQUAH WA COMMUNITY PROPERTIES SERIES A (WATER REVENUE,
                    BANK OF AMERICA NA LOC)+/-SS.                                          3.53       02/15/2021        17,350,000
      45,525,000    KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                    FHLMC INSURED)+/-SS.                                                   3.55       07/01/2035        45,525,000
       3,390,000    KING COUNTY WA SCHOOL DISTRICT NUMBER 410 SNOQUALMIE VALLEY
                    (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)+/-SS.                  3.55       12/01/2024         3,390,000
       5,225,000    KITSAP COUNTY WA SCHOOL DISTRICT NUMBER 400 NORTH KITSAP
                    SERIES ROCS RR II-R 1009 (PROPERTY TAX REVENUE, FIRST
                    SECURITY BANK LOC)+/-SS.                                               3.56       12/01/2017         5,225,000
       4,985,000    SEATTLE WA MUNICIPAL LIGHT & POWER SERIES 668 (POWER
                    REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                3.55       08/01/2012         4,985,000
       1,900,000    SNOHOMISH COUNTY WA PUBLIC UTILITY DISTRICT SERIES A1
                    (POWER REVENUE, FIRST SECURITY BANK LOC)+/-SS.                         3.49       12/01/2019         1,900,000
       1,700,000    WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT
                    TACOMA ART MUSEUM PROJECT (RECREATIONAL FACILITIES REVENUE,
                    NORTHERN TRUST CORPORATION LOC)+/-SS.                                  3.80       06/01/2032         1,700,000
      11,000,000    WASHINGTON STATE HOUSING WESLEY HOMES PROJECT SERIES A
                    (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-SS.                          3.38       01/01/2036        11,000,000
       2,165,000    WASHINGTON STATE SERIES 593 (PROPERTY TAX REVENUE, FIRST
                    SECURITY BANK LOC)+/-SS.                                               3.55       07/01/2012         2,165,000
       4,965,000    WASHINGTON STATE SERIES A05 (PROPERTY TAX REVENUE, MBIA
                    INSURED)+/-SS.                                                         3.54       01/01/2013         4,965,000
       4,390,000    WASHINGTON STATE SERIES B (PROPERTY TAX REVENUE, FIRST
                    SECURITY BANK LOC)+/-SS.                                               3.54       07/01/2024         4,390,000

                                                                                                                       118,324,000
                                                                                                                   ---------------

WISCONSIN - 1.72%
       3,840,000    MILWAUKEE WI RDA REDEVELOPMENT MILWAUKEE SCHOOL ENGINEER
                    PROJECT A (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ISLEY
                    BANK LOC)+/-SS.                                                        3.62       07/01/2023         3,840,000
      22,760,000    WAUKESHA WI SCHOOL DISTRICT TRAN (PROPERTY TAX REVENUE)                4.00       08/22/2006        22,901,170
       2,400,000    WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                    ALVERNO COLLEGE PROJECT (COLLEGE & UNIVERSITY REVENUE,
                    ALLIED IRISH BANK PLC LOC)+/-SS.                                       3.80       11/01/2017         2,400,000
       6,500,000    WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                    FRANCISCAN SISTERS SERIES B (HEALTHCARE FACILITIES REVENUE,
                    MARSHALL & ISLEY BANK LOC)+/-SS.                                       3.55       09/01/2033         6,500,000
       2,500,000    WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                    GUNDERSEN LUTHERAN SERIES B (HEALTHCARE FACILITIES REVENUE,
                    FIRST SECURITY BANK LOC)+/-SS.                                         3.75       12/01/2029         2,500,000
      12,000,000    WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                    NATIONAL REGENCY OF NEW BERLIN (HEALTHCARE FACILITIES
                    REVENUE, MARSHALL & ISLEY BANK LOC)+/-SS.                              3.80       08/15/2034        12,000,000
       1,450,000    WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                    REVENUE PROHEALTH INCORPORATED SERIES B (HEALTHCARE
                    FACILITIES REVENUE LOC)+/-SS.                                          3.75       08/15/2030         1,450,000
       2,100,000    WISCONSIN STATE SERIES 490 (PROPERTY TAX REVENUE, MBIA
                    INSURED)+/-SS.                                                         3.55       05/01/2012         2,100,000
       7,535,000    WISCONSIN STATE SERIES 531 (PROPERTY TAX REVENUE, FGIC
                    INSURED)+/-SS.                                                         3.55       11/01/2012         7,535,000

                                                                                                                        61,226,170
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $3,073,874,567)                                                                  3,073,874,567
                                                                                                                   ---------------
COMMERCIAL PAPER - 15.42%
       8,500,000    HARRIS COUNTY TX HOSPITAL DISTRICT                                 2.92       03/07/2006             8,500,000
       6,298,000    HARRIS COUNTY TX                                                   3.16       04/06/2006             6,298,000
       9,890,000    HARRIS COUNTY TX                                                   3.18       05/08/2006             9,890,000
       4,100,000    HARRIS COUNTY TX                                                   3.20       05/09/2006             4,100,000
       6,000,000    HOUSTON TX                                                         2.95       02/15/2006             6,000,000
      13,200,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                          2.85       02/15/2006            13,200,000
       3,700,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                          2.82       02/21/2006             3,700,000
       3,600,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                          3.00       03/08/2006             3,600,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL           SECURITY NAME                                                INTEREST RATE  MATURITY DATE      VALUE
COMMERCIAL PAPER (continued)
$     15,600,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                          3.18%      03/08/2006   $   15,600,000
       9,665,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                          3.12       04/11/2006        9,665,000
      19,000,000    INTERMOUNTAIN POWER AGENCY                                         3.13       01/11/2006       19,000,000
       7,850,000    INTERMOUNTAIN POWER AGENCY                                         3.20       05/11/2006        7,850,000
      17,400,000    JACKSONVILLE FL ELECTRIC AUTHORITY                                 3.05       02/16/2006       17,400,000
       3,500,000    JOHNS HOPKINS UNIVERSITY                                           2.78       01/19/2006        3,500,000
       7,142,000    JOHNS HOPKINS UNIVERSITY                                           2.82       02/21/2006        7,142,000
       7,400,000    LAS VEGAS NV VALLEY WATER                                          2.82       02/21/2006        7,400,000
      16,740,000    LAS VEGAS NV VALLEY WATER                                          3.12       04/11/2006       16,740,000
       7,000,000    MARYLAND HEALTH & HIGHER EDUCATION                                 2.81       02/06/2006        7,000,000
      16,800,000    MARYLAND HEALTH & HIGHER EDUCATION                                 3.14       05/09/2006       16,800,000
      30,000,000    MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY              2.80       01/19/2006       30,000,000
      13,800,000    MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY              2.94       02/15/2006       13,800,000
      26,000,000    MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY              2.82       02/21/2006       26,000,000
       7,828,000    MASSECHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY              3.12       04/11/2006        7,828,000
      21,200,000    MONTGOMERY COUNTY MD                                               3.08       02/16/2006       21,200,000
       6,000,000    MONTGOMERY COUNTY MD                                               3.11       03/08/2006        6,000,000
       8,400,000    MONTGOMERY COUNTY PA INDUSTRIAL                                    2.80       02/06/2006        8,400,000
      14,573,000    NORTH CAROLINA CAPITAL FACILITIES                                  3.10       03/07/2006       14,573,000
      10,000,000    NORTH CAROLINA CAPITAL FACILITIES                                  3.11       04/06/2006       10,000,000
      20,550,000    NORTH CENTRAL TX HEALTH                                            3.09       02/08/2006       20,550,000
       3,600,000    PALM BEACH COUNTY FL SCHOOL DISTRICT                               3.00       03/09/2006        3,600,000
      73,300,000    ROCHESTER MN HEALTH CARE                                           3.15       02/06/2006       73,300,000
      23,455,000    SAN ANTONIO TX                                                     2.82       01/19/2006       23,455,000
       5,000,000    SAN ANTONIO TX                                                     3.00       03/09/2006        5,000,000
      11,325,000    TEXAS PUBLIC FINANCE AUTHORITY                                     3.12       04/11/2006       11,325,000
      21,250,000    UNIVERSITY OF MINNESOTA                                            2.83       02/13/2006       21,250,000
      21,350,000    UNIVERSITY OF TEXAS SYSTEM                                         3.02       02/07/2006       21,350,000
      18,000,000    UNIVERSITY OF TEXAS SYSTEM                                         2.95       02/15/2006       18,000,000
      15,000,000    UNIVERSITY OF TEXAS SYSTEM                                         3.10       02/21/2006       15,000,000
      14,910,000    UNIVERSITY OF TEXAS SYSTEM                                         3.12       04/11/2006       14,910,000

TOTAL COMMERCIAL PAPER (COST $548,926,000)                                                                        548,926,000
                                                                                                               --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,622,800,567)*                                   101.79%                                               $3,622,800,567

OTHER ASSETS AND LIABILITIES, NET                         (1.79)                                                  (63,571,914)
                                                       --------                                                --------------

TOTAL NET ASSETS                                         100.00%                                               $3,559,228,653
                                                       --------                                                --------------

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL           SECURITY NAME                                                INTEREST RATE  MATURITY DATE      VALUE
AGENCY NOTES - INTEREST BEARING - 0.48%
$     25,000,000    FHLB                                                               4.00%      08/18/2006   $    25,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $25,000,000)                                                            25,000,000
                                                                                                               ---------------

ASSET-BACKED SECURITIES - 0.64%
       4,522,999    AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2005-CF            3.84       09/06/2006         4,522,999
          55,900    HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-2                   3.18       05/15/2006            55,900
      17,554,567    HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-5                   4.22       11/15/2006        17,554,567
      11,132,618    USAA AUTO OWNER TRUST SERIES 2005-3                                4.17       11/09/2006        11,132,618

TOTAL ASSET-BACKED SECURITIES (COST $33,266,084)                                                                    33,266,084
                                                                                                               ---------------

CERTIFICATES OF DEPOSIT - 4.60%
     150,000,000    BARCLAYS BANK PLC                                                  4.14       09/20/2006       150,000,000
      88,000,000    CREDIT SUISSE FIRST BOSTON NEW YORK                                4.18       09/22/2006        88,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $238,000,000)                                                                  238,000,000
                                                                                                               ---------------

COMMERCIAL PAPER - 31.21%
      30,000,000    AMSTEL FUNDING CORPORATION^                                        4.44       05/26/2006        29,470,900
     150,000,000    AMSTERDAM FUNDING CORPORATION^                                     4.28       01/25/2006       149,607,667
     102,037,000    ATLANTIC ASSET SECURITY CORPORATION^                               3.94       03/20/2006       101,188,279
      10,000,000    ATLAS CAPITAL FUNDING CORPORATION^                                 4.26       01/25/2006         9,973,967
     135,000,000    ATLAS CAPITAL FUNDING CORPORATION                                  4.35       03/27/2006       135,000,000
      11,131,000    ATOMIUM FUNDING CORPORATION^                                       4.20       01/30/2006        11,095,937
      53,992,000    ATOMIUM FUNDING CORPORATION^                                       3.83       03/07/2006        53,630,591
      95,000,000    BANK OF IRELAND^                                                   4.35       02/27/2006        94,369,372
      62,000,000    BEAR STEARNS COMPANIES INCORPORATED^                               4.43       01/04/2006        61,992,371
       9,200,000    CHARTA LLC^                                                        4.21       01/31/2006         9,169,875
      13,700,000    CIT GROUP INCORPORATED^                                            4.15       01/19/2006        13,674,731
      67,320,000    CIT GROUP INCORPORATED^                                            4.15       01/25/2006        67,149,269
      25,000,000    CROWN POINT CAPITAL COMPANY^                                       3.83       03/09/2006        24,827,344
      50,000,000    EIFFEL FUNDING LLC^                                                4.25       01/25/2006        49,870,139
      25,000,000    GALAXY FUNDING INCORPORATED^                                       4.14       01/23/2006        24,942,500
     125,000,000    GRAMPIAN FUNDING LLC^                                              3.92       02/17/2006       124,387,500
      64,000,000    HARRIER FINANCE FUNDING US LLC^                                    4.42       03/08/2006        63,497,102
      27,787,000    KLIO FUNDING CORPORATION^                                          4.20       01/27/2006        27,709,196
     117,356,000    KLIO III FUNDING CORPORATION^                                      4.36       01/25/2006       117,043,311
      82,000,000    MORGAN STANLEY                                                     4.35       07/11/2006        82,000,000
     100,000,000    PFIZER INVESTMENT PLC^                                             4.13       01/25/2006        99,747,611
     150,000,000    SAN PAOLO IMI US FINLEY COMPANY^                                   4.39       02/28/2006       148,975,667
      60,000,000    SPINTAB AB^                                                        3.86       03/03/2006        59,620,433
      19,000,000    TANGO FINANCE CORPORATION^                                         4.20       01/24/2006        18,953,450
      12,300,000    TANGO FINANCE CORPORATION^                                         4.24       02/03/2006        12,255,091
      24,000,000    WINDMILL FUNDING CORPORATION^                                      4.36       01/05/2006        23,994,187

TOTAL COMMERCIAL PAPER (COST $1,614,146,490)                                                                     1,614,146,490
                                                                                                               ---------------

CORPORATE BONDS & NOTES - 1.01%
      29,000,000    LASALLE NATIONAL BANK                                              4.24       07/26/2006        29,021,551
      14,000,000    MCDONALD'S CORPORATION+/-++                                        4.49       03/07/2006        14,022,588
       9,000,000    STRATEGIC MONEY MARKET TRUST SERIES 2002-M+/-++                    4.11       01/10/2006         9,000,000

TOTAL CORPORATE BONDS & NOTES (COST $52,044,139)                                                                    52,044,139
                                                                                                               ---------------

EXTENDABLE BONDS - 4.36%
      25,000,000    3M COMPANY++                                                       5.65       12/12/2006        25,195,205
      10,000,000    AMERICAN GENERAL FINANCE+/-++                                      4.37       01/12/2007        10,000,000
      63,500,000    BANK OF IRELAND+/-++                                               4.34       01/19/2007        63,500,000
      14,000,000    GENERAL ELECTRIC CAPITAL CORPORATION+/-                            4.44       01/09/2007        14,000,485
       5,000,000    ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                       4.42       01/09/2007         5,004,470

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL           SECURITY NAME                                                INTEREST RATE  MATURITY DATE      VALUE
EXTENDABLE BONDS (continued)
$     31,000,000    IRISH LIFE & PERMANENT+/-++                                        4.37%      01/22/2007   $    31,000,000
      12,000,000    MORGAN STANLEY+/-                                                  4.28       01/03/2007        12,000,000
      61,000,000    NORDEA BANK AB+/-++                                                4.34       01/11/2007        61,000,000
       4,000,000    PREMIUM ASSET TRUST+/-++                                           4.38       12/15/2006         4,000,000

TOTAL EXTENDABLE BONDS (COST $225,700,160)                                                                         225,700,160
                                                                                                               ---------------

MEDIUM TERM NOTES - 5.36%
      66,200,000    BANK OF AMERICA SECURITIES+/-SS.                                   4.33       09/09/2034        66,200,000
      15,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-                             4.37       08/28/2006        15,000,000
      61,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-SS.                          4.37       09/09/2049        61,000,000
      30,000,000    CREDIT SUISSE FIRST BOSTON NEW YORK+/-                             4.23       05/03/2006        29,999,033
      75,000,000    HARRIER FINANCE FUNDING LLC+/-++                                   4.33       12/15/2006        74,985,461
      15,000,000    NATIONWIDE BUILDING SOCIETY+/-++                                   4.60       12/11/2006        15,015,804
      15,000,000    NATIONWIDE BUILDING SOCIETY+/-++                                   4.36       01/05/2007        15,000,000

TOTAL MEDIUM TERM NOTES (COST $277,200,298)                                                                        277,200,298
                                                                                                               ---------------

PROMISSORY NOTES - 3.37%
     174,000,000    CITIGROUP GLOBAL+/-SS.                                             4.32       09/09/2049       174,000,000

TOTAL PROMISSORY NOTES (COST $174,000,000)                                                                         174,000,000
                                                                                                               ---------------

TIME DEPOSITS - 12.76%
     162,000,000    DEUTSCHE BANK CAYMAN                                               4.40       01/03/2006       162,000,000
      30,000,000    HBOS TREASURY SERVICES                                             4.45       01/03/2006        30,000,000
      18,000,000    ING BELGIUM SA NV                                                  4.45       01/03/2006        18,000,000
     150,000,000    RABOBANK NED CAYMAN ISLAND                                         4.06       01/03/2006       150,000,000
      63,000,000    SOCIETE GENERALE CANADA                                            4.41       01/04/2006        63,000,000
      87,000,000    SOCIETE GENERALE CAYMAN                                            4.06       01/03/2006        87,000,000
     150,000,000    US BANK NA CAYMAN                                                  4.00       01/03/2006       150,000,000

TOTAL TIME DEPOSITS (COST $660,000,000)                                                                            660,000,000
                                                                                                               ---------------

REPURCHASE AGREEMENTS - 36.51%
     244,000,000    BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $244,115,764)                           4.27       01/03/2006       244,000,000
     100,000,000    BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $100,047,444)                4.27       01/03/2006       100,000,000
      95,000,000    BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $95,045,389)                 4.30       01/03/2006        95,000,000
     122,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $122,058,153)                4.29       01/06/2006       122,000,000
     164,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $164,078,356)                4.30       01/03/2006       164,000,000
      37,000,000    JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $37,017,637)                            4.29       01/03/2006        37,000,000
   1,070,600,000    MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $1,071,107,940)              4.27       01/03/2006     1,070,600,000
      56,000,000    MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $56,026,818)                 4.31       01/03/2006        56,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,888,600,000)                                                                1,888,600,000
                                                                                                               ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $5,187,957,171)*                                   100.30%                                               $ 5,187,957,171

OTHER ASSETS AND LIABILITIES, NET                         (0.30)                                                   (15,702,246)
                                                       --------                                                ---------------

TOTAL NET ASSETS                                         100.00%                                               $ 5,172,254,925
                                                       --------                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
US TREASURY SECURITIES - 48.45%

US TREASURY BILLS - 48.45%
$    150,000,000  US TREASURY BILL^                                                    3.46%      01/05/2006   $   149,971,167
      50,000,000  US TREASURY BILL^                                                    3.52       01/05/2006        49,990,236
     250,000,000  US TREASURY BILL^                                                    3.77       01/05/2006       249,947,708
     100,000,000  US TREASURY BILL^                                                    3.61       01/12/2006        99,909,687
     100,000,000  US TREASURY BILL^                                                    3.63       01/12/2006        99,909,250
     150,000,000  US TREASURY BILL^                                                    3.53       01/19/2006       149,765,000
      50,000,000  US TREASURY BILL^                                                    3.57       01/19/2006        49,920,667
      50,000,000  US TREASURY BILL^                                                    3.78       01/19/2006        49,916,111
     200,000,000  US TREASURY BILL^                                                    3.84       01/26/2006       199,509,014
     200,000,000  US TREASURY BILL^                                                    3.89       02/02/2006       199,352,083
     250,000,000  US TREASURY BILL^                                                    3.88       02/09/2006       249,002,413
     200,000,000  US TREASURY BILL^                                                    3.92       02/16/2006       199,042,389
     250,000,000  US TREASURY BILL^                                                    3.74       02/23/2006       248,675,417
     125,000,000  US TREASURY BILL^                                                    3.86       03/09/2006       124,128,819
     241,240,000  US TREASURY BILL^                                                    3.88       03/16/2006       239,369,787
     100,000,000  US TREASURY BILL^                                                    3.88       03/23/2006        99,149,104
      50,000,000  US TREASURY BILL^                                                    4.19       06/22/2006        49,011,285

                                                                                                                 2,506,570,137
                                                                                                               ---------------

TOTAL US TREASURY SECURITIES (COST $2,506,570,137)                                                               2,506,570,137
                                                                                                               ---------------

REPURCHASE AGREEMENTS - 51.89%
     500,000,000  BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT  SECURITIES (MATURITY VALUE $500,180,556)              3.25       01/03/2006       500,000,000
      35,180,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $35,192,899)                   3.30       01/03/2006        35,180,000
   1,000,000,000  LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,000,388,889)                3.50       01/03/2006     1,000,000,000
   1,150,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,150,447,222)                3.50       01/03/2006     1,150,000,000

TOTAL REPURCHASE AGREEMENTS (COST $2,685,180,000)                                                                2,685,180,000
                                                                                                               ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $5,191,750,137)*                                   100.34%                                               $ 5,191,750,137

OTHER ASSETS AND LIABILITIES, NET                         (0.34)                                                   (17,437,975)
                                                       --------                                                ---------------

TOTAL NET ASSETS                                         100.00%                                               $ 5,174,312,162
                                                       --------                                                ---------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                               INTEREST RATE  MATURITY DATE       VALUE
US TREASURY SECURITIES - 100.31%

US TREASURY BILLS - 95.27%
$     50,000,000  US TREASURY BILL^                                 3.48%      01/05/2006   $    49,990,347
      50,000,000  US TREASURY BILL^                                 3.52       01/05/2006        49,990,236
      50,000,000  US TREASURY BILL^                                 3.64       01/05/2006        49,989,889
      60,000,000  US TREASURY BILL^                                 3.66       01/05/2006        59,987,817
      20,000,000  US TREASURY BILL^                                 3.77       01/05/2006        19,995,817
      30,000,000  US TREASURY BILL^                                 3.53       01/12/2006        29,973,563
     125,000,000  US TREASURY BILL^                                 3.61       01/12/2006       124,887,109
     125,000,000  US TREASURY BILL^                                 3.63       01/12/2006       124,886,562
      50,000,000  US TREASURY BILL^                                 3.71       01/12/2006        49,953,687
     100,000,000  US TREASURY BILL^                                 3.48       01/19/2006        99,845,333
      73,606,000  US TREASURY BILL^                                 3.56       01/19/2006        73,489,703
      39,359,000  US TREASURY BILL^                                 3.57       01/19/2006        39,296,550
      37,673,000  US TREASURY BILL^                                 3.75       01/19/2006        37,610,212
      75,000,000  US TREASURY BILL^                                 3.78       01/19/2006        74,874,167
      48,779,000  US TREASURY BILL^                                 3.75       01/26/2006        48,662,134
      48,747,000  US TREASURY BILL^                                 3.77       01/26/2006        48,629,587
      50,000,000  US TREASURY BILL^                                 3.79       01/26/2006        49,878,931
     160,000,000  US TREASURY BILL^                                 3.84       01/26/2006       159,607,211
      30,000,000  US TREASURY BILL^                                 3.60       02/02/2006        29,910,125
      50,000,000  US TREASURY BILL^                                 3.81       02/02/2006        49,841,458
      37,050,000  US TREASURY BILL^                                 3.83       02/02/2006        36,931,903
      18,000,000  US TREASURY BILL^                                 3.84       02/02/2006        17,942,475
      50,000,000  US TREASURY BILL^                                 3.86       02/02/2006        49,839,167
     144,950,000  US TREASURY BILL^                                 3.89       02/02/2006       144,480,422
      50,000,000  US TREASURY BILL^                                 3.82       02/09/2006        49,803,951
      50,000,000  US TREASURY BILL^                                 3.83       02/09/2006        49,803,181
     200,000,000  US TREASURY BILL^                                 3.88       02/09/2006       199,201,930
      60,000,000  US TREASURY BILL^                                 3.91       02/16/2006        59,713,267
     250,000,000  US TREASURY BILL^                                 3.92       02/16/2006       248,802,986
      56,747,000  US TREASURY BILL^                                 3.80       02/23/2006        56,441,512
      80,000,000  US TREASURY BILL^                                 3.81       02/23/2006        79,568,767
     100,000,000  US TREASURY BILL^                                 3.85       02/23/2006        99,455,292
      65,000,000  US TREASURY BILL^                                 3.95       02/23/2006        64,636,271
      14,475,000  US TREASURY BILL^                                 3.74       03/02/2006        14,387,780
      50,000,000  US TREASURY BILL^                                 3.88       03/02/2006        49,687,444
     225,000,000  US TREASURY BILL^                                 3.92       03/02/2006       223,580,812
      25,000,000  US TREASURY BILL^                                 3.87       03/09/2006        24,825,538
      50,000,000  US TREASURY BILL^                                 3.95       03/09/2006        49,643,854
     250,000,000  US TREASURY BILL^                                 3.96       03/09/2006       248,213,628
      58,760,000  US TREASURY BILL^                                 3.88       03/16/2006        58,304,610
      75,000,000  US TREASURY BILL^                                 3.90       03/16/2006        74,415,000
     250,000,000  US TREASURY BILL^                                 3.88       03/23/2006       247,872,760
      50,000,000  US TREASURY BILL^                                 3.88       03/23/2006        49,574,278
      50,000,000  US TREASURY BILL^                                 3.90       03/30/2006        49,534,167
      97,909,000  US TREASURY BILL^                                 3.91       03/30/2006        96,994,475
     100,000,000  US TREASURY BILL^                                 3.92       03/30/2006        99,063,556
      50,000,000  US TREASURY BILL^                                 4.19       06/22/2006        49,011,285

                                                                                              3,763,030,749
                                                                                           ----------------

US TREASURY NOTES - 5.04%
     100,000,000  US TREASURY NOTE                                  1.63       02/28/2006        99,650,909
     100,000,000  US TREASURY NOTE                                  1.50       03/31/2006        99,416,495

                                                                                                199,067,404
                                                                                           ----------------

TOTAL US TREASURY SECURITIES (COST $3,962,098,153)                                            3,962,098,153
                                                                                           ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,962,098,153)*                                   100.31%                       $3,962,098,153

OTHER ASSETS AND LIABILITIES, NET                         (0.31)                          (12,155,499)
                                                       --------                        --------------

TOTAL NET ASSETS                                         100.00%                       $3,949,942,654
                                                       --------                        --------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                     PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE  MATURITY DATE      VALUE
AGENCY NOTES - INTEREST BEARING - 0.66%
$     15,000,000   FHLB                                                                4.00%      08/18/2006   $    15,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $15,000,000)                                                            15,000,000
                                                                                                               ---------------

ASSET-BACKED SECURITIES - 0.55%
       1,809,199   AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2005-CF             3.84       09/06/2006         1,809,199
       6,944,664   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-5                    4.22       11/15/2006         6,944,664
       3,838,834   USAA AUTO OWNER TRUST SERIES 2005-3                                 4.17       11/09/2006         3,838,834

TOTAL ASSET-BACKED SECURITIES (COST $12,592,697)                                                                    12,592,697
                                                                                                               ---------------

CERTIFICATES OF DEPOSIT - 1.63%
      10,000,000   BARCLAYS BANK PLC                                                   4.14       09/20/2006        10,000,000
      15,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK                                 4.18       09/22/2006        15,000,000
      12,000,000   ROYAL BANK OF SCOTLAND NEW YORK                                     3.83       03/06/2006        11,998,564

TOTAL CERTIFICATES OF DEPOSIT (COST $36,998,564)                                                                    36,998,564
                                                                                                               ---------------

COMMERCIAL PAPER - 30.98%
      45,000,000   ALLIANCE & LEICESTER PLC^                                           4.07       03/23/2006        44,598,087
      40,000,000   AMSTEL FUNDING CORPORATION^                                         4.06       01/09/2006        39,972,933
      10,000,000   AMSTEL FUNDING CORPORATION^                                         4.44       05/26/2006         9,823,633
      33,000,000   AMSTERDAM FUNDING CORPORATION^                                      4.36       01/05/2006        32,992,007
      15,000,000   AQUINAS FUNDING LLC^                                                3.93       02/21/2006        14,919,763
      30,000,000   ATLAS CAPITAL FUNDING CORPORATION                                   4.35       02/27/2006        30,000,000
      50,000,000   BANCO BILBAO VIZCAYA ARGENTARIA PUETO RICO^                         4.23       02/07/2006        49,794,375
      20,000,000   BANK OF IRELAND^                                                    3.72       01/18/2006        19,969,042
      28,000,000   BEAR STEARNS COMPANIES INCORPORATED^                                4.43       01/04/2006        27,996,554
      25,000,000   CLIPPER RECEIVABLES CORPORATION LLC^                                4.06       01/11/2006        24,977,444
      15,000,000   CULLINAN FINANCE CORPORATION^                                       4.52       05/23/2006        14,736,333
      10,000,000   DEER VALLEY FUNDING LLC^                                            4.40       02/21/2006         9,940,111
      20,000,000   FCAR OWNER TRUST I^                                                 4.53       06/07/2006        19,609,917
      14,000,000   FORTIS FUNDING LLC^                                                 3.48       02/27/2006        13,925,481
      52,600,000   GEORGE STREET FINANCE LLC^                                          4.06       01/12/2006        52,546,611
      15,000,000   GRAMPIAN FUNDING LLC^                                               4.10       03/29/2006        14,854,792
      20,000,000   HARRIER FINANCE FUNDING US LLC^                                     4.46       05/04/2006        19,700,189
      14,000,000   HSBC BANK CANADA^                                                   3.50       02/17/2006        13,938,750
      25,000,000   IXIS COMMERCIAL PAPER CR^                                           4.43       04/19/2006        24,673,903
      35,000,000   K2 (USA) LLC^                                                       4.31       02/22/2006        34,790,486
      35,000,000   KLIO II FUNDING CORPORATION^                                        4.43       03/15/2006        34,694,207
      60,000,000   LEXINGTON PARKER CAPITAL CORPORATION^                               3.75       01/18/2006        59,906,250
      20,000,000   LIQUID FUNDING LIMITED                                              4.41       01/12/2006        20,000,000
      26,000,000   MORGAN STANLEY                                                      4.35       07/11/2006        26,000,000
      15,000,000   SWEDBANK^                                                           4.42       05/31/2006        14,727,433
      25,000,000   WHITE PINE FINANCE LLC^                                             4.07       02/01/2006        24,918,035
      11,000,000   WINDMILL FUNDING CORPORATION^                                       4.36       01/05/2006        10,997,336

TOTAL COMMERCIAL PAPER (COST $705,003,672)                                                                         705,003,672
                                                                                                               ---------------

CORPORATE BONDS & NOTES - 0.92%
       9,000,000   LASALLE NATIONAL BANK                                               4.24       07/26/2006         9,006,688
       7,000,000   MCDONALD'S CORPORATION+/-++                                         4.49       03/07/2006         7,011,294
       5,000,000   STRATEGIC MONEY MARKET TRUST SERIES 2002-M+/-++                     4.11       01/10/2006         5,000,000

TOTAL CORPORATE BONDS & NOTES (COST $21,017,982)                                                                    21,017,982
                                                                                                               ---------------

EXTENDABLE BONDS - 7.72%
      10,000,000   3M COMPANY++                                                        5.65       12/12/2006        10,078,082
      10,000,000   AMERICAN GENERAL FINANCE+/-++                                       4.37       01/12/2007        10,000,471
      20,500,000   BANK OF IRELAND+/-++                                                4.34       01/19/2007        20,500,000
      20,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                             4.44       01/09/2007        20,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                     PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE  MATURITY DATE      VALUE
EXTENDABLE BONDS (continued)
$     14,000,000   IRISH LIFE & PERMANENT+/-++                                         4.37%      01/22/2007   $    14,000,000
      17,000,000   ISLANDS BANK+/-++                                                   5.42       01/22/2007        17,000,000
      11,000,000   KAUPTHING BANK HF+/-                                                4.43       01/19/2007        11,000,000
      15,000,000   MORGAN STANLEY+/-                                                   4.28       01/03/2007        14,999,852
      21,000,000   NORDEA BANK AB+/-++                                                 4.34       01/11/2007        21,000,000
      15,000,000   NORTHERN ROCK PLC+/-++                                              4.32       11/03/2006        15,000,000
      19,000,000   NORTHERN ROCK PLC+/-++                                              4.50       01/09/2007        19,003,118
       3,000,000   PREMIUM ASSET TRUST+/-++                                            4.38       12/15/2006         3,000,000

TOTAL EXTENDABLE BONDS (COST $175,581,523)                                                                         175,581,523
                                                                                                               ---------------

MEDIUM TERM NOTES - 11.83%
      20,000,000   ATLAS CAPITAL FUNDING CORPORATION+/-++                              4.32       12/11/2006        19,998,136
      26,200,000   BANK OF AMERICA SECURITIES+/-SS.                                    4.33       09/09/2034        26,200,000
       7,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-                              4.42       08/28/2006         7,000,000
      22,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-SS.                           4.37       09/09/2049        22,000,000
       3,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-SS.                           4.37       09/09/2049         3,000,000
      43,000,000   BNP PARIBAS NEW YORK BRANCH+/-                                      4.31       06/19/2006        42,995,593
      40,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK+/-                              4.34       05/19/2006        40,000,000
      35,000,000   CULLINAN FINANCE CORPORATION+/-++                                   4.33       12/20/2006        34,992,938
      13,000,000   LIQUID FUNDING LIMITED+/-++                                         4.37       09/29/2006        13,000,000
      10,000,000   NATIONWIDE BUILDING SOCIETY+/-++                                    4.36       01/05/2007        10,000,000
      30,000,000   NORTHERN ROCK PLC+/-++                                              4.43       01/13/2006        30,000,777
      20,000,000   WHITE PINE FINANCE LLC+/-++                                         4.32       04/12/2006        19,999,372

TOTAL MEDIUM TERM NOTES (COST $269,186,816)                                                                        269,186,816
                                                                                                               ---------------

PROMISSORY NOTES - 3.21%
      58,000,000   CITIGROUP GLOBAL+/-SS.                                              4.32       09/09/2049        58,000,000
      15,000,000   GOLDMAN SACHS GROUP INCORPORATED+/-                                 4.26       10/26/2006        15,000,000

TOTAL PROMISSORY NOTES (COST $73,000,000)                                                                           73,000,000
                                                                                                               ---------------

TIME DEPOSITS - 12.09%
      52,000,000   DEUTSCHE BANK CAYMAN                                                4.40       01/03/2006        52,000,000
      13,000,000   HBOS TREASURY SERVICES                                              4.45       01/03/2006        13,000,000
       8,000,000   ING BELGIUM SA NV                                                   4.45       01/03/2006         8,000,000
      65,000,000   RABOBANK NED CAYMAN ISLAND                                          4.06       01/03/2006        65,000,000
      27,000,000   SOCIETE GENERALE CANADA                                             4.41       01/04/2006        27,000,000
      42,000,000   SOCIETE GENERALE CAYMAN                                             4.06       01/03/2006        42,000,000
      68,000,000   US BANK NA CAYMAN                                                   4.00       01/03/2006        68,000,000

TOTAL TIME DEPOSITS (COST $275,000,000)                                                                            275,000,000
                                                                                                               ---------------

REPURCHASE AGREEMENTS - 30.63%
     110,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $110,052,189)                            4.27       01/03/2006       110,000,000
      89,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $89,042,522)                  4.30       01/03/2006        89,000,000
      60,000,000   CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $60,028,933)                  4.34       01/03/2006        60,000,000
      55,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $55,026,217)                  4.29       01/03/2006        55,000,000
      89,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $89,042,522)                  4.30       01/03/2006        89,000,000
      17,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $17,008,103)                             4.29       01/03/2006        17,000,000
     249,877,223   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $249,995,776)                 4.27       01/03/2006       249,877,223

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                     PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE  MATURITY DATE      VALUE
REPURCHASE AGREEMENTS (continued)
$     27,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $27,012,930)                  4.31%      01/03/2006   $    27,000,000

TOTAL REPURCHASE AGREEMENTS (COST $696,877,223)                                                                    696,877,223
                                                                                                               ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,280,258,477)*                                   100.22%                                               $ 2,280,258,477

OTHER ASSETS AND LIABILITIES, NET                         (0.22)                                                    (4,912,686)
                                                       --------                                                ---------------

TOTAL NET ASSETS                                         100.00%                                               $ 2,275,345,791
                                                       --------                                                ---------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
AGENCY NOTES - INTEREST BEARING - 0.54%
$     30,000,000  FHLB                                                                 4.00%      08/18/2006   $   30,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $30,000,000)                                                           30,000,000
                                                                                                               --------------

ASSET-BACKED SECURITIES - 0.47%
       3,618,399  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2005-CF              3.84       09/06/2006        3,618,399
          55,900  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-2                     3.18       05/15/2006           55,900
      14,660,957  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-5                     4.22       11/15/2006       14,660,957
       7,677,668  USAA AUTO OWNER TRUST SERIES 2005-3                                  4.17       11/09/2006        7,677,668

TOTAL ASSET-BACKED SECURITIES (COST $26,012,924)                                                                   26,012,924
                                                                                                               --------------

CERTIFICATES OF DEPOSIT - 2.76%
      65,000,000  BARCLAYS BANK PLC                                                    4.14       09/20/2006       65,000,000
      27,000,000  BARCLAYS BANK PLC NEW YORK                                           4.00       03/01/2006       27,004,069
      45,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK                                  4.18       09/22/2006       45,000,000
      15,000,000  ROYAL BANK OF SCOTLAND PLC+/-                                        4.25       10/04/2006       14,997,457

TOTAL CERTIFICATES OF DEPOSIT (COST $152,001,526)                                                                 152,001,526
                                                                                                               --------------

COMMERCIAL PAPER - 38.34%
      55,000,000  AMSTERDAM FUNDING CORPORATION^                                       4.36       01/05/2006       54,986,678
      25,000,000  AQUINAS FUNDING LLC^                                                 3.85       01/30/2006       24,927,812
      52,831,000  ATLANTIC ASSET SECURITY CORPORATION^                                 4.40       02/06/2006       52,611,458
      64,000,000  ATLAS CAPITAL FUNDING CORPORATION                                    4.35       02/27/2006       64,000,000
      62,000,000  BEAR STEARNS COMPANIES INCORPORATED^                                 4.43       01/04/2006       61,992,371
      40,000,000  BETA FINANCE INCORPORATION^                                          4.40       03/15/2006       39,652,889
      28,690,000  CEDAR SPRINGS CAPITAL COMPANY^                                       4.24       01/19/2006       28,635,935
      25,000,000  CEDAR SPRINGS CAPITAL COMPANY^                                       4.25       01/20/2006       24,949,826
       5,108,000  CEDAR SPRINGS CAPITAL COMPANY^                                       4.20       01/25/2006        5,094,889
       5,455,000  CEDAR SPRINGS CAPITAL COMPANY^                                       4.20       01/26/2006        5,440,362
      51,034,000  CEDAR SPRINGS CAPITAL COMPANY^                                       3.87       02/07/2006       50,841,985
      45,000,000  CHARTA LLC^                                                          4.38       02/24/2006       44,715,300
      54,226,000  CONCORD MINUTEMEN CAPITAL COMPANY^                                   4.12       01/18/2006       54,132,912
      40,646,000  CULLINAN FINANCE CORPORATION^                                        4.35       02/16/2006       40,429,899
      21,000,000  CULLINAN FINANCE CORPORATION^                                        4.44       03/24/2006       20,792,800
      23,971,000  DEER VALLEY FUNDING LLC^                                             4.33       01/25/2006       23,907,570
      50,000,000  DEER VALLEY FUNDING LLC^                                             4.40       02/01/2006       49,822,778
      25,000,000  DEER VALLEY FUNDING LLC^                                             4.35       02/03/2006       24,906,354
      54,650,000  DEER VALLEY FUNDING LLC^                                             4.40       02/21/2006       54,322,707
      45,000,000  DNB NORSKE BANK ASA^                                                 3.92       02/28/2006       44,725,600
      40,000,000  FORTIS FUNDING LLC^                                                  3.83       01/23/2006       39,914,889
      26,000,000  FORTIS FUNDING LLC^                                                  3.48       02/27/2006       25,861,608
      25,000,000  GALAXY FUNDING INCORPORATED^                                         4.35       02/13/2006       24,876,146
      60,000,000  GRAMPIAN FUNDING LLC^                                                3.92       02/17/2006       59,706,000
      17,000,000  HARRIER FINANCE FUNDING US LLC^                                      4.13       01/20/2006       16,966,845
      25,000,000  HARRIER FINANCE FUNDING US LLC^                                      4.24       02/15/2006       24,873,389
      90,000,000  HARRIER FINANCE FUNDING US LLC^                                      4.46       05/04/2006       88,650,850
      26,000,000  HSBC BANK CANADA^                                                    3.50       02/17/2006       25,886,250
      70,000,000  K2 (USA) LLC^                                                        4.39       03/08/2006       69,454,311
      80,000,000  KLIO FUNDING CORPORATION^                                            4.36       01/24/2006       79,796,533
      27,785,000  KLIO FUNDING CORPORATION^                                            4.20       01/27/2006       27,707,202
      55,426,000  KLIO II FUNDING CORPORATION^                                         4.20       01/27/2006       55,270,807
      28,310,000  KLIO II FUNDING CORPORATION^                                         4.43       03/08/2006       28,087,043
      39,577,000  KLIO II FUNDING CORPORATION^                                         4.43       03/15/2006       39,231,218
     100,517,000  KLIO III FUNDING CORPORATION^                                        4.35       01/26/2006      100,237,646
      35,385,000  KLIO III FUNDING CORPORATION^                                        4.40       03/06/2006       35,116,860
     116,000,000  LEGACY CAPITAL LLC^                                                  4.20       01/04/2006      115,986,467
      50,000,000  LEXINGTON PARKER CAPITAL^                                            4.02       01/10/2006       49,960,917
      50,000,000  LIQUID FUNDING LIMITED^                                              4.40       03/07/2006       49,615,000
      30,000,000  LIQUID FUNDING LIMITED^                                              4.41       03/17/2006       29,731,725
      20,000,000  LIQUID FUNDING LIMITED+/-++                                          4.35       09/15/2006       20,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COMMERCIAL PAPER (continued)
$     58,000,000  MORGAN STANLEY                                                       4.35%      07/11/2006   $    58,000,000
      55,000,000  NORDEA NORTH AMERICA INCORPORATED^                                   4.14       03/31/2006        54,449,725
      30,000,000  PICAROS FUNDING LLC^                                                 3.92       02/17/2006        29,853,000
      47,000,000  SWEDBANK^                                                            4.42       05/31/2006        46,145,958
      29,500,000  TANGO FINANCE CORPORATION^                                           4.39       03/03/2006        29,287,756
      55,078,000  TICONDEROGA FUNDING LLC^                                             4.31       01/24/2006        54,939,525
      39,537,000  WHITE PINE FINANCE LLC^                                              4.07       02/01/2006        39,407,374
      26,000,000  WINDMILL FUNDING CORPORATION^                                        4.36       01/05/2006        25,993,702

TOTAL COMMERCIAL PAPER (COST $2,115,898,871)                                                                     2,115,898,871
                                                                                                               ---------------

CORPORATE BONDS & NOTES - 0.53%
      16,000,000  MCDONALD'S CORPORATION+/-++                                          4.49       03/07/2006        16,025,815
      13,000,000  STRATEGIC MONEY MARKET TRUST SERIES 2002-M+/-++                      4.11       01/10/2006        13,000,000

TOTAL CORPORATE BONDS & NOTES (COST $29,025,815)                                                                    29,025,815
                                                                                                               ---------------

EXTENDABLE BONDS - 4.65%
       5,000,000  3M COMPANY++                                                         5.65       12/12/2006         5,039,041
      15,000,000  AMERICAN GENERAL FINANCE+/-++                                        4.37       01/12/2007        15,000,000
      15,000,000  BANK OF IRELAND+/-++                                                 4.34       01/19/2007        15,000,000
      15,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                              4.44       01/09/2007        15,000,000
      15,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                         4.42       01/09/2007        15,000,000
      15,000,000  IRISH LIFE & PERMANENT+/-++                                          4.37       01/22/2007        15,000,000
      37,000,000  ISLANDS BANK+/-++                                                    5.42       01/22/2007        37,000,000
       3,000,000  KAUPTHING BANK HF+/-                                                 4.43       01/19/2007         3,000,000
      15,000,000  MORGAN STANLEY+/-                                                    4.28       01/03/2007        15,000,000
      15,000,000  NORDEA BANK AB+/-++                                                  4.34       01/11/2007        15,000,000
      55,000,000  NORTHERN ROCK PLC+/-++                                               4.22       10/20/2006        55,029,269
      30,000,000  NORTHERN ROCK PLC+/-++                                               4.32       11/03/2006        30,000,000
      15,000,000  NORTHERN ROCK PLC+++/-                                               4.50       01/09/2007        15,000,000
       6,500,000  PREMIUM ASSET TRUST+/-++                                             4.38       12/15/2006         6,500,000

TOTAL EXTENDABLE BONDS (COST $256,568,310)                                                                         256,568,310
                                                                                                               ---------------

MEDIUM TERM NOTES - 7.51%
      58,300,000  BANK OF AMERICA SECURITIES+/-SS.                                     4.33       09/09/2034        58,300,000
      16,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                               4.42       08/28/2006        16,000,000
      47,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-SS.                            4.37       09/09/2049        47,000,000
      13,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-SS.                            4.37       09/09/2049        13,000,000
      30,000,000  BETA FINANCE INCORPORATED++                                          3.05       01/05/2006        29,999,728
      90,000,000  BNP PARIBAS NEW YORK BRANCH+/-                                       4.31       06/19/2006        89,990,777
      15,000,000  HARRIER FINANCE FUNDING LLC+/-++                                     4.33       12/15/2006        14,997,092
     100,000,000  LIBERTY LIGHTHOUSE US CAPITAL+/-++                                   4.21       11/01/2006        99,982,625
      30,000,000  LIQUID FUNDING LIMITED+/-++                                          4.37       09/29/2006        30,000,000
      15,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                     4.36       01/05/2007        15,000,000

TOTAL MEDIUM TERM NOTES (COST $414,270,222)                                                                        414,270,222
                                                                                                               ---------------

MUNICIPAL BONDS & NOTES - 0.13%
       7,345,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GENERAL
                  OBLIGATION - STATES, TERRITORIES LOC)+/-SS.                          4.47       11/01/2028         7,345,000

TOTAL MUNICIPAL BONDS & NOTES (COST $7,345,000)                                                                      7,345,000
                                                                                                               ----------------

PROMISSORY NOTES - 2.99%
     115,000,000  CITIGROUP GLOBAL+/-SS.                                               4.32       09/09/2049       115,000,000


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE

PROMISSORY NOTES (continued)
$     50,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.26%      10/26/2006   $    50,000,000

TOTAL PROMISSORY NOTES (COST $165,000,000)                                                                         165,000,000
                                                                                                               ---------------

TIME DEPOSITS - 12.16%
     121,000,000  DEUTSCHE BANK CAYMAN                                                 4.40       01/03/2006       121,000,000
      33,000,000  HBOS TREASURY SERVICES                                               4.45       01/03/2006        33,000,000
      20,000,000  ING BELGIUM SA NV                                                    4.45       01/03/2006        20,000,000
     165,000,000  RABOBANK NED CAYMAN ISLAND                                           4.06       01/03/2006       165,000,000
      63,000,000  SOCIETE GENERALE CANADA                                              4.41       01/04/2006        63,000,000
     104,000,000  SOCIETE GENERALE CAYMAN                                              4.06       01/03/2006       104,000,000
     165,000,000  US BANK NA CAYMAN                                                    4.00       01/03/2006       165,000,000

TOTAL TIME DEPOSITS (COST $671,000,000)                                                                            671,000,000
                                                                                                               ---------------

REPURCHASE AGREEMENTS - 30.12%
     266,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $266,126,202)                             4.27       01/03/2006       266,000,000
     213,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $213,101,767)                  4.30       01/03/2006       213,000,000
     140,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $140,067,511)                  4.34       01/03/2006       140,000,000
     133,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $133,063,397)                  4.29       01/06/2006       133,000,000
     180,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $180,086,000)                  4.30       01/03/2006       180,000,000
      40,000,000  JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $40,019,067)                              4.29       01/03/2006        40,000,000
     624,477,748  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $624,774,028)                  4.27       01/03/2006       624,477,748
      66,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $66,031,607)                   4.31       01/03/2006        66,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,662,477,748)                                                                1,662,477,748
                                                                                                               ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $5,529,600,416)*                                   100.20%                                               $ 5,529,600,416

OTHER ASSETS AND LIABILITIES, NET                         (0.20)                                                   (10,939,766)
                                                       --------                                                ---------------

TOTAL NET ASSETS                                         100.00%                                               $ 5,518,660,650
                                                       --------                                                ---------------

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
ASSET-BACKED SECURITIES - 0.51%
$      1,809,200  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2005-CF              3.84%      09/06/2006   $     1,809,200
       7,330,478  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-5                     4.22       11/15/2006         7,330,478
       3,838,834  USAA AUTO OWNER TRUST SERIES 2005-3                                  4.17       11/09/2006         3,838,834

TOTAL ASSET-BACKED SECURITIES (COST $12,978,512)                                                                    12,978,512
                                                                                                               ---------------

AGENCY NOTES - INTEREST BEARING - 0.79%
      20,000,000  FHLB                                                                 4.00       08/18/2006        20,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $20,000,000)                                                            20,000,000
                                                                                                               ---------------

CERTIFICATES OF DEPOSIT - 3.07%
      45,000,000  BARCLAYS BANK PLC                                                    4.14       09/20/2006        45,000,000
      13,000,000  BARCLAYS BANK PLC NEW YORK                                           4.00       03/01/2006        13,001,959
       5,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK                                  4.18       09/22/2006         5,000,000
      15,000,000  ROYAL BANK OF SCOTLAND PLC+/-                                        4.25       10/04/2006        14,997,457

TOTAL CERTIFICATES OF DEPOSIT (COST $77,999,416)                                                                    77,999,416
                                                                                                               ---------------

COMMERCIAL PAPER - 32.21%
      10,000,000  AMSTEL FUNDING CORPORATION^                                          4.42       03/15/2006         9,912,828
      20,000,000  AMSTEL FUNDING CORPORATION^                                          4.44       05/26/2006        19,647,267
      36,000,000  AMSTERDAM FUNDING CORPORATION^                                       4.36       01/05/2006        35,991,280
      30,000,000  ATLAS CAPITAL FUNDING CORPORATION                                    4.35       02/27/2006        30,000,000
      31,522,000  ATOMIUM FUNDING CORPORATION^                                         4.22       01/13/2006        31,485,049
      35,000,000  BANK OF IRELAND^                                                     3.72       01/18/2006        34,945,823
      34,000,000  BEAR STEARNS COMPANIES INCORPORATED^                                 4.43       01/04/2006        33,995,816
      40,000,000  CEDAR SPRINGS CAPITAL COMPANY^                                       4.10       01/17/2006        39,936,222
      25,000,000  CEDAR SPRINGS CAPITAL COMPANY^                                       4.25       01/20/2006        24,949,826
      23,771,000  CULLINAN FINANCE CORPORATION^                                        3.90       03/23/2006        23,567,560
      45,000,000  DNB NORSKE BANK ASA^                                                 3.92       02/28/2006        44,725,600
      40,000,000  EIFFEL FUNDING LLC^                                                  4.41       03/20/2006        39,627,600
      25,000,000  FCAR OWNER TRUST I^                                                  4.53       06/07/2006        24,512,396
      14,000,000  FORTIS FUNDING LLC^                                                  3.48       02/27/2006        13,925,481
      55,000,000  GRAMPIAN FUNDING LLC^                                                4.10       03/29/2006        54,467,570
      40,000,000  HARRIER FINANCE FUNDING US LLC^                                      4.30       02/22/2006        39,761,111
      20,000,000  HARRIER FINANCE FUNDING US LLC^                                      4.46       05/04/2006        19,700,189
      14,000,000  HSBC BANK CANADA^                                                    3.50       02/17/2006        13,938,750
      15,000,000  K2 (USA) LLC^                                                        4.31       02/22/2006        14,910,208
      80,000,000  LEGACY CAPITAL LLC^                                                  4.18       01/03/2006        80,000,000
      30,000,000  LIQUID FUNDING LIMITED                                               4.41       01/12/2006        30,000,000
      28,500,000  MORGAN STANLEY                                                       4.35       07/11/2006        28,500,000
      20,060,000  PERRY GLOBAL FUNDING LLC^                                            4.37       02/14/2006        19,957,728
      25,000,000  SEDNA FINANCE INCORPORATED^                                          4.17       01/13/2006        24,971,042
      25,000,000  SEDNA FINANCE INCORPORATED^                                          4.33       03/01/2006        24,828,604
      22,981,000  TANGO FINANCE CORPORATION^                                           3.93       02/23/2006        22,853,053
      25,000,000  TANGO FINANCE CORPORATION^                                           4.39       03/03/2006        24,820,132
      12,000,000  WINDMILL FUNDING CORPORATION^                                        4.36       01/05/2006        11,997,093

TOTAL COMMERCIAL PAPER (COST $817,928,228)                                                                         817,928,228
                                                                                                               ---------------

CORPORATE BONDS & NOTES - 2.21%
      45,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                 4.11       06/02/2006        45,017,473
       6,000,000  MCDONALD'S CORPORATION+/-++                                          4.49       03/07/2006         6,009,680
       5,000,000  STRATEGIC MONEY MARKET TRUST SERIES 2002-M+/-++                      4.11       01/10/2006         5,000,000

TOTAL CORPORATE BONDS & NOTES (COST $56,027,153)                                                                    56,027,153
                                                                                                               ---------------

EXTENDABLE BONDS - 10.40%
      15,000,000  3M COMPANY++                                                         5.65       12/12/2006        15,117,123
      22,000,000  BANK OF IRELAND+/-++                                                 4.34       01/19/2007        22,000,000
      20,000,000  COMMONWEALTH BANK AUSTRIA+/-++                                       4.35       01/24/2007        20,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
EXTENDABLE BONDS (continued)
$     25,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                              4.44%      01/09/2007   $    25,000,000
      30,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                         4.42       01/09/2007        30,000,000
      18,000,000  IRISH LIFE & PERMANENT+/-++                                          4.37       01/22/2007        18,000,000
      20,000,000  ISLANDS BANK+/-++                                                    5.42       01/22/2007        20,000,000
      15,000,000  KAUPTHING BANK HF+/-                                                 4.43       01/19/2007        15,000,000
      10,000,000  MORGAN STANLEY+/-                                                    4.28       01/03/2007        10,000,000
      24,000,000  NORDEA BANK AB+/-++                                                  4.34       01/11/2007        24,000,000
      25,000,000  NORTHERN ROCK PLC+/-++                                               4.22       10/20/2006        25,013,304
      10,000,000  NORTHERN ROCK PLC+/-++                                               4.32       11/03/2006        10,000,000
      30,000,000  NORTHERN ROCK PLC+/-++                                               4.50       01/09/2007        30,003,464

TOTAL EXTENDABLE BONDS (COST $264,133,891)                                                                         264,133,891
                                                                                                               ---------------

MEDIUM TERM NOTES - 12.30%
       5,000,000  AMERICAN GENERAL FINANCE+/-++                                        4.37       01/12/2007         5,000,000
      30,000,000  ATLAS CAPITAL FUNDING CORPORATION+/-++                               4.32       12/11/2006        29,997,204
      30,300,000  BANK OF AMERICA SECURITIES+/-SS.                                     4.33       09/09/2034        30,300,000
       9,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                               4.42       08/28/2006         9,000,000
      26,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-SS.                            4.37       09/09/2049        26,000,000
       3,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-SS.                            4.37       09/09/2049         3,000,000
      30,000,000  BETA FINANCE INCORPORATED++                                          3.05       01/05/2006        29,999,728
      15,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK+/-                               4.23       05/03/2006        14,999,517
      40,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK+/-                               4.34       05/19/2006        40,000,000
      39,500,000  CULLINAN FINANCE CORPORATION+/-++                                    4.33       12/20/2006        39,492,030
      37,540,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.39       10/27/2006        37,592,762
      20,000,000  HARRIER FINANCE FUNDING LLC+/-++                                     4.33       12/15/2006        19,996,123
      17,000,000  LIQUID FUNDING LIMITED+/-++                                          4.37       09/29/2006        17,000,000
      10,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                     4.36       01/05/2007        10,000,000

TOTAL MEDIUM TERM NOTES (COST $312,377,364)                                                                        312,377,364
                                                                                                               ---------------

PROMISSORY NOTES - 3.23%
      62,000,000  CITIGROUP GLOBAL+/-SS.                                               4.32       09/09/2049        62,000,000
      20,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.26       10/26/2006        20,000,000

TOTAL PROMISSORY NOTES (COST $82,000,000)                                                                           82,000,000
                                                                                                               ---------------

TIME DEPOSITS - 12.44%
      64,000,000  DEUTSCHE BANK CAYMAN                                                 4.40       01/03/2006        64,000,000
      16,000,000  HBOS TREASURY SERVICES                                               4.45       01/03/2006        16,000,000
       9,000,000  ING BELGIUM SA NV                                                    4.45       01/03/2006         9,000,000
      75,000,000  RABOBANK NED CAYMAN ISLAND                                           4.06       01/03/2006        75,000,000
      32,000,000  SOCIETE GENERALE CANADA                                              4.41       01/04/2006        32,000,000
      45,000,000  SOCIETE GENERALE CAYMAN                                              4.06       01/03/2006        45,000,000
      75,000,000  US BANK NA CAYMAN                                                    4.00       01/03/2006        75,000,000

TOTAL TIME DEPOSITS (COST $316,000,000)                                                                            316,000,000
                                                                                                               ---------------

REPURCHASE AGREEMENTS - 23.03%
     122,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $122,057,882)                             4.27       01/03/2006       122,000,000
      75,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $75,036,167)                   4.34       01/03/2006        75,000,000
      61,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $61,029,077)                   4.29       01/03/2006        61,000,000
      68,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $68,032,489)                   4.30       01/03/2006        68,000,000
      18,000,000  JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $18,008,580)                              4.29       01/03/2006        18,000,000
     202,802,231  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $202,898,449)                  4.27       01/03/2006       202,802,231

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
REPURCHASE AGREEMENTS (continued)
$     38,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $38,018,198)                   4.31%      01/03/2006   $    38,000,000

TOTAL REPURCHASE AGREEMENTS (COST $584,802,231)                                                                    584,802,231
                                                                                                               ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,544,246,795)*                                   100.19%                                               $ 2,544,246,795

OTHER ASSETS AND LIABILITIES, NET                         (0.19)                                                    (4,912,867)
                                                       --------                                                ---------------

TOTAL NET ASSETS                                         100.00%                                               $ 2,539,333,928
                                                       --------                                                ---------------

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS & NOTES - 94.20%

CALIFORNIA - 89.95%
$      2,750,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                   JEWISH COMMUNITY CENTER PROJECT ALLIED IRISH BANK LOC
                   (RECREATIONAL FACILITIES REVENUE LOC)+/-SS.                             3.70%      11/15/2031   $   2,750,000
       3,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                   MFHR FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)+/-SS.          3.52       07/15/2035       3,000,000
       3,100,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                   MFHR GAIA BUILDING PROJECT SERIES A COLLATERALIZED BY FNMA
                   (HOUSING REVENUE LOC)+/-SS.                                             3.52       09/15/2032       3,100,000
       2,550,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                   MFHR GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)+/-SS.             3.55       03/15/2037       2,550,000
       2,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT FAMILY CORPORATIONS
                   CALIFORNIA BERKELEYAN PROJECT A (OTHER REVENUE, FNMA
                   INSURED)+/-SS.                                                          3.58       05/15/2033       2,000,000
       1,440,000   ALAMEDA-CONTRA COSTA CA SCHOOLS FINANCING AUTHORITY CTFS
                   PARTICIPATION CAPITAL IMPROVEMENTS FINANCING PROJECTS LEASE
                   REVENUE SERIES G AMBAC INSURED (LEASE REVENUE LOC)+/-SS.                3.53       08/01/2024       1,440,000
       2,100,000   ALVORD CA UNIVERSITY SCHOOL DISTRICT FINANCING CORPORATION
                   CTFS PARTICIPATION REFINANCING PROJECT LEASE REVENUE KBC
                   BANK NV LOC (LEASE REVENUE LOC)+/-SS.                                   3.55       09/01/2019       2,100,000
       1,300,000   APPLE VALLEY CA UNIVERSITY SCHOOL DISTRICT SERIES 524
                   (PROPERTY TAX REVENUE LOC)+/-SS.                                        3.54       08/01/2012       1,300,000
       2,000,000   CALIFORNIA COMMUNITIES HOUSING FINANCE AGENCY LEASE REVENUE
                   SERIES A COLLATERALIZED BY FHLMC (HOUSING REVENUE LOC)+/-SS.            4.40       02/01/2007       2,000,000
         250,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-2 (HOUSING
                   REVENUE)+/-SS.                                                          3.53       02/01/2035         250,000
       4,055,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING
                   REVENUE)+/-SS.                                                          3.53       02/01/2038       4,055,000
       2,840,000   CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING
                   REVENUE LOC)+/-SS.                                                      3.53       08/01/2036       2,840,000
         750,000   CALIFORNIA HFFA REVENUE SERIES B (HEALTHCARE FACILITIES
                   REVENUE LOC)+/-SS.                                                      3.47       08/01/2021         750,000
       2,295,000   CALIFORNIA HOME MORTGAGE SERIES C (HOUSING REVENUE, FIRST
                   SECURITY BANK LOC)+/-SS.                                                3.50       08/01/2022       2,295,000
       2,695,000   CALIFORNIA HOME MORTGAGE SERIES C (HOUSING REVENUE, FIRST
                   SECURITY BANK LOC)+/-SS.                                                3.50       08/01/2031       2,695,000
         945,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR
                   FISH HOUSE FOODS INCORPORATED PROJECT COMERICA BANK CA LOC
                   (ECONOMIC DEVELOPMENT REVENUE LOC)+/-SS.                                3.56       09/01/2024         945,000
       2,750,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE SAN
                   FRANCISCO BALLET ASSOCIATION (ECONOMIC DEVELOPMENT REVENUE
                   LOC)+/-SS.                                                              3.55       07/01/2032       2,750,000
       6,840,000   CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY SERIES A
                   (EDUCATIONAL FACILITIES REVENUE LOC)                                    4.00       07/06/2006       6,882,996
      13,995,000   CALIFORNIA SERIES H (HEALTH FACILITIES FINANCING AUTHORITY
                   REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                  3.45       07/01/2035      13,995,000
      10,000,000   CALIFORNIA SERIES I (HEALTH FACILITIES FINANCING AUTHORITY
                   REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                  3.55       07/01/2035      10,000,000
       4,800,000   CALIFORNIA SERIES J (HEALTH FACILITIES FINANCING AUTHORITY
                   REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                  3.45       07/01/2033       4,800,000
      10,665,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                   REVENUE SERIES B1 (POWER REVENUE)+/-SS.                                 3.70       05/01/2022      10,665,000
       1,975,000   CALIFORNIA STATE DWR CENTER VALLEY PROJECT SERIES 127(WATER
                   REVENUE, FGIC INSURED)+/-SS.                                            3.54       12/01/2028       1,975,000
       2,100,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER
                   REVENUE)+/-SS.                                                          3.15       05/01/2011       2,100,000
       6,800,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G13 (WATER
                   REVENUE)+/-SS.                                                          3.18       05/01/2018       6,800,000
       2,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G5 (WATER
                   REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                 3.18       05/01/2016       2,000,000
       4,750,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G7 (WATER
                   REVENUE)+/-SS.                                                          3.16       05/01/2017       4,750,000
       3,150,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G9 (WATER
                   REVENUE)+/-SS.                                                          3.18       05/01/2018       3,150,000
         990,000   CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
                   REVENUE LOC)+/-SS.                                                      3.54       01/01/2012         990,000
       2,025,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C (SALES TAX
                   REVENUE LOC)+/-SS.                                                      3.52       07/01/2023       2,025,000
       4,650,000   CALIFORNIA STATE KINDERGARTEN UNIVERSITY PUBLIC-B-5
                   (PROPERTY TAX REVENUE LOC)+/-SS.                                        3.45       05/01/2034       4,650,000
       5,165,000   CALIFORNIA STATE PUBLIC WORKS BOARD CTFS SERIES D (LEASE
                   REVENUE, AMBAC INSURED)+/-SS.                                           3.53       12/01/2019       5,165,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                     INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (continued)
$      4,700,000   CALIFORNIA STATE PUTTERS SERIES 142 FGIC INSURED (GENERAL
                   OBLIGATION - STATES, TERRITORIES LOC)+/-SS.                             3.54%      12/01/2029   $  4,700,000
       1,960,000   CALIFORNIA STATE PUTTERS SERIES 239Z AMBAC INSURED (OTHER
                   REVENUE LOC)+/-SS.                                                      3.56       12/01/2032      1,960,000
       4,700,000   CALIFORNIA STATE ROCS RR FGIC INSURED+/-SS.                             3.55       02/01/2020      4,700,000
       3,250,000   CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER REVENUE)+/-SS.            3.07       05/01/2040      3,250,000
       1,515,000   CALIFORNIA STATEWIDE CDA FOUNTAINS SEACLIFF APARTMENTS
                   SERIES Y (HOUSING REVENUE, FNMA INSURED)+/-SS.                          3.55       10/15/2035      1,515,000
       3,200,000   CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT C+/-SS.                3.58       01/20/2031      3,200,000
       1,000,000   CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES
                   AA (HOUSING REVENUE LOC)+/-SS.                                          3.58       12/01/2011      1,000,000
       4,660,000   CALIFORNIA STATEWIDE CDA MFHR GREENBACK MANOR APARTMENTS
                   SERIES A COLLATERALIZED BY FHLB (MULTI-FAMILY HOUSING
                   REVENUE LOC)+/-SS.                                                      3.60       02/01/2028      4,660,000
       2,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY MFHR
                   SERIES AA COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-SS.            3.55       04/15/2035      2,000,000
       3,000,000   CALIFORNIA UNIVERSITY OF SAN FRANCISCO SERIES 2005B
                   (EDUCATIONAL FACILITIES REVENUE, BANK OF AMERICA NA LOC)+/-SS.          3.50       10/01/2035      3,000,000
       1,755,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT
                   COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.         3.55       10/15/2026      1,755,000
         100,000   CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT
                   SERIES H COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING
                   REVENUE LOC)+/-SS.                                                      3.49       10/15/2029        100,000
       6,100,000   CONTRA COSTA COUNTY CA MFHR LAFAYETTE TOWN CENTER APARTMENTS
                   SERIES I COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING
                   REVENUE LOC)+/-SS.                                                      3.55       07/15/2032      6,100,000
       1,300,000   CONTRA COSTA COUNTY CA MFHR SERIES B COLLATERALIZED BY FNMA
                   REMARKETED 09/28/94 (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.            3.55       11/15/2022      1,300,000
       5,005,000   CORONA CA COP (LEASE REVENUE, MBIA INSURED)+/-SS.                       3.53       03/01/2011      5,005,000
       8,875,000   FREMONT CA MFHR CREEKSIDE VILLAGE APARTMENTS (HOUSING
                   REVENUE LOC)+/-SS.                                                      3.43       09/01/2007      8,875,000
       2,350,000   FRESNO CA SEWER REVENUE SUBORDINATE LIEN SERIES A (SEWER
                   REVENUE LOC)+/-SS.                                                      3.34       09/01/2025      2,350,000
       2,900,000   GLENN CA IDA LAND O' LAKES INCORPORATED PROJECT (INDUSTRIAL
                   DEVELOPMENT REVENUE LOC)+/-SS.                                          3.65       09/01/2007      2,900,000
       5,190,000   HILLSBOROUGH CA COP WATER & SEWER SYSTEMS PROJECTS SERIES A
                   (PROPERTY TAX REVENUE, JP MORGAN CHASE BANK LOC)+/-SS.                  3.55       06/01/2033      5,190,000
       1,200,000   IRVINE CA IMPROVEMENT BOND ACT OF 1915 DISTRICT 85-7-I
                   (SPECIAL TAX REVENUE LOC)+/-SS.                                         3.55       09/02/2011      1,200,000
       2,000,000   LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET
                   APARTMENTS PROJECT SERIES C COLLATERALIZED BY FNMA (HOUSING
                   REVENUE LOC)+/-SS.                                                      3.49       12/01/2026      2,000,000
       3,800,000   LONG BEACH CA COMMUNITY COLLEGE DISTRICT (EDUCATIONAL
                   FACILITIES REVENUE, CITIBANK NA LOC)+/-SS.                              3.55       05/01/2030      3,800,000
       1,580,000   LONG BEACH CA HARBOR REVENUE SERIES 418 FGIC INSURED
                   (AIRPORT REVENUE LOC)+/-SS.                                             3.56       05/15/2020      1,580,000
       4,220,000   LONG BEACH CA HARBOR REVENUE SERIES A (AIRPORT REVENUE LOC)+/-SS.       4.00       05/15/2027      4,220,000
       5,000,000   LOS ANGELES CA COMMUNITY RDA MFHR WILSHIRE STATION
                   APARTMENTS SERIES A (HOUSING REVENUE LOC)+/-SS.                         3.76       10/15/2038      5,000,000
       2,700,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                   REVENUE LOC)+/-SS.                                                      3.50       04/01/2030      2,700,000
       1,725,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                   REVENUE LOC)+/-SS.                                                      3.76       10/15/2038      1,725,000
       5,500,000   LOS ANGELES CA GO SERIES 1999A MERRILL LYNCH CAPITAL
                   SERVICES LOC (GENERAL OBLIGATION - STATES, TERRITORIES LOC)+/-SS.       3.53       09/01/2015      5,500,000
       5,500,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US
                   BANK NA LOC)+/-SS.                                                      3.34       07/01/2035      5,500,000
       6,970,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES
                   REVENUE)+/-SS.                                                          3.34       07/01/2035      6,970,000
       2,415,000   LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY
                   BANK LOC)+/-SS.                                                         3.54       01/01/2009      2,415,000
       4,100,000   LOS ANGELES CA SUBSERIES A7 (WATER REVENUE)+/-SS.                       3.45       07/01/2035      4,100,000
         770,000   LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT
                   LOCAL DE FRANCE LOC)+/-SS.                                              3.55       07/01/2035        770,000
       2,710,000   LOS ANGELES CA USD SERIES 1179 (PROPERTY TAX REVENUE, MBIA
                   INSURED)+/-                                                             3.53       07/01/2019      2,710,000
       8,420,000   LOS ANGELES CA USD SERIES 978 (PROPERTY TAX REVENUE, MBIA
                   INSURED)+/-SS.                                                          3.53       07/01/2021      8,420,000
       5,200,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
                   APARTMENTS-B (HOUSING REVENUE LOC)+/-SS.                                3.45       06/01/2010      5,200,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                     INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (continued)
$      3,000,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                   REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)+/-SS.                  3.55%      07/01/2016   $  3,000,000
       8,980,000   LOS ANGELES COUNTY CA TRAN (PROPERTY TAX REVENUE LOC)                   4.00       06/30/2006      9,019,801
       4,475,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES B1
                   (WATER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                 3.45       07/01/2020      4,475,000
       5,655,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES B2
                   (WATER REVENUE LOC)+/-SS.                                               3.45       07/01/2020      5,655,000
      11,600,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES C
                   (WATER REVENUE LOC)+/-SS.                                               3.45       07/01/2027     11,600,000
         325,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                   REVENUE SERIES A1 (WATER REVENUE LOC)+/-SS.                             3.45       07/01/2023        325,000
         625,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                   REVENUE SERIES C3 (WATER REVENUE LOC)+/-SS.                             3.43       07/01/2030        625,000
       4,400,000   MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE
                   SERIES SG 66 MBIA INSURED (ELECTRIC REVENUE LOC)+/-SS.                  3.53       10/01/2015      4,400,000
       5,000,000   MT DIABLO CA USD TRAN (PROPERTY TAX REVENUE)                            4.25       10/27/2006      5,050,571
       2,565,000   OAKLAND CA SEWER REVENUE SERIES 631 (SEWER REVENUE LOC)+/-SS.           3.54       06/15/2012      2,565,000
       5,980,000   ORANGE COUNTY CA SANITATION DISTRICT COP AMBAC INSURED
                   (LEASE REVENUE LOC)+/-SS.                                               3.34       08/01/2013      5,980,000
       2,100,000   ORANGE COUNTY CA WATER DISTRICT SERIES 2003A LLOYDS LOC
                   (WATER REVENUE LOC)+/-SS.                                               3.43       08/01/2042      2,100,000
       3,200,000   PERRIS CA SCHOOL DISTRICT COP FACILITY BRIDGE FUNDING
                   PROGRAM (GENERAL OBLIGATION - SCHOOL DISTRICTS, DEXIA CREDIT
                   LOCAL DE FRANCE LOC)+/-SS.                                              3.34       09/01/2022      3,200,000
       5,800,000   PERRIS CA SCHOOL DISTRICT COP FACILITY BRIDGE FUNDING
                   PROGRAM (GENERAL OBLIGATION - SCHOOL DISTRICTS, DEXIA CREDIT
                   LOCAL DE FRANCE LOC)+/-SS.                                              3.34       09/01/2034      5,800,000
         640,000   PERRIS CA UNIFIED HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE
                   LOC)+/-SS.                                                              3.53       09/01/2026        640,000
      10,050,000   PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS MEDANOS
                   COMMUNITY SERIES A (TAX ALLOCATION REVENUE LOC)+/-SS.                   3.75       09/01/2035     10,050,000
       3,040,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K FGIC
                   INSURED  (AIRPORT REVENUE LOC)+/-SS.                                    3.53       11/01/2021      3,040,000
       3,380,000   POWAY CA USD SERIES 1889 (PROPERTY TAX REVENUE, MBIA
                   INSURED)+/-SS.                                                          3.53       02/01/2011      3,380,000
       2,290,000   REDONDO BEACH CA AGENCY MFHR (HOUSING REVENUE LOC)+/-SS.                3.39       10/15/2034      2,290,000
       4,190,000   RIVERSIDE - SAN BERNADINO CA HOUSING & FINANCE AGENCY LEASE
                   REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING REVENUE LOC)+/-SS.       3.50       07/01/2006      4,190,000
       4,985,000   ROARING FORK MUNICIPAL PRODUCTS LLC CLASS A (PROPERTY TAX
                   REVENUE, AMBAC INSURED)+/-SS.                                           3.51       06/15/2021      4,985,000
       5,000,000   SACRAMENTO CA METROPOLITAN FIRE DISTRICT TRAN (OTHER REVENUE)           3.75       06/28/2006      5,027,731
       3,350,000   SACRAMENTO CA MUD FLOATER PA 1180 (UTILITIES REVENUE, FGIC
                   INSURED)+/-SS.                                                          3.53       02/15/2011      3,350,000
       2,500,000   SACRAMENTO CA MUNICIPAL UTILITIES DISTRICT ELECTRIC REVENUE
                   (POWER REVENUE LOC)+/-SS.                                               3.55       08/15/2017      2,500,000
       3,000,000   SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT
                   SERIES 1 COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-SS.             3.55       05/15/2034      3,000,000
       5,060,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR (HOUSING REVENUE
                   LOC)+/-SS.                                                              3.37       08/01/2034      5,060,000
      17,275,000   SACRAMENTO COUNTY CA TRAN SERIES A                                      4.00       07/10/2006     17,391,406
       7,755,000   SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN
                   SERIES A (TAX REVENUE LOC)                                              4.00       07/14/2006      7,811,407
       4,485,000   SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN
                   SERIES B (TAX REVENUE LOC)                                              4.00       07/14/2006      4,517,167
       3,800,000   SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN
                   APARTMENTS SERIES B (HOUSING REVENUE LOC)+/-SS.                         3.55       01/15/2035      3,800,000
       1,780,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B
                   (LEASE REVENUE, AMBAC INSURED)+/-SS.                                    3.56       02/15/2026      1,780,000
       1,725,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C
                   (LEASE REVENUE, AMBAC INSURED)+/-SS.                                    3.56       02/15/2026      1,725,000
       5,000,000   SAN DIEGO CA USD SERIES PA 1245 (PROPERTY TAX REVENUE, FIRST
                   SECURITY BANK LOC)+/-SS.                                                3.53       07/01/2011      5,000,000
       1,275,000   SAN DIEGO CA USD SERIES PA 804 (EDUCATIONAL FACILITIES
                   REVENUE LOC)+/-SS.                                                      3.53       07/01/2022      1,275,000
       2,000,000   SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES I (WATER
                   REVENUE, MBIA INSURED)+/-SS.                                            3.54       11/01/2010      2,000,000
       2,750,000   SAN FRANCISCO CA CITY & COUNTY RDA ANTONIA MANOR APARTMENTS
                   (HOUSING REVENUE, CITIBANK NA LOC)+/-SS.                                3.50       12/01/2033      2,750,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                     INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (continued)
$      3,005,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR
                   NAMIKI APARTMENTS PROJECT SERIES C CITIBANK NA LOC
                   (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                                3.50%      11/01/2036   $   3,005,000
       1,600,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION+/-SS.                   3.50       08/01/2035       1,600,000
       2,280,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION CTFS SERIES
                   149 MBIA INSURED (TAX INCREMENTAL REVENUE LOC)+/-SS.                    3.56       08/01/2027       2,280,000
         300,000   SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT
                   SERIES E FGIC INSURED REMARKETED 03/17/94 (MULTI-FAMILY
                   HOUSING REVENUE LOC)+/-SS.                                              3.51       11/15/2017         300,000
       1,690,000   SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX
                   REVENUE, MBIA INSURED)+/-SS.                                            3.53       08/01/2025       1,690,000
       2,550,000   SONOMA COUNTY CA TRAN (OTHER REVENUE)                                   4.25       10/16/2006       2,576,207
       2,235,000   SOUTH PLACER CA WASTEWATER AUTHORITY SERIES B (SEWER
                   REVENUE, FGIC INSURED)+/-SS.                                            3.50       11/01/2035       2,235,000
       7,330,000   SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                   REVENUE SOUTHERN TRANSMISSION LLOYDS TSB BANK  PLC LOC
                   (UTILITIES REVENUE LOC)+/-SS.                                           3.43       07/01/2019       7,330,000
         240,000   SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                   REVENUE SOUTHERN TRANSMISSION SERIES A (OTHER REVENUE LOC)+/-SS.        3.34       07/01/2021         240,000
       3,200,000   UNION CITY CA MFHR HOUSING MISSION SIERRA SERIES A (HOUSING
                   REVENUE LOC)+/-SS.                                                      3.49       07/15/2029       3,200,000
       1,995,000   UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES
                   479 MBIA INSURED (HIGHER EDUCATION FACILITIES AUTHORITY
                   REVENUE LOC)+/-SS.                                                      3.53       09/01/2022       1,995,000
         385,000   UNIVERSITY OF CALIFORNIA REVENUE (COLLEGE & UNIVERSITY
                   REVENUE LOC)+/-SS.                                                      3.55       05/15/2033         385,000
       1,765,000   VICTORVILLE CA RDA SERIES 485 (TAX INCREMENTAL REVENUE,
                   FIRST SECURITY BANK LOC)+/-SS.                                          3.54       12/01/2019       1,765,000
       5,390,000   WALNUT CA ENERGY CONTROL AUTHORITY POINTE 2335 (ELECTRIC
                   REVENUE, AMBAC INSURED)+/-SS.                                           3.53       01/01/2021       5,390,000

                                                                                                                     437,487,286
                                                                                                                   -------------

OTHER - 1.58%
       5,000,000   ABN AMRO MUNITOPS CTFS TR 1998-20 MUNITOPS CERTIFICATES
                   AMBAC INSURED (OTHER REVENUE LOC)+/-SS.                                 3.51       07/05/2006       5,000,000
       2,680,000   ABN AMRO MUNITOPS CTFS TR 2000-5 MUNITOPS CERTIFICATES FGIC
                   INSURED (OTHER REVENUE LOC)+/-SS.++                                     3.56       05/07/2008       2,680,000

                                                                                                                       7,680,000
                                                                                                                   -------------

PUERTO RICO - 2.67%
       6,575,000   EAGLE TAX EXEMPT TRUST CTF 20025102 CLASS A (PUERTO RICO
                   COMMONWEALTH HIGHWAY & TRANSPORTATION SERIES D) (TOLL ROAD
                   REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                 3.54       07/01/2027       6,575,000
       2,500,000   EAGLE TAX-EXEMPT TRUST CTF 20015101 CLASS A (PUERTO RICO
                   COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY SERIES A)
                   (OTHER REVENUE LOC)+/-SS.                                               3.54       10/01/2034       2,500,000
       1,500,000   PUERTC RICO ELECTRIC POWER AUTHORITY (POWER REVENUE, MBIA
                   INSURED)+/-SS.                                                          3.55       07/01/2033       1,500,000
       2,415,000   PUERTO RICO COMMONWEALTH (OTHER REVENUE, SCOTIABANK LOC)                4.50       07/28/2006       2,432,047

                                                                                                                      13,007,047
                                                                                                                   -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $458,174,333)                                                                    458,174,333
                                                                                                                   -------------

COMMERCIAL PAPER - 10.32%
       3,300,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                        3.07       02/08/2006       3,300,000
       1,725,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                        3.11       03/07/2006       1,725,000
       5,100,000   GOLDEN GATE BRIDGE                                                      2.80       02/09/2006       5,100,000
       1,150,000   INTERMOUNTAIN POWER AGENCY                                              3.20       05/11/2006       1,150,000
       1,475,000   LOS ANGELES CA DEPARTMENT OF AIRPORT SERIES A                           3.10       03/08/2006       1,475,000
       1,000,000   LOS ANGELES CA DEPARTMENT OF AIRPORT SERIES B                           3.15       03/08/2006       1,000,000
       2,000,000   LOS ANGELES CA METROPOLITAN TRANSPORTATION                              3.10       03/07/2006       2,000,000
       5,000,000   LOS ANGELES CA WATER & POWER                                            3.07       01/11/2006       5,000,000
       3,825,000   PORT OF OAKLAND CA                                                      3.10       02/08/2006       3,825,000
       2,000,000   PORT OF OAKLAND CA                                                      3.10       03/07/2006       2,000,000
       2,545,000   PORT OF OAKLAND CA                                                      3.08       03/10/2006       2,545,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                     INTEREST RATE  MATURITY DATE      VALUE
COMMERCIAL PAPER (continued)
$      4,450,000   RIVERSIDE CITY TEETER FINANCE                                           3.08%      04/06/2006   $   4,450,000
       2,700,000   UNIVERSITY OF CALIFORNIA                                                2.78       01/19/2006       2,700,000
       3,300,000   UNIVERSITY OF CALIFORNIA                                                2.78       02/06/2006       3,300,000
         835,000   UNIVERSITY OF CALIFORNIA                                                2.90       02/08/2006         835,000
       4,400,000   UNIVERSITY OF CALIFORNIA                                                3.05       02/16/2006       4,400,000
       1,800,000   UNIVERSITY OF CALIFORNIA SERIES A                                       2.90       03/09/2006       1,800,000
       3,575,000   UNIVERSITY OF CALIFORNIA SERIES A                                       2.93       03/09/2006       3,575,000

TOTAL COMMERCIAL PAPER (COST $50,180,000)                                                                             50,180,000
                                                                                                                   -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $508,354,333)*                                     104.52%                                                   $ 508,354,333

OTHER ASSETS AND LIABILITIES, NET                         (4.52)                                                     (22,002,195)
                                                       --------                                                    -------------

TOTAL NET ASSETS                                         100.00%                                                   $ 486,352,138
                                                       --------                                                    -------------

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER - 16.01%
$      1,000,000  HARRIS COUNTY TX HOSPITAL DISTRICT                                   2.92%      03/07/2006   $   1,000,000
       4,600,000  HARRIS COUNTY TX                                                     2.92       01/18/2006       4,600,000
       1,475,000  HARRIS COUNTY TX                                                     3.18       05/08/2006       1,475,000
         700,000  HARRIS COUNTY TX                                                     3.20       05/09/2006         700,000
       2,000,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                            2.85       02/15/2006       2,000,000
       1,218,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                            2.82       02/21/2006       1,218,000
       2,500,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                            3.18       03/08/2006       2,500,000
       1,000,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                            3.12       04/11/2006       1,000,000
       5,000,000  INTERMOUNTAIN POWER AGENCY                                           3.13       01/11/2006       5,000,000
       2,600,000  JACKSONVILLE FL ELECTRIC AUTHORITY                                   3.05       02/16/2006       2,600,000
       1,000,000  JOHNS HOPKINS UNIVERSITY                                             2.78       01/19/2006       1,000,000
       2,589,000  JOHNS HOPKINS UNIVERSITY                                             2.82       02/21/2006       2,589,000
         600,000  LAS VEGAS NV VALLEY WATER                                            2.82       02/21/2006         600,000
       2,460,000  LAS VEGAS NV VALLEY WATER                                            3.12       04/11/2006       2,460,000
       2,600,000  MARYLAND HEALTH & HIGHER EDUCATION                                   3.14       05/09/2006       2,600,000
       5,000,000  MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                2.80       01/19/2006       5,000,000
       1,200,000  MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                2.94       02/15/2006       1,200,000
       2,461,000  MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                2.82       02/21/2006       2,461,000
         800,000  MASSECHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                3.12       04/11/2006         800,000
       3,800,000  MONTGOMERY COUNTY MD                                                 3.08       02/16/2006       3,800,000
       1,000,000  MONTGOMERY COUNTY MD                                                 3.11       03/08/2006       1,000,000
       3,000,000  NORTH CAROLINA CAPITAL FACILITIES                                    3.11       04/06/2006       3,000,000
       3,450,000  NORTH CENTRAL TX HEALTH                                              3.09       02/08/2006       3,450,000
         400,000  PALM BEACH COUNTY FL SCHOOL DISTRICT                                 3.00       03/09/2006         400,000
         800,000  ROCHESTER MN HEALTH CARE                                             3.10       01/26/2006         800,000
      13,335,000  ROCHESTER MN HEALTH CARE                                             3.15       02/06/2006      13,335,000
       3,445,000  SAN ANTONIO TX                                                       2.82       01/19/2006       3,445,000
       1,675,000  TEXAS PUBLIC FINANCE AUTHORITY                                       3.12       04/11/2006       1,675,000
       3,000,000  UNIVERSITY OF MINNESOTA                                              2.83       02/13/2006       3,000,000
       3,644,000  UNIVERSITY OF TEXAS SYSTEM                                           3.02       02/07/2006       3,644,000
       2,090,000  UNIVERSITY OF TEXAS SYSTEM                                           3.12       04/11/2006       2,090,000

TOTAL COMMERCIAL PAPER (COST $80,442,000)                                                                         80,442,000
                                                                                                               -------------

MUNICIPAL BONDS & NOTES - 91.81%

ALABAMA - 5.32%
       6,000,000  BIRMINGHAM AL PUBLIC EDUCATIONAL BUILDING AUTHORITY STUDENT
                  HOUSING REVENUE (OTHER REVENUE LOC)+/-SS.                            3.51       07/01/2037       6,000,000
       7,725,000  COLUMBIA AL IDA SERIES A (INDUSTRIAL DEVELOPMENT REVENUE)+/-SS.      3.72       06/01/2022       7,725,000
      13,000,000  JEFFERSON COUNTY AL SEWER REVENUE SERIES A (SEWER REVENUE
                  LOC)+/-SS.                                                           1.93       02/01/2042      13,000,000

                                                                                                                  26,725,000
                                                                                                               -------------

ARIZONA - 3.32%
       7,655,000  ARIZONA BANNER HEALTH SERIES B (HEALTHCARE FACILITIES
                  REVENUE, FGIC INSURED)+/-SS.                                         3.49       01/01/2035       7,655,000
       1,390,000  ARIZONA HEALTH FACILLITES BANNER HEALTH SERIES A (HEALTHCARE
                  FACILITIES REVENUE, MBIA INSURED)+/-SS.                              3.49       01/01/2029       1,390,000
       5,015,000  ARIZONA TOURISM & SPORTS AUTHORITY MULTI-PURPOSE STADIUM
                  FACULTY SERIES A (SPORTS FACILITIES REVENUE, AMBAC INSURED)+/-SS.    3.51       07/01/2036       5,015,000
       2,000,000  MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
                  INSURED)+/-SS.                                                       3.55       04/15/2030       2,000,000
         615,000  SALT RIVER AZ PIMA MARICOPA INDIAN COMMUNITY (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)+/-SS.                                        3.55       10/01/2025         615,000

                                                                                                                  16,675,000
                                                                                                               -------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
CALIFORNIA - 7.09%
$        320,000  CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES B KBC
                  BANK NV LOC (HEALTH FACILITIES FINANCING AUTHORITY REVENUE
                  LOC)+/-SS.                                                           3.70%      09/01/2025   $     320,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

       7,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                                3.75       09/01/2025        7,000,000
       1,335,000  CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES C (INDUSTRIAL
                  DEVELOPMENT REVENUE)+/-SS.                                               3.73       11/01/2026        1,335,000
         550,000  CALIFORNIA SERIES H (HEALTH FACILITIES FINANCING AUTHORITY
                  REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                   3.45       07/01/2035          550,000
       5,190,000  CALIFORNIA STATE DWR POWER SUPPLY SERIES C1 (POWER REVENUE,
                  DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                                  3.55       05/01/2022        5,190,000
       3,750,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G5 (WATER
                  REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                  3.18       05/01/2016        3,750,000
         865,000  CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
                  REVENUE LOC)+/-SS.                                                       3.54       01/01/2012          865,000
       3,420,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)+/-SS.            3.53       07/01/2022        3,420,000
       6,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES B3
                  (WATER REVENUE, WEST DEUTSCHE LANDESBANK LOC)+/-SS.                      3.72       07/01/2035        6,000,000
       2,960,000  RIVERSIDE - SAN BERNADINO CA HOUSING & FINANCE AGENCY LEASE
                  REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING REVENUE LOC)+/-           3.50       07/01/2006        2,960,000
         585,000  SAN DIEGO CA PFA LEASE REVENUE SERIES A (LEASE REVENUE LOC)+/-SS.        3.56       02/15/2026          585,000
       1,745,000  STATE OF CALIFORNIA MUNICIPAL SECURITIES TRUST RECEIPTS
                  SERIES JPMC3 (OTHER REVENUE LOC)+/-SS.                                   3.73       06/01/2013        1,745,000
         910,000  UNIVERSITY OF CALIFORNIA REVENUE (COLLEGE & UNIVERSITY
                  REVENUE LOC)+/-SS.                                                       3.55       05/15/2033          910,000
         995,000  UNIVERSITY OF CALIFORNIA SERIES 2984 (COLLEGE & UNIVERSITY
                  REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                  3.53       05/15/2022          995,000

                                                                                                                       35,625,000
                                                                                                                   --------------

COLORADO - 2.40%
       8,345,000  ARAPOHOE COUNTY CO WATER & WASTEWATER AUTHORITY REVENUE+/-SS.            3.54       12/01/2033        8,345,000
       1,700,000  ARVADA COUNTY CO (WATER REVENUE, FIRST SECURITY BANK LOC)+/-SS.          3.10       11/01/2020        1,700,000
       2,035,000  FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.          3.60       01/01/2025        2,035,000

                                                                                                                       12,080,000
                                                                                                                   --------------

DELAWARE - 0.16%
         800,000  KENT COUNTY DE STUDENT HOUSING (COLLEGE & UNIVERSITY REVENUE,
                  WACHOVIA BANK LOC)+/-SS.                                                 3.52       07/01/2036          800,000
                                                                                                                   --------------

FLORIDA - 2.77%
      10,890,000  BROWARD COUNTY FL PROJECT 703 (OTHER REVENUE)+/-SS.                      3.53       09/01/2026       10,890,000
         500,000  FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                  (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK LOC)+/-SS.                 3.57       12/01/2014          500,000
       2,545,000  ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A
                  (INDUSTRIAL DEVELOPMENT REVENUE, BANK OF AMERICA NA LOC)+/-SS.           3.60       05/01/2027        2,545,000

                                                                                                                       13,935,000
                                                                                                                   --------------

GEORGIA - 3.47%
       1,330,000  FULTON COUNTY GA DEVELOPMENT AUTHORITY ALFRED & ADELE DAVIS
                  (OTHER REVENUE, WACHOVIA BANK LOC)+/-SS.                                 3.52       12/01/2019        1,330,000
       7,840,000  FULTON COUNTY GA NORTHSIDE SERIES A (HOSPITAL REVENUE,
                  WACHOVIA BANK LOC)+/-SS.                                                 3.52       10/01/2018        7,840,000
         675,000  FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL REVENUE,
                  WACHOVIA BANK LOC)+/-SS.                                                 3.70       10/01/2033          675,000
       4,600,000  GEORGIA LOCAL GOVERNMENT COP SERIES K (GENERAL OBLIGATION -
                  POLITICAL SUBDIVISION)+/-SS.                                             3.61       12/01/2022        4,600,000
       3,000,000  HALL COUNTY GAINESVILLE GA NORTHEAST HEALTH SERIES B
                  (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)+/-SS.                      3.48       05/15/2029        3,000,000

                                                                                                                       17,445,000
                                                                                                                   --------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE        VALUE
ILLINOIS - 7.90%
$      2,955,000  CHANNAHON IL MORRIS HOSPITAL SERIES A (HEALTHCARE FACILITIES
                  REVENUE, US BANK NA LOC)+/-SS.                                           3.57%      12/01/2023   $    2,955,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

       8,100,000  CHICAGO IL SERIES 21-B (PROPERTY TAX REVENUE, MBIA INSURED)+/-SS.        3.55       01/01/2037        8,100,000
       2,300,000  CHICAGO IL SERIES SG 131 (SALES TAX REVENUE, FGIC INSURED)+/-SS.         3.55       01/01/2027        2,300,000
       2,175,000  COOK COUNTY IL GO CTFS SERIES 458 (PROPERTY TAX REVENUE, FGIC
                  INSURED)+/-SS.                                                           3.55       11/15/2028        2,175,000
         999,939  EAGLE TAX-EXEMPT TRUST CTF 20021304 CLASS A (ILLINOIS STATE)
                  (GENERAL OBLIGATION - STATES, TERRITORIES, FGIC INSURED)+/-SS.           3.56       02/01/2027          999,939
       5,500,000  EAGLE TAX-EXEMPT TRUST CTF 20021306 CLASS A (CHICAGO IL PARK
                  DISTRICT SERIES D) FGIC INSURED (RECREATIONAL FACILITIES
                  REVENUE LOC)+/-SS.                                                       3.56       01/01/2029        5,500,000
         950,000  ELMHURST IL REVENUE JOINT COMMISSION ACCREDITATION
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                3.60       07/01/2018          950,000
       2,615,000  ILLINOIS STATE NEWBERRY LIBRARY (OTHER REVENUE, NORTHERN
                  TRUST CORPORATION LOC)+/-SS.                                             3.58       03/01/2028        2,615,000
       1,800,000  ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE, AMBAC
                  INSURED)+/-SS.                                                           3.55       11/01/2012        1,800,000
       1,300,000  ILLINOIS STATE SERIES G (GENERAL OBLIGATION - STATES,
                  TERRITORIES)+/-SS.                                                       3.59       05/01/2012        1,300,000
      11,000,000  UNIVERSITY OF ILLINOIS UNIVERSITY AUXILIARY FACILITIES SYSTEM
                  SERIES B (COLLEGE & UNIVERSITY REVENUE, FIRST SECURITY BANK
                  LOC)+/-SS.                                                               3.48       04/01/2035       11,000,000

                                                                                                                       39,694,939
                                                                                                                   --------------

INDIANA - 4.57%
         400,000  HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658 (LEASE
                  REVENUE, MBIA INSURED)+/-SS.                                             3.55       07/15/2012          400,000
       6,500,000  INDIANA BOND BANK REVENUE ADVANCED FUNDING PROGRAM NOTES
                  SERIES A (STATE & LOCAL GOVERNMENTS LOC)                                 3.25       01/26/2006        6,503,803
       7,620,000  INDIANA HFFA DEACONESS HOSPITAL INCORPORATION (HEALTHCARE
                  FACILITIES REVENUE, FIFTH THIRD BANK LOC)+/-SS.                          3.50       01/01/2022        7,620,000
       2,400,000  INDIANA HFFA REVENUE CAPITAL ACCESS DESIGNATED POOL
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                3.58       01/01/2020        2,400,000
       1,245,000  INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION
                  SERIES A US BANK NA LOC (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.        3.80       10/01/2032        1,245,000
       1,600,000  INDIANA PROJECT A (HEALTH FACILITIES FINANCING AUTHORITY
                  REVENUE, COMERCIA BANK CA LOC)+/-SS.                                     3.80       01/01/2035        1,600,000
       1,700,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE ST.
                  MARY PROJECT BANK ONE INDIANA NA LOC (COLLEGE & UNIVERSITY
                  REVENUE LOC)+/-SS.                                                       3.58       02/15/2026        1,700,000
       1,490,000  INDIANAPOLIS IN THERMAL ENERGY SYSTEM PUTTERS SERIES 700
                  (OTHER REVENUE LOC)+/-SS.                                                3.55       04/01/2010        1,490,000

                                                                                                                       22,958,803
                                                                                                                   --------------

IOWA - 0.08%
         400,000  IOWA FINANCE AUTHORITY REVENUE (RECREATIONAL FACILITIES
                  REVENUE LOC)+/-SS.                                                       3.80       06/01/2033          400,000
                                                                                                                   --------------

LOUISIANA - 2.89%
       4,000,000  EAST BATON ROUGE PARISH LA (SALES TAX REVENUE, AMBAC
                  INSURED)+/-SS.                                                           3.55       02/01/2024        4,000,000
       1,300,000  LAKE CHARLES LA HARBOR & TERMINAL DISTRICT PORT FACILITIES
                  (INDUSTRIAL DEVELOPMENT REVENUE, BANQUE NATIONALE PARIS LOC)+/-SS.       3.58       08/01/2007        1,300,000
       1,110,000  LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)+/-SS.             3.61       09/01/2033        1,110,000
       3,795,000  LOUISIANA LOCAL GOVERNMENT ENVIRONMENT FACILITIES COMMUNITY
                  SHREVEPORT UTILITY SYSTEM PROJECT (INDUSTRIAL DEVELOPMENT
                  REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                  3.58       10/01/2026        3,795,000
       4,300,000  LOUISIANA PUBLIC FACILITY AUTHORITY CHRISTUS HEALTH SUBSERIES
                  C2 (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)+/-SS.                  3.49       07/01/2041        4,300,000

                                                                                                                       14,505,000
                                                                                                                   --------------

MASSACHUSETTS - 0.99%
       5,000,000  ROUTE 3 NORTH TRANSPORTATION IMPORT ASSOCIATION MASSACHUSETTS
                  LEASE REVENUE SERIES B (LEASE REVENUE, AMBAC INSURED)+/-SS.              3.49       06/15/2033        5,000,000


PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE        VALUE
MICHIGAN - 4.96%
$      3,175,000  DETROIT MI (WATER REVENUE, MBIA INSURED)+/-SS.                           3.54%      01/01/2011   $    3,175,000
       1,185,000  LIVONIA MI PUBLIC SCHOOL DISTRICT ROCS RR II R 6002 (PROPERTY
                  TAX REVENUE, MBIA INSURED)+/-SS.                                         3.56       05/01/2023        1,185,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

       2,470,000  MICHIGAN MUNICIPAL AUTHORITY (STATE & LOCAL GOVERNMENTS, JP
                  MORGAN CHASE BANK LOC)                                                   4.25       08/18/2006        2,488,176
       7,000,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SERIES B
                  (HEALTHCARE FACILITIES REVENUE)+/-SS.                                    3.49       11/15/2033        7,000,000
      11,000,000  MICHIGAN STATE SERIES A (PROPERTY TAX REVENUE)                           4.50       09/29/2006       11,097,809

                                                                                                                       24,945,985
                                                                                                                   --------------

MINNESOTA - 8.76%
       3,245,000  ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                  REVENUE, FNMA INSURED)+/-SS.                                             3.55       11/15/2033        3,245,000
         100,000  BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MULTI-FAMILY
                  HOUSING REVENUE, FNMA INSURED)+/-SS.                                     3.55       07/15/2030          100,000
       2,560,000  BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MULTI-FAMILY
                  HOUSING REVENUE, FHLMC INSURED)+/-SS.                                    3.55       01/01/2035        2,560,000
       1,450,000  COHASSET MN POWER & LIGHT PROJECT SERIES C ABN AMRO BANK
                  INSURED (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.                       3.49       06/01/2013        1,450,000
       3,350,000  COHASSET MN POWER & LIGHT COMPANY PROJECT A (INDUSTRIAL
                  DEVELOPMENT REVENUE, LASALLE NATIONAL BANK NA LOC)+/-SS.                 3.49       06/01/2020        3,350,000
         500,000  COHASSET MN REVENUE (POWER REVENUE LOC)+/-SS.                            3.49       12/01/2007          500,000
       2,500,000  DAKOTA COUNTY MN HOUSING & RDA PROJECT 484 (MULTI-FAMILY
                  HOUSING REVENUE, FHLMC INSURED)+/-SS.                                    3.56       12/01/2022        2,500,000
       8,160,000  EAGAN MN MFHR FLOATS PT 1221 (MULTI-FAMILY HOUSING REVENUE
                  LOC)+/-SS.                                                               3.56       12/01/2029        8,160,000
       2,100,000  HOPKINS MN INDEPENDENT SCHOOL DISTRICT NUMBER 270 (PROPERTY
                  TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                     3.75       08/07/2006        2,110,776
       1,500,000  MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
                  PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)+/-SS.                   3.60       10/01/2031        1,500,000
       1,685,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  (AIRPORT REVENUE, FGIC INSURED)+/-SS.                                    3.55       01/01/2023        1,685,000
       1,830,000  MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING
                  PROGRAM CTFS (LEASE REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                  INSURED)                                                                 4.00       09/12/2006        1,842,799
         130,000  MINNESOTA STATE (HOUSING REVENUE, MARSHALL & ISLEY BANK LOC)+/-SS.       3.75       12/01/2034          130,000
       2,500,000  MINNESOTA STATE (PROPERTY TAX REVENUE)                                   5.00       08/01/2006        2,530,318
       7,000,000  MINNESOTA STATE PROJECT 3211 (COLLEGE & UNIVERSITY REVENUE,
                  MBIA INSURED)+/-SS.                                                      3.55       10/01/2026        7,000,000
       2,665,000  MINNETONKA MN MINNETONKA HILLS APARTMENTS (MULTI-FAMILY
                  HOUSING REVENUE, FNMA INSURED)+/-SS.                                     3.55       11/15/2031        2,665,000
       2,210,000  ST. LOUIS PARK MN KNOLLWOOD PLACE (MULTI-FAMILY HOUSING
                  REVENUE, FNMA INSURED)+/-SS.                                             3.55       10/01/2035        2,210,000
         150,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                                3.75       10/01/2025          150,000
         355,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.                         3.80       03/01/2012          355,000

                                                                                                                       44,043,893
                                                                                                                   --------------

MISSOURI - 1.35%
       3,600,000  JACKSON COUNTY MO IDA KANSAS CITY HOSPICE (OTHER REVENUE,
                  FIFTH THIRD BANK LOC)+/-SS.                                              3.63       01/01/2030        3,600,000
       3,170,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY ST.
                  FRANCIS MEDICAL CENTER SERIES A (HEALTHCARE FACILITIES
                  REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                   3.75       06/01/2026        3,170,000

                                                                                                                        6,770,000
                                                                                                                   --------------

NEBRASKA - 1.59%
       4,500,000  AMERICAN PUBLIC ENERGY AGENCY NE (UTILITIES REVENUE, SOCIETE
                  GENERALE LOC)+/-SS.                                                      3.60       12/01/2015        4,500,000

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE        VALUE
NEBRASKA (continued)
$      3,500,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY REVENUE CREIGHTON
                  UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE LOC)+/-SS.              3.75%      03/01/2033   $    3,500,000

                                                                                                                        8,000,000
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

NEVADA - 0.94%
         230,000  WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
                  INSURED)+/-SS.                                                           3.56       06/01/2020          230,000
       4,505,000  WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, MBIA
                  INSURED)+/-SS.                                                           3.55       06/01/2018        4,505,000

                                                                                                                        4,735,000
                                                                                                                   --------------

NEW HAMPSHIRE - 0.62%
       3,100,000  NEW HAMPSHIRE STATE EAR BOARD PARTNERSHIP PROJECT
                  (MULTI-FAMILY HOUSING REVENUE, FNMA INSURED)+/-SS.                       3.40       09/15/2026        3,100,000
                                                                                                                   --------------

NEW JERSEY - 2.08%
      10,425,000  NEW JERSEY STATE TRAN SERIES A (GENERAL OBLIGATION - STATES,
                  TERRITORIES)                                                             4.00       06/23/2006       10,472,588
                                                                                                                   --------------

NEW MEXICO - 0.28%
       1,400,000  NEW MEXICO HOUSING AUTHORITY REGION III ARBORS COURTYARD
                  APARTMENTS SERIES A1 (MULTI-FAMILY HOUSING REVENUE, FNMA
                  INSURED)+/-SS.                                                           3.55       01/15/2033        1,400,000
                                                                                                                   --------------

NEW YORK - 1.05%
       5,270,000  NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY SUBSERIES C3
                  (SALES TAX REVENUE)+/-SS.                                                3.55       08/01/2031        5,270,000
                                                                                                                   --------------

NORTH CAROLINA - 1.09%
       5,500,000  MECKLENBURG COUNTY NC SERIES B (PROPERTY TAX REVENUE,
                  WACHOVIA BANK LOC)+/-SS.                                                 3.50       02/01/2026        5,500,000
                                                                                                                   --------------

OHIO - 1.23%
         205,000  FRANKLIN COUNTY OH TRINITY HEALTH CREDIT C2 (HEALTHCARE
                  FACILITIES REVENUE, FGIC INSURED)+/-SS.                                  3.55       12/01/2038          205,000
         800,000  HAMILTON COUNTY OH HEALTH CARE FACILITIES REVENUE DEACONESS
                  LONG TERM CARE SERIES A (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.        3.58       05/15/2030          800,000
       5,200,000  UNIVERSITY OF TOLEDO OH GENERAL RECEIPTS BONDS (COLLEGE &
                  UNIVERSITY REVENUE LOC)+/-SS.                                            3.75       06/01/2032        5,200,000

                                                                                                                        6,205,000
                                                                                                                   --------------

OKLAHOMA - 2.21%
       2,800,000  TULSA COUNTY OK HFA SFMR GNMA MORTGAGE BACKED SECURITIES
                  CLASS A SERIES E (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.              3.77       07/01/2032        2,800,000
       8,300,000  UNIVERSITY OF OKLAHOMA HOSPITALS TRUSTS SERIES A (HEALTHCARE
                  FACILITIES REVENUE, BANK OF AMERICA NA LOC)+/-SS.                        3.55       08/15/2035        8,300,000

                                                                                                                       11,100,000
                                                                                                                   --------------

OREGON - 0.20%
       1,000,000  OREGON STATE HOMEOWNER (OTHER REVENUE, MERRILL LYNCH CAPITAL
                  SERVICES LOC)+/-SS.                                                      3.56       05/01/2010        1,000,000
                                                                                                                   --------------

OTHER - 1.28%
           2,940  PITNEY BOWES CREDIT CORPORATION LEASETOPS TRUST SERIES 2002
                  (LEASE REVENUE)+/-                                                       3.71       07/19/2006            2,940
       6,425,000  SUNAMERICA TRUST (OTHER REVENUE, FHLMC INSURED)+/-SS.                    3.66       07/01/2041        6,425,000

                                                                                                                        6,427,940
                                                                                                                   --------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE        VALUE
PENNSYLVANIA - 5.02%
$         50,000  BEAVER COUNTY PA IDA TOLEDO EDISON COMPANY PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE, BARCLAYS BANK PLC LOC)+/-SS.            3.54%      06/01/2030   $       50,000
      15,160,000  LEHIGH COUNTY PA ST. LUKES HOSPITAL PROJECT (HOSPITAL
                  REVENUE, WACHOVIA BANK LOC)+/-SS.                                        3.70       07/01/2031       15,160,000
       5,000,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
                  STUDENT HOUSING REVENUE (OTHER REVENUE LOC)+/-SS.                        3.56       11/01/2036        5,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

         450,000  PENNSYLVANIA STATE HONEYSUCKLE STUDENT HOLDING SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.          3.53       07/01/2034          450,000
          60,000  PHILADELPHIA PA (WATER REVENUE, FIRST SECURITY BANK LOC)+/-SS.           3.49       06/15/2023           60,000
       4,500,000  PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT REVENUES
                  GIRARD ESTATE ARAMARK PJ (INDUSTRIAL DEVELOPMENT REVENUE
                  LOC)+/-SS.                                                               3.58       06/01/2032        4,500,000

                                                                                                                       25,220,000
                                                                                                                   --------------

PUERTO RICO - 0.39%
       1,955,000  EAGLE TAX EXEMPT TRUST CTF 20025102 CLASS A (PUERTO RICO
                  COMMONWEALTH HIGHWAY & TRANSPORTATION SERIES D) (TOLL ROAD
                  REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                  3.54       07/01/2027        1,955,000
                                                                                                                   --------------

SOUTH CAROLINA - 5.39%
       2,100,000  CHARLESTON SC SERIES 2003A (WATER REVENUE, BANK OF AMERICA NA
                  LOC)+/-SS.                                                               3.57       01/01/2033        2,100,000
       1,465,000  EAGLE TAX-EXEMPT TRUST CTF 20004001 CLASS A (SOUTH CAROLINA
                  STATE PUBLIC SERVICE AUTHORITY REVENUE SERIES A) MBIA INSURED
                  (UTILITIES REVENUE LOC)+/-SS.                                            3.56       01/01/2022        1,465,000
      15,000,000  GREENVILLE SC HOSPITAL SYSTEM BOARD SERIES B (HEALTHCARE
                  FACILITIES REVENUE, AMBAC INSURED)+/-SS.                                 3.48       05/01/2035       15,000,000
       8,500,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
                  DEVELOPMENT REVENUE HEARTLAND HALL EPISCOPAL (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)+/-SS.                                           3.52       08/01/2029        8,500,000

                                                                                                                       27,065,000
                                                                                                                   --------------

TENNESSEE - 5.25%
      11,000,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE POOLED
                  FINANCING TENNESSEE MUNICIPAL BOND FUNDING (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)+/-SS.                                            3.75       01/01/2033       11,000,000
       4,515,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-SS.              3.55       11/01/2027        4,515,000
       3,150,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-SS.              3.75       07/01/2034        3,150,000
       2,000,000  EAGLE TAX-EXEMPT TRUST CTF 20004202 CLASS A (CHATTANOOGA TN
                  INDUSTRIAL DEVELOPMENT BOARD LEASE RENT REVENUE) AMBAC
                  INSURED (LEASE REVENUE LOC)+/-SS.                                        3.56       10/01/2027        2,000,000
       5,700,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
                  FINANCING REVENUE TENNESSEE COUNTY LOAN POOL (OTHER REVENUE
                  LOC)+/-SS.                                                               3.75       07/01/2034        5,700,000

                                                                                                                       26,365,000
                                                                                                                   --------------

TEXAS - 5.12%
       5,290,000  DALLAS TX PUTTER 598 (PROPERTY TAX REVENUE, JP MORGAN CHASE
                  BANK LOC)+/-SS.                                                          3.55       02/15/2011        5,290,000
       4,100,000  EAGLE TAX-EXEMPT TRUST CTF 20024301 CLASS A (ECTOR COUNTY TX
                  INDEPENDENT SCHOOL DISTRICT) PSFG INSURED (PROPERTY TAX
                  REVENUE LOC)+/-SS.                                                       3.56       08/15/2020        4,100,000
         760,000  HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY JR. LIEN RODEO
                  SERIES C (SPORTS FACILITIES REVENUE, MBIA INSURED)+/-SS.                 3.45       11/15/2030          760,000
       1,100,000  HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE,
                  SOCIETE GENERALE LOC)+/-SS.                                              3.55       11/15/2029        1,100,000
       3,065,000  LAREDO TX HOUSING DEVELOPMENT CORPORATION NUMBER 1 SERIES 618
                  (LEASE REVENUE, AMBAC INSURED)+/-SS.                                     3.55       02/01/2010        3,065,000
       5,000,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION SERIES A
                  (HEALTHCARE FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.         3.80       02/15/2028        5,000,000

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE        VALUE
TEXAS (continued)
$      1,305,000  POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
                  (HOSPITAL REVENUE, JP MORGAN CHASE BANK LOC)+/-SS.                       3.58%      11/01/2026   $    1,305,000
       1,055,000  SAN ANTONIO TX SERIES A (WATER REVENUE, MBIA INSURED)+/-SS.              3.56       05/15/2033        1,055,000
       4,000,000  TEXAS STATE TAX & ANTICIPATION NOTES (GENERAL OBLIGATION -
                  STATES, TERRITORIES)                                                     4.50       08/31/2006        4,038,472

                                                                                                                       25,713,472
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

VIRGINIA - 0.45%
       2,270,000  LOUDOUN COUNTY VA SANATATION AUTHORITY WATER & SEWER REVENUE
                  (WATER REVENUE LOC)+/-SS.                                                3.56       01/01/2024        2,270,000
                                                                                                                   --------------

WASHINGTON - 0.57%
       2,600,000  EVERETT WA BANK OF AMERICA NA LOC (PROPERTY TAX REVENUE LOC)+/-SS.       3.60       12/01/2021        2,600,000
         265,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                  FHLMC INSURED)+/-SS.                                                     3.55       07/01/2035          265,000

                                                                                                                        2,865,000
                                                                                                                   --------------

WISCONSIN - 1.02%
       3,340,000  WAUKESHA WI SCHOOL DISTRICT TRAN (PROPERTY TAX REVENUE)                  4.00       08/22/2006        3,360,716
       1,750,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE HOSPICE CARE HOLDINGS INCORPORATED (HEALTHCARE
                  FACILITIES REVENUE LOC)+/-SS.                                            3.56       05/01/2030        1,750,000

                                                                                                                        5,110,716
                                                                                                                   --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $461,378,336)                                                                     461,378,336
                                                                                                                   --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $541,820,336)*                                     107.82%                                                   $  541,820,336

OTHER ASSETS AND LIABILITIES, NET                         (7.82)                                                      (39,295,602)
                                                        -------                                                    --------------

TOTAL NET ASSETS                                         100.00%                                                   $  502,524,734
                                                        -------                                                    --------------

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


7

ITEM 2.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage California Tax-Free Money Market Fund, Wells Fargo Advantage Cash Investment Money Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage Liquidity Reseve Money Market Fund, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage California Tax Free Money Market Trust, and Wells Fargo Advantage National Tax-Free Money Market Trust; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  February 21, 2006


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION


I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-Q of the California Tax-Free Money Market Fund, Wells Fargo Advantage Cash Investment Money Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage Liquidity Reseve Money Market Fund, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage California Tax Free Money Market Trust, and Wells Fargo Advantage National Tax-Free Money Market Trust; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  February 21, 2006

/s/ A. Erdem Cimen

A. Erdem Cimen
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                        Wells Fargo Funds Trust


                                        By:      /s/ Karla M. Rabusch

                                                 Karla M. Rabusch
                                                 President

                                        By:      /s/ A. Erdem Cimen

                                                 A. Erdem Cimen
                                                 Treasurer

Date:  February 21, 2006

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        Wells Fargo Funds Trust


                                        By:      /s/ Karla M. Rabusch

                                                 Karla M. Rabusch
                                                 President

                                        By:      /s/ A. Erdem Cimen

                                                 A. Erdem Cimen
                                                 Treasurer

Date: February 21, 2006